FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583
                                   ---------

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (650) 312-2000
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 9/30/04
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.

FRANKLIN TEMPLETON

VARIABLE INSURANCE PRODUCTS TRUST

Quarterly Statements of Investments
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

CONTENTS

Franklin Global Communications Securities Fund ............................   3
Franklin Growth and Income Securities Fund ................................   6
Franklin High Income Fund .................................................  10
Franklin Income Securities Fund ...........................................  16
Franklin Large Cap Growth Securities Fund .................................  24
Franklin Money Market Fund ................................................  28
Franklin Real Estate Fund .................................................  29
Franklin Rising Dividends Securities Fund .................................  32
Franklin Small Cap Fund ...................................................  34
Franklin Small Cap Value Securities Fund ..................................  39
Franklin Strategic Income Securities Fund .................................  43
Franklin U.S. Government Fund .............................................  52
Franklin Zero Coupon Fund - 2005 ..........................................  55
Franklin Zero Coupon Fund - 2010 ..........................................  56
Mutual Discovery Securities Fund ..........................................  57
Mutual Shares Securities Fund .............................................  68
Templeton Developing Markets Securities Fund ..............................  78
Templeton Foreign Securities Fund .........................................  84
Templeton Global Asset Allocation Fund ....................................  89
Templeton Global Income Securities Fund ...................................  96
Templeton Growth Securities Fund .......................................... 100
Notes to Statements of Investments ........................................ 106

                                   [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES


                                         Quarterly Statements of Investments | 1
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FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                                 COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCK 96.1%
       ADVERTISING/MARKETING SERVICES .7%
    (a)Interpublic Group of Cos. Inc. ..........................................   United States            95,600   $   1,012,404
                                                                                                                     -------------
       BROADCASTING 11.3%
       Clear Channel Communications Inc. .......................................   United States            44,000       1,371,480
    (a)Cumulus Media Inc., A ...................................................   United States           116,300       1,673,557
    (a)Entercom Communications Corp. ...........................................   United States            32,500       1,061,450
    (a)Entravision Communications Corp. ........................................   United States           102,600         780,786
       Grupo Televisa SA, ADR ..................................................       Mexico               67,400       3,554,002
    (a)Radio One Inc., D .......................................................   United States           156,100       2,221,303
    (a)Univision Communications Inc., A ........................................   United States            48,100       1,520,441
    (a)Westwood One Inc. .......................................................   United States            99,400       1,965,138
    (a)XM Satellite Radio Holdings Inc., A .....................................   United States            76,700       2,379,234
                                                                                                                     -------------
                                                                                                                        16,527,391
                                                                                                                     -------------
       COMPUTER COMMUNICATIONS 1.2%
    (a)Avaya Inc. ..............................................................   United States            73,700       1,027,378
    (a)Juniper Networks Inc. ...................................................   United States            30,100         710,360
                                                                                                                     -------------
                                                                                                                         1,737,738
                                                                                                                     -------------
       COMPUTER PROCESSING HARDWARE .4%
    (a)SBS Technologies Inc. ...................................................   United States            53,900         657,580
                                                                                                                     -------------
       ELECTRONIC COMPONENTS .8%
    (a)OmniVision Technologies Inc. ............................................   United States            83,500       1,181,525
                                                                                                                     -------------
       ELECTRONIC EQUIPMENT/INSTRUMENTS 3.2%
    (a)JDS Uniphase Corp. ......................................................   United States           578,300       1,948,871
       Tektronix Inc. ..........................................................   United States            83,800       2,786,350
                                                                                                                     -------------
                                                                                                                         4,735,221
                                                                                                                     -------------
       INTERNET SOFTWARE/SERVICES 10.1%
    (a)Google Inc., A ..........................................................   United States             5,600         725,760
    (a)InfoSpace Inc. ..........................................................   United States            65,700       3,113,523
    (a)JAMDAT Mobile Inc. ......................................................   United States            98,400       2,270,088
    (a)SINA Corp. ..............................................................       China                62,600       1,595,674
    (a)Websense Inc. ...........................................................   United States            45,400       1,891,818
    (a)Yahoo! Inc. .............................................................   United States           153,500       5,205,185
                                                                                                                     -------------
                                                                                                                        14,802,048
                                                                                                                     -------------
       MAJOR TELECOMMUNICATIONS 14.0%
       Alltel Corp. ............................................................   United States            26,200       1,438,642
       PT Telekomunikasi Indonesia TBK, B ......................................     Indonesia           4,051,000       1,837,841
       Portugal Telecom SGPS SA, ADR ...........................................      Portugal             110,404       1,214,444
       SBC Communications Inc. .................................................   United States           110,800       2,875,260
       Sprint Corp. ............................................................   United States           231,100       4,652,043
       Telecom Corp. of New Zealand Ltd. .......................................    New Zealand            665,447       2,655,458
       Telefonica SA, ADR ......................................................       Spain                49,156       2,211,529


                                         Quarterly Statements of Investments | 3

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                                 COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       MAJOR TELECOMMUNICATIONS (CONT.)
       Telefonos de Mexico SA de CV (Telmex), L, ADR ...........................       Mexico               46,200   $   1,490,874
       Verizon Communications Inc. .............................................   United States            53,500       2,106,830
                                                                                                                     -------------
                                                                                                                        20,482,921
                                                                                                                     -------------
       MEDIA CONGLOMERATES 3.8%
       Viacom Inc., A ..........................................................   United States            11,200         380,800
       Viacom Inc., B ..........................................................   United States           132,100       4,433,276
       The Walt Disney Co. .....................................................   United States            32,600         735,130
                                                                                                                     -------------
                                                                                                                         5,549,206
                                                                                                                     -------------
       PACKAGED SOFTWARE 1.5%
    (a)Red Hat Inc. ............................................................   United States            57,400         702,576
    (a)Symantec Corp. ..........................................................   United States            27,000       1,481,760
                                                                                                                     -------------
                                                                                                                         2,184,336
                                                                                                                     -------------
       PUBLISHING: NEWSPAPERS 2.4%
       Dow Jones & Co. Inc. ....................................................   United States            33,800       1,372,618
       Gannett Co. Inc. ........................................................   United States            25,500       2,135,880
                                                                                                                     -------------
                                                                                                                         3,508,498
                                                                                                                     -------------
       SPECIALTY TELECOMMUNICATIONS 5.9%
    (a)American Tower Corp., A .................................................   United States           143,600       2,204,260
       Citizens Communications Co. .............................................   United States           190,800       2,554,812
    (a)Commonwealth Telephone Enterprises Inc. .................................   United States            16,600         722,930
    (a)Crown Castle International Corp. ........................................   United States           153,800       2,288,544
    (a)Time Warner Telecom Inc., A .............................................   United States           180,700         867,360
                                                                                                                     -------------
                                                                                                                         8,637,906
                                                                                                                     -------------
       TELECOMMUNICATIONS EQUIPMENT 17.5%
    (a)Alcatel SA, ADR .........................................................       France               59,100         693,243
    (a)Comverse Technology Inc. ................................................   United States            76,800       1,446,144
    (a)Corning Inc. ............................................................   United States           128,200       1,420,456
    (a)Telefonaktiebolaget LM Ericsson AB, B, ADR ..............................       Sweden               99,000       3,092,760
       Motorola Inc. ...........................................................   United States            75,300       1,358,412
       Nokia Corp., ADR ........................................................      Finland              248,500       3,409,420
       QUALCOMM Inc. ...........................................................   United States           148,300       5,789,632
    (a)Research in Motion Ltd. .................................................       Canada               66,700       5,091,878
    (a)Trimble Navigation Ltd. .................................................   United States            82,200       2,597,520
    (a)ViaSat Inc. .............................................................   United States            41,100         826,110
                                                                                                                     -------------
                                                                                                                        25,725,575
                                                                                                                     -------------
       WIRELESS COMMUNICATIONS 23.3%
    (a)Alamosa Holdings Inc. ...................................................   United States           297,500       2,272,900
       America Movil SA de CV, L, ADR ..........................................       Mexico              161,800       6,315,054
    (a)Europolitan Holdings AB .................................................       Sweden              273,500       1,766,504
    (a)Nextel Communications Inc., A ...........................................   United States           181,500       4,326,960


4 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                                 COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       WIRELESS COMMUNICATIONS (CONT.)
    (a)Nextel Partners Inc., A .................................................   United States            88,300   $   1,464,014
    (a)NII Holdings Inc., B ....................................................   United States            98,400       4,055,064
       Turkcell Iletisim Hizmetleri AS, ADR ....................................       Turkey              158,081       1,772,088
    (a)UbiquiTel Inc. ..........................................................   United States           269,100       1,076,400
       Vodafone Group PLC, ADR .................................................   United Kingdom          278,400       6,712,224
    (a)Western Wireless Corp., A ...............................................   United States           170,800       4,391,268
                                                                                                                     -------------
                                                                                                                        34,152,476
                                                                                                                     -------------
       TOTAL COMMON STOCKS (COST $121,485,775) .................................                                       140,894,825
                                                                                                                     -------------
       PREFERRED STOCK (COST $1,429,789) 1.0%
       CONSUMER SERVICES 1.0%
       News Corp. Ltd., ADR, pfd ...............................................     Australia              45,900       1,438,047
                                                                                                                     -------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $122,915,565)                                               142,332,872
                                                                                                                     -------------
                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------
       REPURCHASE AGREEMENT (COST $2,739,678) 1.8%
    (b)Joint Repurchase Agreement, 1.803%, 10/01/04
       (Maturity Value $2,739,815) .............................................   United States    $    2,739,678       2,739,678
         ABN AMRO Bank, N.V., New York Branch (Maturity Value $272,694)
         Banc of America Securities LLC (Maturity Value $272,694)
         Barclays Capital Inc. (Maturity Value $272,694)
         Bear, Stearns & Co. Inc. (Maturity Value $208,883)
         BNP Paribas Securities Corp. (Maturity Value $272,694)
         Deutsche Bank Securities Inc. (Maturity Value $87,015)
         Goldman, Sachs & Co. (Maturity Value $272,694)
         Greenwich Capital Markets Inc. (Maturity Value $272,694)
         Lehman Brothers Inc. (Maturity Value $262,365)
         Morgan Stanley & Co. Inc. (Maturity Value $272,694)
         UBS Securities LLC (Maturity Value $272,694)
          Collateralized by U.S. Government Agency Securities,
           0.00% - 7.125%, 10/19/04 - 7/30/09; (c)U.S. Treasury Bills, 12/30/04;
           U.S. Treasury Bonds, 10.75% - 12.00%, 11/15/04 - 8/15/05; and
           U.S. Treasury Notes, 1.875% - 6.875%, 11/15/05 - 8/15/09
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $125,655,243) 98.9% .............................                                       145,072,550
       OTHER ASSETS, LESS LIABILITIES 1.1% .....................................                                         1,552,204
                                                                                                                     -------------
       NET ASSETS 100.0% .......................................................                                     $ 146,624,754
                                                                                                                     =============

(a) Non-income producing.

(b) Investment is through participation in a joint account with other funds managed by the investment advisor. At September 30, 2004, all repurchase agreements had been entered into on that date.

(c) Security is traded on a discount basis with a zero coupon.


                                     See Notes to Statements of Investments. | 5
                                         Quarterly Statements of Investments |

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GROWTH AND INCOME SECURITIES FUND                                 COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 90.7%
       COMMERCIAL SERVICES 3.1%
       Dex Media Inc. ..........................................................   United States           350,000   $   7,409,500
       R.R. Donnelley & Sons Co. ...............................................   United States           425,600      13,329,792
                                                                                                                     -------------
                                                                                                                        20,739,292
                                                                                                                     -------------
       COMMUNICATIONS 7.0%
       Alltel Corp. ............................................................   United States           131,100       7,198,701
       BellSouth Corp. .........................................................   United States           385,800      10,462,896
       SBC Communications Inc. .................................................   United States           584,572      15,169,644
       Verizon Communications Inc. .............................................   United States           370,722      14,599,032
                                                                                                                     -------------
                                                                                                                        47,430,273
                                                                                                                     -------------
       CONSUMER NON-DURABLES 7.6%
       Altria Group Inc. .......................................................   United States           306,200      14,403,648
       British American Tobacco PLC ............................................   United Kingdom          421,000       6,110,626
       Coca-Cola Co. ...........................................................   United States           208,300       8,342,415
       Kimberly-Clark Corp. ....................................................   United States           127,800       8,254,602
       Sara Lee Corp. ..........................................................   United States           301,400       6,890,004
       Unilever NV, N.Y. shs., ADR .............................................    Netherlands            128,000       7,398,400
                                                                                                                     -------------
                                                                                                                        51,399,695
                                                                                                                     -------------
       CONSUMER SERVICES 1.4%
       Dow Jones & Co. Inc. ....................................................   United States           168,800       6,854,968
       The Walt Disney Co. .....................................................   United States           131,800       2,972,090
                                                                                                                     -------------
                                                                                                                         9,827,058
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 6.6%
       Diebold Inc. ............................................................   United States            53,500       2,498,450
       Hewlett-Packard Co. .....................................................   United States           317,100       5,945,625
       Lockheed Martin Corp. ...................................................   United States           133,300       7,435,474
       Nokia Corp., ADR ........................................................      Finland              487,800       6,692,616
       Raytheon Co. ............................................................   United States           322,500      12,248,550
       Rockwell Automation Inc. ................................................   United States           262,300      10,151,010
                                                                                                                     -------------
                                                                                                                        44,971,725
                                                                                                                     -------------
       ENERGY MINERALS 12.1%
       BP PLC, ADR .............................................................   United Kingdom          354,400      20,388,632
       ChevronTexaco Corp. .....................................................   United States           421,116      22,588,662
       ExxonMobil Corp. ........................................................   United States           282,744      13,665,018
       Kerr-McGee Corp. ........................................................   United States           200,300      11,467,175
       Shell Transport & Trading Co. PLC, ADR ..................................   United Kingdom          319,500      14,220,945
                                                                                                                     -------------
                                                                                                                        82,330,432
                                                                                                                     -------------
       FINANCE 24.5%
       Arthur J. Gallagher & Co. ...............................................   United States           250,300       8,292,439
       Bank of America Corp. ...................................................   United States           637,012      27,601,730
       Citigroup Inc. ..........................................................   United States           468,900      20,687,868


6 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GROWTH AND INCOME SECURITIES FUND                                     COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCK(CONT.)
       FINANCE(CONT.)
       Fannie Mae ..............................................................   United States           239,200   $  15,165,280
       Fifth Third Bancorp .....................................................   United States           173,100       8,519,982
       JP Morgan Chase & Co. ...................................................   United States           330,170      13,117,654
       KeyCorp .................................................................   United States           106,400       3,362,240
       Marsh & McLennan Cos. Inc. ..............................................   United States           220,800      10,103,808
       Morgan Stanley ..........................................................   United States           227,200      11,200,960
       Old Republic International Corp. ........................................   United States           191,600       4,795,748
       St. Paul Travelers Cos. Inc. ............................................   United States           300,100       9,921,306
       U.S. Bancorp ............................................................   United States           407,500      11,776,750
       Washington Mutual Inc. ..................................................   United States           262,800      10,270,224
       Wells Fargo & Co. .......................................................   United States           193,500      11,538,405
                                                                                                                     -------------
                                                                                                                       166,354,394
                                                                                                                     -------------
       HEALTH TECHNOLOGY 7.4%
       Abbott Laboratories .....................................................   United States           128,600       5,447,496
       Bristol-Myers Squibb Co. ................................................   United States           204,000       4,828,680
       GlaxoSmithKline PLC, ADR ................................................   United Kingdom          197,400       8,632,302
       Hillenbrand Industries Inc. .............................................   United States            28,500       1,440,105
       Johnson & Johnson .......................................................   United States            89,600       5,047,168
       Merck & Co. Inc. ........................................................   United States           205,700       6,788,100
       Pall Corp. ..............................................................   United States           215,600       5,277,888
       Pfizer Inc. .............................................................   United States           235,900       7,218,540
       Wyeth ...................................................................   United States           142,700       5,336,980
                                                                                                                     -------------
                                                                                                                        50,017,259
                                                                                                                     -------------
       INDUSTRIAL SERVICES .3%
       Waste Management Inc. ...................................................   United States            62,700       1,714,218
                                                                                                                     -------------
       NON-ENERGY MINERALS 1.0%
       Alcoa Inc. ..............................................................   United States           207,200       6,959,848
                                                                                                                     -------------
       PROCESS INDUSTRIES 3.4%
       Dow Chemical Co. ........................................................   United States           292,100      13,197,078
       E.I. du Pont de Nemours & Co. ...........................................   United States           234,200      10,023,760
                                                                                                                     -------------
                                                                                                                        23,220,838
                                                                                                                     -------------
       PRODUCER MANUFACTURING 8.2%
       Avery Dennison Corp. ....................................................   United States           131,600       8,656,648
       General Electric Co. ....................................................   United States           817,800      27,461,724
       Honeywell International Inc. ............................................   United States           281,900      10,108,934
       Pitney Bowes Inc. .......................................................   United States           204,400       9,014,040
                                                                                                                     -------------
                                                                                                                        55,241,346
                                                                                                                     -------------


                                         Quarterly Statements of Investments | 7

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GROWTH AND INCOME SECURITIES FUND                                   COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       REAL ESTATE INVESTMENT TRUSTS 1.4%
       iStar Financial Inc. ....................................................   United States           126,300   $   5,207,349
       Vornado Realty Trust ....................................................   United States            63,900       4,005,252
                                                                                                                     -------------
                                                                                                                         9,212,601
                                                                                                                     -------------
       TECHNOLOGY SERVICES 2.9%
       Automatic Data Processing Inc. ..........................................   United States           123,200       5,090,624
       Microsoft Corp. .........................................................   United States           397,200      10,982,580
       Paychex Inc. ............................................................   United States           110,400       3,328,560
                                                                                                                     -------------
                                                                                                                        19,401,764
                                                                                                                     -------------
       TRANSPORTATION .7%
       Union Pacific Corp. .....................................................   United States            83,900       4,916,540
                                                                                                                     -------------
       UTILITIES 3.1%
       NiSource Inc. ...........................................................   United States           484,600      10,181,446
       Pinnacle West Capital Corp. .............................................   United States            82,500       3,423,750
       PPL Corp. ...............................................................   United States            80,200       3,783,836
       Scottish Power PLC ......................................................   United Kingdom          483,300       3,700,109
                                                                                                                     -------------
                                                                                                                        21,089,141
                                                                                                                     -------------
       TOTAL COMMON STOCKS (COST $512,453,098)..................................                                       614,826,424
                                                                                                                     -------------
       CONVERTIBLE PREFERRED STOCKS 4.6%
       CONSUMER DURABLES 1.0%
       Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. .......................   United States           129,100       6,749,348
                                                                                                                     -------------
       FINANCE 1.5%
       Capital One Financial, 6.25%, cvt. pfd. .................................   United States            64,400       3,413,200
       Prudential Financial Inc., 6.75%, cvt. pfd. .............................   United States            98,000       6,842,360
                                                                                                                     -------------
                                                                                                                        10,255,560
                                                                                                                     -------------
       HEALTH TECHNOLOGY .2%
       Schering-Plough Corp., 6.00%, cvt. pfd. .................................   United States            29,200       1,546,140
                                                                                                                     -------------
       RETAIL TRADE 1.1%
       Toys R Us Inc., 6.25%, cvt. pfd. ........................................   United States           147,600       7,093,656
                                                                                                                     -------------
       UTILITIES .8%
       Sierra Pacific Resources Co., 9.00%, cvt. pfd., PIES ....................   United States           130,100       5,240,428
                                                                                                                     -------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $27,571,097)....................                                        30,885,132
                                                                                                                     -------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $540,024,195)........                                       645,711,556
                                                                                                                     -------------


8 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GROWTH AND INCOME SECURITIES FUND                                     COUNTRY      PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       REPURCHASE AGREEMENT (COST $30,466,137) 4.5%
    (a)Joint Repurchase Agreement, 1.803%, 10/01/04
        (Maturity Value $30,467,663) ...........................................   United States    $   30,466,137   $  30,466,137
          ABN AMRO Bank, N.V., New York Branch (Maturity Value $3,032,447)
          Banc of America Securities LLC (Maturity Value $3,032,446)
          Barclays Capital Inc. (Maturity Value $3,032,447)
          Bear, Stearns & Co. Inc. (Maturity Value $2,322,855)
          BNP Paribas Securities Corp. (Maturity Value $3,032,446)
          Deutsche Bank Securities Inc. (Maturity Value $967,653)
          Goldman, Sachs & Co. (Maturity Value $3,032,447)
          Greenwich Capital Markets Inc. (Maturity Value $3,032,447)
          Lehman Brothers Inc. (Maturity Value $2,917,583)
          Morgan Stanley & Co. Inc. (Maturity Value $3,032,446)
          UBS Securities LLC (Maturity Value $3,032,446)
           Collateralized by U.S. Government Agency Securities, 0.00% - 7.125%,
           10/19/04 - 7/30/09; (b)U.S. Treasury Bills, 12/30/04;
           U.S. Treasury Bonds, 10.75% - 12.00%, 11/15/04 - 8/15/05; and
           U.S. Treasury Notes, 1.875% - 6.875%, 11/15/05 - 8/15/09
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $570,490,332) 99.8%..............................                                       676,177,693
       OTHER ASSETS, LESS LIABILITIES .2%.......................................                                         1,563,733
                                                                                                                     -------------
       NET ASSETS 100.0%........................................................                                     $ 677,741,426
                                                                                                                     =============

GLOSSARY OF TERMS

PIES - Premium Income Equity Securities

(a) Investment is through participation in a joint account with other funds managed by the investment advisor. At September 30, 2004, all repurchase agreements had been entered into on that date.

(b) Security is traded on a discount basis with a zero coupon.


                                     See Notes to Statements of Investments. | 9
                                         Quarterly Statements of Investments |

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GROWTH AND INCOME SECURITIES FUND                                     COUNTRY     PRINCIPAL AMOUNT(g)     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS 90.2%
       COMMERCIAL SERVICES 2.7%
       American Color Graphics, senior secured note, 10.00%, 6/15/10 ...........   United States    $    1,200,000   $     930,000
       JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
         10.67% thereafter, 5/15/13 ............................................   United States         2,800,000       2,324,000
    (a)Key3Media Group Inc., senior sub. note, 11.25%, 6/15/11 .................   United States         2,000,000           7,500
       Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 .....................   United States         2,000,000       2,160,000
                                                                                                                     -------------
                                                                                                                         5,421,500
                                                                                                                     -------------
       COMMUNICATIONS 10.5%
       Crown Castle International Corp., senior note, 9.375%, 8/01/11 ..........   United States         1,000,000       1,155,000
       Dobson Communications Corp., senior note, 8.875%, 10/01/13 ..............   United States         2,000,000       1,300,000
       Inmarsat Finance PLC, senior note, 144A, 7.625%, 6/30/12 ................   United Kingdom        1,500,000       1,496,250
       MCI Inc., senior note, 6.688%, 5/01/09 ..................................   United States         1,500,000       1,449,375
       Nextel Communications Inc., senior note, 7.375%, 8/01/15 ................   United States         2,000,000       2,160,000
       Nextel Partners Inc., senior note, 8.125%, 7/01/11 ......................   United States         1,000,000       1,065,000
       Nortel Networks Corp., 6.875%, 9/01/23 ..................................       Canada            1,500,000       1,380,000
       NTL Cable PLC, senior note, 144A, 8.75%, 4/15/14 ........................   United Kingdom        1,600,000       1,740,000
       PanAmSat Corp., senior note, 144A, 9.00%, 8/15/14 .......................   United States         1,400,000       1,463,000
       Qwest Communications International Inc., senior note, 144A, 7.50%,
         2/15/14 ...............................................................   United States         1,500,000       1,383,750
       Qwest Corp., 6.875%, 9/15/33 ............................................   United States         1,000,000         847,500
       Rural Cellular Corp., senior secured note, 144A, 8.25%, 3/15/12 .........   United States         1,000,000       1,022,500
       Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 .................   United States         1,500,000       1,447,500
       Time Warner Telecom Inc., senior note, 9.25%, 2/15/14 ...................   United States         1,000,000       1,000,000
       Triton PCS Inc., senior note, 8.50%, 6/01/13 ............................   United States         2,000,000       1,825,000
                                                                                                                     -------------
                                                                                                                        20,734,875
                                                                                                                     -------------
       CONSUMER DURABLES 3.7%
       D.R. Horton Inc., senior note, 8.50%, 4/15/12 ...........................   United States         2,000,000       2,270,000
       General Motors, senior deb., 8.25%, 7/15/23 .............................   United States         2,000,000       2,108,922
       Sealy Mattress Co., senior sub. note, 144A, 8.25%, 6/15/14 ..............   United States         2,000,000       2,030,000
       True Temper Sports Inc., senior sub. note, 8.375%, 9/15/11 ..............   United States           900,000         841,500
                                                                                                                     -------------
                                                                                                                         7,250,422
                                                                                                                     -------------
       CONSUMER NON-DURABLES 2.2%
       Del Monte Corp., senior sub. note, 8.625%, 12/15/12 .....................   United States         2,000,000       2,235,000
       Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ......................   United States         1,700,000       1,853,000
       Smithfield Foods Inc., senior note, 144A, 7.00%, 8/01/11 ................   United States           300,000         315,000
                                                                                                                     -------------
                                                                                                                         4,403,000
                                                                                                                     -------------
       CONSUMER SERVICES 17.9%
    (a)Adelphia Communications Corp., senior note, 10.25%, 6/15/11 .............   United States         1,700,000       1,610,750
       Aztar Corp., senior sub. note, 144A, 7.875%, 6/15/14 ....................   United States         1,600,000       1,704,000
       Boyd Gaming Corp., senior sub. note, 7.75%, 12/15/12 ....................   United States           300,000         323,250
       Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 .....................   United States         1,700,000       1,738,250
       Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 ............   United States         1,400,000       1,470,000
    (a)Callahan NordRhein-Westfalen, senior note, 14.00%, 7/15/10 ..............      Germany            2,750,000         110,038


10 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GROWTH AND INCOME SECURITIES FUND                                     COUNTRY     PRINCIPAL AMOUNT(g)     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       CONSUMER SERVICES (CONT.)
       Charter Communications Holdings II, senior note, 10.25%, 9/15/10 ........   United States     $   2,200,000   $   2,257,750
       Corrections Corp. of America, senior note, 9.875%, 5/01/09 ..............   United States         1,000,000       1,121,250
       Corrections Corp. of America, senior note, 7.50%, 5/01/11 ...............   United States           500,000         530,625
       Dex Media Inc., B, 8.00%, 11/15/13 ......................................   United States           500,000         527,500
       Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...................   United States         1,471,000       1,735,780
       DIRECTV Holdings/Finance, senior note, 8.375%, 3/15/13 ..................   United States         1,700,000       1,942,250
       Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ..................   United States         2,000,000       2,085,000
       Lin Television Corp., senior sub. note, 6.50%, 5/15/13 ..................   United States         1,715,000       1,762,163
       Marquee Inc., senior note, 144A, 8.625%, 8/15/12 ........................   United States         1,300,000       1,384,500
       Nexstar Finance Inc., senior sub. note, 7.00%, 1/15/14 ..................   United States         2,000,000       1,980,000
       Park Place Entertainment Corp., senior sub. note, 7.875%, 3/15/10 .......   United States         2,000,000       2,270,000
       Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ..........   United States         1,100,000       1,133,000
       Pinnacle Entertainment Inc., senior sub. note, B, 9.25%, 2/15/07 ........   United States           399,000         410,970
       Rainbow National Services, senior sub. deb., 144A, 10.375%, 9/01/14 .....   United States         2,000,000       2,105,000
       Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 ...............   United States           800,000         905,000
       Royal Caribbean Cruises Ltd., senior note, 6.875%, 12/01/13 .............   United States         1,200,000       1,284,000
       Six Flags Inc., senior note, 8.875%, 2/01/10 ............................   United States         1,700,000       1,602,250
       Station Casinos Inc., senior note, 6.00%, 4/01/12 .......................   United States           300,000         309,000
       Station Casinos Inc., senior sub. note, 6.50%, 2/01/14 ..................   United States           300,000         306,750
       Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 .................   United States         1,400,000       1,445,500
       Yell Finance BV, senior disc. note, zero cpn. to 8/01/06, 13.50%
       thereafter, 8/01/11 .....................................................   United Kingdom        1,282,000       1,262,770
                                                                                                                     -------------
                                                                                                                        35,317,346
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 5.3%
       Argo-Tech Corp., senior note, 144A, 9.25%, 6/01/11 ......................   United States         1,700,000       1,831,750
       Communications & Power Industries, senior sub. note, 8.00%, 2/01/12 .....   United States         1,800,000       1,890,000
       Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 ........     Singapore           1,500,000       1,541,250
       ON Semiconductor Corp., senior secured note, 13.00%, 5/15/08 ............   United States         1,266,000       1,424,250
       Solectron Corp., senior note, 9.625%, 2/15/09 ...........................   United States         2,000,000       2,225,000
       Xerox Corp., senior note, 7.125%, 6/15/10 ...............................   United States         1,500,000       1,608,750
                                                                                                                     -------------
                                                                                                                        10,521,000
                                                                                                                     -------------
       ENERGY MINERALS 1.4%
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ...................   United States         2,500,000       2,712,500
                                                                                                                     -------------
       FINANCE .5%
       Western Financial Bank-FSB, sub. deb., 9.625%, 5/15/12 ..................   United States           800,000         908,000
                                                                                                                     -------------
       HEALTH SERVICES 3.6%
       Medcath Holdings Corp., senior note, 144A, 9.875%, 7/15/12 ..............   United States         1,000,000       1,050,000
       Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ....................   United States         2,500,000       2,362,500
       United Surgical Partners, senior sub. note, 10.00%, 12/15/11 ............   United States         2,000,000       2,295,000
    (b)Vanguard Health Holding Co. II LLC, senior sub. note, 144A, 9.00%,
         10/01/14 ..............................................................   United States         1,400,000       1,410,500
                                                                                                                     -------------
                                                                                                                         7,118,000
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 11

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GROWTH AND INCOME SECURITIES FUND                                     COUNTRY     PRINCIPAL AMOUNT(g)     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       INDUSTRIAL SERVICES 5.3%
       Allied Waste North America Inc., senior secured note, 6.50%, 11/15/10 ...   United States    $    2,400,000   $   2,388,000
       Grant Prideco Escrow, senior note, 9.00%, 12/15/09 ......................   United States         2,000,000       2,245,000
       Hanover Equipment Trust 01, senior secured note, B, 8.75%, 9/01/11 ......   United States         2,000,000       2,195,000
       SESI LLC, senior note, 8.875%, 5/15/11 ..................................   United States         1,500,000       1,646,250
       Universal Compression Inc., senior note, 7.25%, 5/15/10 .................   United States         2,000,000       2,130,000
                                                                                                                     -------------
                                                                                                                        10,604,250
                                                                                                                     -------------
       NON-ENERGY MINERALS 1.1%
       Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ...................   United States         2,000,000       2,215,000
                                                                                                                     -------------
       PROCESS INDUSTRIES 12.6%
       BCP Caylux Holding Lux SCA, senior sub. note, 144A, 9.625%, 6/15/14 .....   United States         1,800,000       1,953,000
       Doane Pet Care Co., senior sub. note, 9.75%, 5/15/07 ....................   United States           957,000         921,112
       Georgia-Pacific Corp., 8.125%, 5/15/11 ..................................   United States         2,000,000       2,320,000
       Graham Packaging Co., senior sub. note, B, 8.75%, 1/15/08 ...............   United States         1,500,000       1,550,625
       HMP Equity Holdings Corp., senior disc. note, zero cpn., 5/15/08 ........   United States         2,200,000       1,397,000
       Huntsman ICI Holdings LLC, senior disc. note, zero cpn., 12/31/09 .......   United States         2,000,000       1,070,000
       Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 ....................   United States         2,000,000       2,120,000
       Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13 .............   United States         2,000,000       2,320,000
       MDP Acquisitions PLC, senior note, 9.625%, 10/01/12 .....................   Irish Republic        2,000,000       2,270,000
       Nalco Co., senior sub. note, 8.875%, 11/15/13 ...........................   United States         2,000,000       2,160,000
       Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ........................   United States         2,000,000       1,950,000
    (a)Polysindo International Finance Co. BV, secured note, 9.375%, 7/30/07 ...     Indonesia           4,250,000         361,250
       Pliant Corp., senior sub. note, 13.00%, 6/01/10 .........................   United States         2,000,000       1,730,000
       Rhodia SA, senior note, 10.25%, 6/01/10 .................................       France            2,000,000       2,080,000
    (a)Tjiwi Kimia Finance Mauritius, senior note, 10.00%, 8/01/04 .............     Indonesia           2,000,000         825,000
                                                                                                                     -------------
                                                                                                                        25,027,987
                                                                                                                     -------------
       PRODUCER MANUFACTURING 6.3%
       Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ................   United States         2,000,000       2,250,000
       Fimep SA, senior note, 10.50%, 2/15/13 ..................................       France            2,000,000       2,350,000
    (a)Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 ...........   United States         1,912,374              --
       Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ........................   United Kingdom        2,000,000       2,060,000
       Norcraft Cos. LP, senior sub. note, 144A, 9.00%, 11/01/11 ...............   United States         2,000,000       2,190,000
       THL Buildco Inc., senior sub. note, 144A, 8.50%, 9/01/14 ................   United States         1,300,000       1,368,250
       TRW Automotive Inc., senior note, 9.375%, 2/15/13 .......................   United States         1,959,000       2,247,953
                                                                                                                     -------------
                                                                                                                        12,466,203
                                                                                                                     -------------
       REAL ESTATE DEVELOPMENT .9%
       Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ..............   United States         1,700,000       1,793,500
                                                                                                                     -------------


12 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GROWTH AND INCOME SECURITIES FUND                                     COUNTRY     PRINCIPAL AMOUNT(g)     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       REAL ESTATE INVESTMENT TRUSTS 1.6%
       Host Marriott LP, senior note, 144A, 7.00%, 8/15/12 .....................   United States    $    2,000,000   $   2,115,000
       Meristar Hospitality Corp., senior note, 10.50%, 6/15/09 ................   United States         1,000,000       1,100,000
                                                                                                                     -------------
                                                                                                                         3,215,000
                                                                                                                     -------------
       RETAIL TRADE 1.9%
       Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08 .....................   United States         2,000,000       1,880,000
       Stater Brothers Holdings, senior note, 144A, 8.125%, 6/15/12 ............   United States         1,800,000       1,894,500
                                                                                                                     -------------
                                                                                                                         3,774,500
                                                                                                                     -------------
       TRANSPORTATION 2.7%
       CP Ships Ltd., senior note, 10.375%, 7/15/12 ............................       Canada            1,500,000       1,725,000
       Great Lakes Dredge & Dock Corp., senior sub. note, 7.75%, 12/15/13 ......   United States         2,000,000       1,740,000
       Laidlaw International Inc., senior note, 10.75%, 6/15/11 ................   United States         1,700,000       1,948,625
                                                                                                                     -------------
                                                                                                                         5,413,625
                                                                                                                     -------------
       UTILITIES 10.0%
       AES Corp., senior secured note, 144A, 9.00%, 5/15/15 ....................   United States         2,000,000       2,265,000
       Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ...................   United States         2,500,000       2,775,000
       Aquila Inc., senior note, 14.875%, 7/01/12 ..............................   United States         2,000,000       2,705,000
       Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ................   United States         1,500,000       1,140,000
       Calpine Corp., senior secured note, 144A, 9.625%, 10/01/14 ..............   United States         1,000,000         987,500
       Centerpoint Energy Inc., senior note, B, 7.25%, 9/01/10 .................   United States         2,300,000       2,544,345
       CMS Energy Corp., senior note, 7.50%, 1/15/09 ...........................   United States         2,000,000       2,105,000
       Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 .......................   United States         1,200,000       1,254,000
       Dynegy Holdings Inc., senior secured note, 144A, 10.125%, 7/15/13 .......   United States         1,300,000       1,501,500
       Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .............   United States         2,300,000       2,518,500
                                                                                                                     -------------
                                                                                                                        19,795,845
                                                                                                                     -------------
       TOTAL BONDS (COST $180,483,089)..........................................                                       178,692,553
                                                                                                                     -------------

                                                                                                   ---------------
                                                                                                   SHARES/WARRANTS
                                                                                                   ---------------

       COMMON STOCKS AND WARRANTS 1.4%
       COMMUNICATIONS .9%
    (c)Arch Wireless Inc., A ...................................................   United States             1,321          37,952
    (c)Call-Net Enterprises Inc., B ............................................       Canada               47,553          78,700
    (c)Dobson Communications Corp. .............................................   United States            70,446          93,693
    (c)ICG Communications Inc. .................................................   United States            10,694           7,486
    (c)ICG Communications Inc., wts., 6/05/07 ..................................   United States             1,772              18
    (c)ICO Global Communications Holdings Ltd. .................................   United States           300,767          69,177
    (c)ICO Global Communications Holdings Ltd., wts., 5/16/06 ..................   United States            75,546             377
    (c)International Wireless Communications Holdings Inc. .....................   United States           377,088          45,251


                                        Quarterly Statements of Investments | 13

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN HIGH INCOME FUND                                                      COUNTRY      SHARES/WARRANTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND WARRANTS (CONT.)
       COMMUNICATIONS (CONT.)
    (c)Metrocall Holdings Inc. .................................................   United States            23,100   $   1,498,035
    (c)Millicom International Cellular SA ......................................     Luxembourg                  1              18
(c),(d)Poland Telecom Finance, wts., 144A, 12/01/07 ............................       Poland                8,000              --
                                                                                                                     -------------
                                                                                                                         1,830,707
                                                                                                                     -------------
       CONSUMER SERVICES
    (c)Jack in the Box Inc. ....................................................   United States               210           6,664
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY
    (c)Loral Space & Communications Ltd., wts., 1/15/07 ........................   United States             1,500              26
                                                                                                                     -------------
       INDUSTRIAL SERVICES .2%
                                                                                                                     -------------
    (c)Transocean Inc., wts., 144A, 5/01/09 ....................................   United States             1,500         486,000
       PROCESS INDUSTRIES .3%
                                                                                                                     -------------
    (c)HMP Equity Holdings Corp., wts., 144A, 5/15/11 ..........................   United States             2,200         507,100
                                                                                                                     -------------
       PRODUCER MANUFACTURING
    (c)Goss Holdings Inc., B ...................................................   United States            44,604              --
                                                                                                                     -------------
       TOTAL COMMON STOCKS AND WARRANTS (COST $7,010,514).......................                                         2,830,497
                                                                                                                     -------------
       PREFERRED STOCKS 1.2%
       HEALTH SERVICES 1.1%
       Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ................      Germany                2,000       2,190,000
                                                                                                                     -------------
       PROCESS INDUSTRIES .1%
    (a)Asia Pulp & Paper Co. Ltd., 12.00%, pfd. ................................     Indonesia           4,500,000          67,500
                                                                                                                     -------------
       TOTAL PREFERRED STOCKS (COST $6,486,875).................................                                         2,257,500
                                                                                                                     -------------
       CONVERTIBLE PREFERRED STOCK (COST $246,000)
       COMMUNICATIONS
       Dobson Communications Corp., 6.00%, cvt. pfd. ...........................   United States             1,500          57,000
                                                                                                                     -------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $194,226,478)........                                       183,837,550
                                                                                                                     -------------


14 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN HIGH INCOME FUND                                                      COUNTRY      PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       REPURCHASE AGREEMENT (COST $10,642,617) 5.4%
    (e)Joint Repurchase Agreement, 1.803%, 10/01/04
        (Maturity Value $10,643,150)............................................   United States    $   10,642,617   $  10,642,617
         ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,059,313)
         Banc of America Securities LLC (Maturity Value $1,059,313)
         Barclays Capital Inc. (Maturity Value $1,059,313)
         Bear, Stearns & Co. Inc. (Maturity Value $811,434)
         BNP Paribas Securities Corp. (Maturity Value $1,059,313)
         Deutsche Bank Securities Inc. (Maturity Value $338,026)
         Goldman, Sachs & Co. (Maturity Value $1,059,313)
         Greenwich Capital Markets Inc. (Maturity Value $1,059,313)
         Lehman Brothers Inc. (Maturity Value $1,019,186)
         Morgan Stanley & Co. Inc. (Maturity Value $1,059,313)
         UBS Securities LLC (Maturity Value $1,059,313)
          Collateralized by U.S. Government Agency Securities, 0.00% - 7.125%,
           10/19/04 - 7/30/09; (f)U.S. Treasury Bills,
           12/30/04; U.S. Treasury Bonds, 10.75% - 12.00%,
           11/15/04 - 8/15/05; and U.S. Treasury Notes,
           1.875% - 6.875%, 11/15/05 - 8/15/09
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $204,869,095) 98.2%..............................                                       194,480,167
       OTHER ASSETS, LESS LIABILITIES 1.8%......................................                                         3,600,556
                                                                                                                     -------------
       NET ASSETS 100.0%........................................................                                     $ 198,080,723
                                                                                                                     =============

(a) Defaulted security.

(b) Security purchased on a delayed delivery basis.

(c) Non-income producing.

(d) See Note 2 regarding restricted securities.

(e) Investment is through participation in a joint account with other funds managed by the investment advisor. At September 30, 2004, all repurchase agreements had been entered into on that date.

(f) Security is traded on a discount basis with a zero coupon.

(g) The principal amount is stated in U.S. dollars unless otherwise indicated.

                                   See Notes to Statements of Investments. |  15
                                       Quarterly Statements of Investments |

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                                COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 33.8%
       COMMERCIAL SERVICES .7%
    (a)Dex Media Inc. ..........................................................   United States           600,000   $  12,702,000
                                                                                                                     -------------
       COMMUNICATIONS 1.6%
       AT&T Corp. ..............................................................   United States           200,000       2,864,000
       MCI Inc. ................................................................   United States            46,203         773,900
       SBC Communications Inc. .................................................   United States           500,000      12,975,000
       Verizon Communications Inc. .............................................   United States           308,400      12,144,792
                                                                                                                     -------------
                                                                                                                        28,757,692
                                                                                                                     -------------
       CONSUMER DURABLES .3%
       General Motors Corp. ....................................................   United States           120,000       5,097,600
                                                                                                                     -------------
       CONSUMER NON-DURABLES 1.0%
       Altria Group Inc. .......................................................   United States           200,000       9,408,000
       Coca-Cola Co. ...........................................................   United States            50,000       2,002,500
       Loews Corp. - Carolina Group ............................................   United States           227,900       5,553,923
                                                                                                                     -------------
                                                                                                                        16,964,423
                                                                                                                     -------------
       ELECTRIC UTILITIES 13.1%
       Alliant Energy Corp. ....................................................   United States           400,000       9,952,000
       Ameren Corp. ............................................................   United States           700,000      32,305,000
       American Electric Power Co. Inc. ........................................   United States           400,000      12,784,000
       CenterPoint Energy Inc. .................................................   United States           200,000       2,072,000
       Cinergy Corp. ...........................................................   United States           500,000      19,800,000
    (a)CMS Energy Corp. ........................................................   United States           250,000       2,380,000
       Dominion Resources Inc. .................................................   United States           300,000      19,575,000
       DTE Energy Co. ..........................................................   United States           260,000      10,969,400
       Edison International ....................................................   United States           159,000       4,215,090
       Energy East Corp. .......................................................   United States           300,000       7,554,000
       FirstEnergy Corp. .......................................................   United States           500,000      20,540,017
       FPL Group Inc. ..........................................................   United States           162,600      11,108,832
       Hawaiian Electric Industries Inc. .......................................   United States           120,000       3,184,800
       Pepco Holdings Inc. .....................................................   United States           300,000       5,970,000
       Pinnacle West Capital Corp. .............................................   United States           100,000       4,150,000
       PPL Corp. ...............................................................   United States           150,000       7,077,000
       Progress Energy Inc. ....................................................   United States           300,000      12,702,000
       Public Service Enterprise Group Inc. ....................................   United States           372,000      15,847,200
       Puget Energy Inc. .......................................................   United States           350,000       7,945,000
       Southern Co. ............................................................   United States           500,000      14,990,000
       TECO Energy Inc. ........................................................   United States           200,000       2,706,000
       Xcel Energy Inc. ........................................................   United States           260,000       4,503,200
                                                                                                                     -------------
                                                                                                                       232,330,539
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY .3%
       Lockheed Martin Corp. ...................................................   United States           102,400       5,711,872
                                                                                                                     -------------


16 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                                COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       ENERGY MINERALS 4.7%
       BP PLC, ADR .............................................................   United Kingdom          225,000   $  12,944,250
       Canadian Oil Sands Trust ................................................       Canada              350,000      15,164,308
       ChevronTexaco Corp. .....................................................   United States           400,000      21,456,000
       Marathon Oil Corp. ......................................................   United States           306,300      12,644,064
    (a)Mission Resources Corp. .................................................   United States           600,000       3,774,000
       Royal Dutch Petroleum Co., N.Y. shs. ....................................    Netherlands            313,800      16,192,080
       Yukos Corp., ADR ........................................................       Russia               58,000         926,840
                                                                                                                     -------------
                                                                                                                        83,101,542
                                                                                                                     -------------
       FINANCE 2.9%
       Bank of America Corp. ...................................................   United States           333,180      14,436,689
       Comerica Inc. ...........................................................   United States           120,000       7,122,000
       Fifth Third Bancorp .....................................................   United States           380,000      18,703,600
       JPMorgan Chase & Co. ....................................................   United States           300,000      11,919,000
                                                                                                                     -------------
                                                                                                                        52,181,289
                                                                                                                     -------------
       GAS UTILITIES 2.7%
       KeySpan Corp. ...........................................................   United States           250,000       9,800,000
       NiSource Inc. ...........................................................   United States           700,000      14,707,000
       ONEOK Inc. ..............................................................   United States           650,000      16,913,000
       Sempra Energy ...........................................................   United States           200,000       7,238,000
                                                                                                                     -------------
                                                                                                                        48,658,000
                                                                                                                     -------------
       HEALTH TECHNOLOGY 4.0%
       Bristol-Myers Squibb Co. ................................................   United States           700,000      16,569,000
       Johnson & Johnson .......................................................   United States           150,000       8,449,500
       Merck & Co. Inc. ........................................................   United States           600,000      19,800,000
       Pfizer Inc. .............................................................   United States           700,000      21,420,000
       Wyeth ...................................................................   United States           123,800       4,630,120
                                                                                                                     -------------
                                                                                                                        70,868,620
                                                                                                                     -------------
       NON-ENERGY MINERALS .6%
       AngloGold Ashanti Ltd., ADR .............................................    South Africa           171,300       6,663,570
       Barrick Gold Corp. ......................................................       Canada              200,000       4,208,000
                                                                                                                     -------------
                                                                                                                        10,871,570
                                                                                                                     -------------
       PROCESS INDUSTRIES .4%
       Dow Chemical Co. ........................................................   United States           175,000       7,906,500
                                                                                                                     -------------
       PRODUCER MANUFACTURING .5%
       General Electric Co. ....................................................   United States           250,000       8,395,000
                                                                                                                     -------------


                                         QUARTERLY STATEMENTS OF INVESTMENT | 17

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                                COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       REAL ESTATE INVESTMENT TRUSTS 1.0%
       Developers Diversified Realty Corp. .....................................   United States           325,000   $  12,723,750
       iStar Financial Inc. ....................................................   United States           118,500       4,885,755
                                                                                                                     -------------
                                                                                                                        17,609,505
                                                                                                                     -------------
       TOTAL COMMON STOCKS (COST $509,847,720)..................................                                       601,156,152
                                                                                                                     -------------
       PREFERRED STOCK (COST $7,620,963)
       PROCESS INDUSTRIES
    (b)Asia Pulp & Paper Co. Ltd., 12.00% ......................................     Indonesia          10,073,000         151,095
                                                                                                                     -------------
       CONVERTIBLE PREFERRED STOCKS 7.8%
       COMMUNICATIONS .6%
       ALLTEL Corp., 7.75%, cvt. pfd. ..........................................   United States           200,000      10,352,000
                                                                                                                     -------------
       CONSUMER DURABLES 1.5%
       Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. .......................   United States           500,000      26,140,000
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY .9%
       Lehman Brothers Holdings into Solectron Corp., 7.00%, cvt. pfd. .........   United States           300,000       6,042,000
       Morgan Stanley into INTC, 6.50%, cvt. pfd. ..............................   United States           500,000      10,177,500
                                                                                                                     -------------
                                                                                                                        16,219,500
                                                                                                                     -------------
       ENERGY MINERALS .4%
       Chesapeake Energy Corp., 144A, 4.125%, cvt. pfd. ........................   United States             5,000       5,650,000
       Unocal Corp., 6.25%, cvt. pfd. ..........................................   United States            25,001       1,296,927
                                                                                                                     -------------
                                                                                                                         6,946,927
                                                                                                                     -------------
       FINANCE 2.1%
       Genworth Financial Inc., 6.00%, cvt. pfd., A ............................   United States           256,300       7,448,334
       Travelers Property Casualty Corp., 4.50%, cvt. pfd., junior sub. note ...   United States           225,000       5,103,000
       Unumprovident Corp., 8.25%, cvt. pfd. ...................................   United States           900,000      24,886,800
                                                                                                                     -------------
                                                                                                                        37,438,134
                                                                                                                     -------------
       HEALTH TECHNOLOGY .4%
       Citigroup Global Markets into Wye Elks, 6.00%, cvt. pfd. ................   United States           100,000       3,775,000
       Schering-Plough Corp., cvt. pfd. ........................................   United States            66,700       3,531,765
                                                                                                                     -------------
                                                                                                                         7,306,765
                                                                                                                     -------------
       INDUSTRIAL SERVICES .3%
       Lehman Brothers Holdings Inc. into Weatherford International,
         6.00%, cvt. pfd. ......................................................   United States           100,000       4,784,000
                                                                                                                     -------------
       REAL ESTATE INVESTMENT TRUSTS 1.1%
       Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A ..........................   United States           300,000       7,260,000
       Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A ......................   United States           141,048       3,541,715
       Host Marriott Corp., 6.75%, cvt. pfd. ...................................   United States           175,500       9,327,474
                                                                                                                     -------------
                                                                                                                        20,129,189
                                                                                                                     -------------


18 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                                COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       CONVERTIBLE PREFERRED STOCKS (CONT.)
       UTILITIES .5%
       Aquila Inc., 6.75%, cvt. pfd. ...........................................   United States           312,500   $   9,562,500
                                                                                                                     -------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $127,620,015)...................                                       138,879,015
                                                                                                                     -------------
                                                                                                 -------------------
                                                                                                 PRINCIPAL AMOUNT(d)
                                                                                                 -------------------
       BONDS 32.6%
       ALTERNATIVE POWER GENERATION 4.5%
       Calpine Canada Energy Finance, senior note, 8.50%, 5/01/08 ..............       Canada       $   20,000,000      13,900,000
       Calpine Corp., senior note, 8.625%, 8/15/10 .............................   United States        12,700,000       8,318,500
       Calpine Corp., senior note, 8.50%, 2/15/11 ..............................   United States        16,900,000      10,900,500
       Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ................   United States         5,000,000       3,800,000
       Calpine Corp., senior secured note, 144A, 9.625%, 10/01/14 ..............   United States        10,000,000       9,875,000
       Dynegy Holdings Inc., senior note, 6.875%, 4/01/11 ......................   United States        13,000,000      12,447,500
       Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 .......................   United States        11,085,000      11,583,825
       Dynegy Holdings Inc., secured note, 144A, 10.125%, 7/15/13 ..............   United States         8,000,000       9,240,000
                                                                                                                     -------------
                                                                                                                        80,065,325
                                                                                                                     -------------
       COMMUNICATIONS 2.7%
       MCI Inc., senior note, 7.735%, 5/01/14 ..................................   United States           305,000         289,750
       Qwest Capital Funding, 7.00%, 8/03/09 ...................................   United States        10,000,000       9,200,000
       Qwest Capital Funding, 7.25%, 2/15/11 ...................................   United States        16,500,000      14,808,750
       Qwest Communications International Inc., senior note, 144A, 7.50%,
       2/15/14 .................................................................   United States         6,000,000       5,535,000
       Qwest Corp., 6.875%, 9/15/33 ............................................   United States         5,400,000       4,576,500
       Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 .................   United States         2,900,000       2,798,500
       Time Warner Telecom Inc., senior note, 9.25%, 2/15/14 ...................   United States        11,000,000      11,000,000
                                                                                                                     -------------
                                                                                                                        48,208,500
                                                                                                                     -------------
       CONSUMER DURABLES .6%
       General Motors, senior deb., 8.375%, 7/15/33 ............................   United States        10,000,000      10,647,680
                                                                                                                     -------------
       CONSUMER SERVICES 3.9%
       Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 ............   United States        19,400,000      20,370,000
       Charter Communications Holdings LLC, senior note, 8.25%,
         4/01/07 ...............................................................   United States        10,500,000       9,607,500
       Charter Communications Holdings LLC, senior note, 8.625%,
         4/01/09 ...............................................................   United States         5,000,000       3,912,500
       Charter Communications Holdings LLC, senior note, 10.75%,
         10/01/09 ..............................................................   United States        18,000,000      14,850,000
       Charter Communications Holdings LLC, senior disc. note, 9.92%,
         4/01/11 ...............................................................   United States         5,000,000       3,875,000
       Mediacom LLC, senior note, 9.50%, 1/15/13 ...............................   United States         4,000,000       3,870,000
       Six Flags Inc., senior note, 9.50%, 2/01/09 .............................   United States        12,000,000      11,790,000
       Young Broadcasting Inc., senior sub. note, 10.00%, 3/01/11 ..............   United States         1,427,000       1,476,945
                                                                                                                     -------------
                                                                                                                        69,751,945
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 19

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                                COUNTRY    PRINCIPAL AMOUNT(d)     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       ELECTRIC UTILITIES 4.4%
       Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ...................   United States    $   10,000,000   $  11,100,000
       Aquila Inc., senior note, 14.875%, 7/01/12 ..............................   United States        16,000,000      21,640,000
       Edison Mission Energy, senior note, 7.73%, 6/15/09 ......................   United States        10,000,000      10,550,000
       FirstEnergy Corp., 6.45%, 11/15/11 ......................................   United States         4,000,000       4,369,748
       Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .............   United States        15,000,000      16,425,000
       Pacific Gas & Electric Co., 6.05%, 3/01/34 ..............................   United States        14,400,000      14,707,037
                                                                                                                     -------------
                                                                                                                        78,791,785
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 1.6%
       Lucent Technologies, 6.45%, 3/15/29 .....................................   United States        10,400,000       8,476,000
       PanAmSat Corp., senior note, 144A, 9.00%, 8/15/14 .......................   United States         7,000,000       7,315,000
       Xerox Corp., senior note, 6.875%, 8/15/11 ...............................   United States        11,200,000      11,760,000
                                                                                                                     -------------
                                                                                                                        27,551,000
                                                                                                                     -------------
       ENERGY MINERALS .5%
       Mission Resources Corp., senior note, 9.875%, 4/01/11 ...................   United States         8,000,000       8,600,000
                                                                                                                     -------------
       FINANCE 1.4%
       E*TRADE Financial Corp., senior note, 144A, 8.00%, 6/15/11 ..............   United States        15,000,000      15,675,000
       Ford Motor Credit Co., 7.00%, 10/01/13 ..................................   United States         8,000,000       8,472,448
                                                                                                                     -------------
                                                                                                                        24,147,448
                                                                                                                     -------------
       HEALTH SERVICES 1.8%
       HealthSouth Corp., senior note, 7.625%, 6/01/12 .........................   United States         3,900,000       3,792,750
       Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ...................   United States        20,000,000      18,050,000
       Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ....................   United States        10,000,000       9,450,000
                                                                                                                     -------------
                                                                                                                        31,292,750
                                                                                                                     -------------
       INDUSTRIAL SERVICES 3.1%
       Allied Waste North America Inc., senior note, B, 7.375%, 4/15/14 ........   United States         8,000,000       7,740,000
       El Paso Corp., senior note, 6.75%, 5/15/09 ..............................   United States        15,000,000      15,000,000
       El Paso Corp., senior note, 7.375%, 12/15/12 ............................   United States         4,000,000       3,880,000
       El Paso Energy Partners LP, senior note, MTN, 7.80%, 8/01/31 ............   United States        20,000,000      17,650,000
       El Paso Production Holdings, 7.75%, 6/01/13 .............................   United States        10,000,000      10,075,000
                                                                                                                     -------------
                                                                                                                        54,345,000
                                                                                                                     -------------
       NON-ENERGY MINERALS .9%
       Ispat Inland ULC, senior note, 9.75%, 4/01/14 ...........................   United States        14,600,000      16,169,500
                                                                                                                     -------------
       PROCESS INDUSTRIES 2.4%
    (c)Consoltex Group Inc., PIK, 10.00%, 7/18/10 ..............................   United States         2,215,075         114,099
       Equistar Chemicals LP, senior note, 10.125%, 9/01/08 ....................   United States         3,600,000       4,077,000
       Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13 .............   United States        11,500,000      13,340,000
       Rhodia SA, senior note, 10.25%, 6/01/10 .................................       France           25,000,000      26,000,000
                                                                                                                     -------------
                                                                                                                        43,531,099
                                                                                                                     -------------


20 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                                COUNTRY     PRINCIPAL AMOUNT(d)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       PRODUCT MANUFACTURING 1.4%
       Case New Holland Inc., senior note, 144A, 6.00%, 6/01/09 ................   United States    $   15,000,000   $  14,925,000
       Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ........................   United Kingdom        9,000,000       9,270,000
                                                                                                                     -------------
                                                                                                                        24,195,000
                                                                                                                     -------------
       REAL ESTATE DEVELOPMENT 1.3%
       AMR Real Estate, senior note, 144A, 8.125%, 6/01/12 .....................   United States        22,500,000      23,793,750
       REAL ESTATE INVESTMENT TRUSTS .9%
       HMH Properties Inc., senior secured note, 7.875%, 8/01/08 ...............   United States           896,000         926,240
       Host Marriott LP, senior note, 7.125%, 11/01/13 .........................   United States         5,000,000       5,275,000
       Meristar Hospitality Corp., 9.125%, 1/15/11 .............................   United States        10,000,000      10,525,000
                                                                                                                     -------------
                                                                                                                        16,726,240
                                                                                                                     -------------
       TECHNOLOGY SERVICES .6%
       Electronic Data Systems Corp., B, 8/01/13 ...............................   United States        10,000,000      10,103,010
                                                                                                                     -------------
       TRANSPORTATION .6%
       American Airlines, 9.71%, 1/02/07 .......................................   United States         6,184,173       5,596,676
       Delta Air Lines, 7.70%, 12/15/05 ........................................   United States        11,000,000       4,840,000
                                                                                                                     -------------
                                                                                                                        10,436,676
                                                                                                                     -------------
       TOTAL BONDS (COST $565,485,464)..........................................                                       578,356,708
                                                                                                                     -------------
       CONVERTIBLE BONDS 3.8%
       COMMUNICATIONS .5%
       Nextel Communications Inc., cvt., 5.25%, 1/15/10 ........................   United States         9,000,000       9,011,250
                                                                                                                     -------------
       CONSUMER SERVICES .7%
       Charter Communications Inc., cvt., 5.75%, 10/15/05 ......................   United States        15,000,000      13,425,000
                                                                                                                     -------------
       DISTRIBUTION SERVICES .6%
       Amerisource Health Corp., cvt., 5.00%, 12/01/07 .........................   United States        10,000,000      10,662,500
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY .3%
       SCI Systems Inc., cvt., sub. note, 3.00%, 3/15/07 .......................   United States         5,100,000       4,819,500
                                                                                                                     -------------
       HEALTH TECHNOLOGY .3%
       Enzon Pharmaceuticals Inc., cvt., 4.50%, 7/01/08 ........................   United States         5,000,000       4,693,750
                                                                                                                     -------------
       INDUSTRIAL SERVICES .5%
       Hanover Compressor Co., cvt., 4.75%, 3/15/08 ............................   United States        10,000,000       9,550,000
                                                                                                                     -------------
       REAL ESTATE INVESTMENT TRUSTS .9%
       Host Marriott LP, cvt., 144A, 3.25%, 3/15/24 ............................   United States        10,000,000      10,392,600
       Meristar Hospitality Corp., cvt., 9.50%, 4/01/10 ........................   United States         4,500,000       5,107,500
                                                                                                                     -------------
                                                                                                                        15,500,100
                                                                                                                     -------------
       TOTAL CONVERTIBLE BONDS (COST $66,364,858)...............................                                        67,662,100
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 21

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                                COUNTRY     PRINCIPAL AMOUNT(d)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       ZERO COUPON/STEP-UP BONDS 5.7%
       COMMERCIAL SERVICES .4%
       JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
         10.67% thereafter, 5/15/13 ............................................   United States    $    8,800,000   $   7,304,000
                                                                                                                   -------------
       CONSUMER SERVICES 2.8%
       Charter Communications Holdings LLC, senior disc. note, zero cpn. to
         1/15/06, 13.50%  thereafter, 1/15/11 ..................................   United States        20,000,000      14,400,000
       Dex Media Inc., senior disc. note, 144A, zero cpn. to 11/15/08, 9.00%
         thereafter, 11/15/13 ..................................................   United States        12,500,000       9,218,750
       Dex Media Inc., 144A, zero cpn. to 11/15/08, 9.00% thereafter,
         11/15/13 ..............................................................   United States        10,000,000       7,375,000
       Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06, 13.75%
       thereafter, 7/15/11 .....................................................     Canada              3,300,000       3,201,000
       Telenet Group Holding NV, senior note, 144A, zero cpn. to 12/15/08,
         11.50% thereafter, 6/15/14 ............................................      Belgium           20,000,000      14,800,000
                                                                                                                     -------------
                                                                                                                        48,994,750
                                                                                                                     -------------
       FINANCE 1.4%
       Nalco Finance Holdings, senior note, 144A, zero cpn. to 8/01/09,
         9.00% thereafter, 2/01/14 .............................................   United States        35,000,000      25,025,000
                                                                                                                     -------------
       INDUSTRIAL SERVICES .2%
       Hanover Compressor Co., sub. note, zero cpn., 3/31/07 ...................   United States         5,000,000       4,250,000
                                                                                                                     -------------
       PROCESS INDUSTRIES .9%
       Huntsman ICI Holdings LLC, senior disc. note, zero cpn., 12/31/09 .......   United States        30,000,000      16,050,000
                                                                                                                     -------------
       TOTAL ZERO COUPON/STEP-UP BONDS (COST $95,102,465).......................                                       101,623,750
                                                                                                                     -------------
       AGENCY SECURITIES 4.5%
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 2.8%
       FHLMC Gold 30 Year, 5.00%, 7/01/33 - 11/01/33............................   United States        46,929,013      46,631,862
       FHLMC Gold 30 Year, 6.00%, 3/01/33 - 11/01/33............................   United States         2,758,028       2,853,630
                                                                                                                     -------------
                                                                                                                        49,485,492
                                                                                                                     -------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE .6%
       FNMA 30 Year, 6.50%, 5/01/31 - 8/01/32...................................   United States         9,800,059      10,289,826
                                                                                                                     -------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 1.1%
       GNMA I SF 30 Year, 5.00%, 3/15/34........................................   United States        14,665,332      14,617,290
       GNMA I SF 30 Year, 6.00%, 1/15/29 - 11/15/32.............................   United States         5,028,540       5,223,597
                                                                                                                     -------------
                                                                                                                        19,840,887
                                                                                                                     -------------
       TOTAL AGENCY SECURITIES (COST $78,750,953)...............................                                        79,616,205
                                                                                                                     -------------


22 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                                COUNTRY     PRINCIPAL AMOUNT(d)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       MUNICIPAL BONDS .5%
       California State GO, 5.125%, 4/01/25 ....................................   United States    $    5,000,000   $   5,192,200
       California State GO, 5.00%, 2/01/33 .....................................   United States         4,400,000       4,438,852
                                                                                                                     -------------
       TOTAL MUNICIPAL BONDS (COST $9,269,433)..................................                                         9,631,052
                                                                                                                     -------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
         (COST $1,460,061,871)..................................................                                     1,577,076,077
                                                                                                                     -------------
       REPURCHASE AGREEMENT (COST $187,263,038) 10.6%
    (e)Joint Repurchase Agreement, 1.803%, 10/01/04
        (Maturity Value $187,272,417)...........................................   United States       187,263,038     187,263,038
          ABN AMRO Bank, N.V., New York Branch (Maturity Value $18,639,224)
          Banc of America Securities LLC (Maturity Value $18,639,224)
          Barclays Capital Inc. (Maturity Value $18,639,224)
          Bear, Stearns & Co. Inc. (Maturity Value $14,277,647)
          BNP Paribas Securities Corp. (Maturity Value $18,639,224)
          Deutsche Bank Securities Inc. (Maturity Value $5,947,772)
          Goldman, Sachs & Co. (Maturity Value $18,639,224)
          Greenwich Capital Markets Inc. (Maturity Value $18,639,224)
          Lehman Brothers Inc. (Maturity Value $17,933,207)
          Morgan Stanley & Co. Inc. (Maturity Value $18,639,224)
          UBS Securities LLC (Maturity Value $18,639,224)
           Collateralized by U.S. Government Agency Securities,
             0.00% - 7.125%, 10/10/04 - 7/30/09; (f)U.S. Treasury Bills, 12/30/04;
             U.S. Treasury Bonds, 10.75% - 12.00%, 11/15/04 - 8/15/05; and
             U.S. Treasury Notes, 1.875% - 6.875%, 11/15/05 - 8/15/09
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $1,647,324,909) 99.3%............................                                     1,764,339,115
       OTHER ASSETS, LESS LIABILITIES .7%.......................................                                        12,981,269
                                                                                                                    --------------
       NET ASSETS 100.0%........................................................                                    $1,777,320,384
                                                                                                                    ==============

(a) Non-income producing.

(b) Defaulted security.

(c) See Note 2 regarding restricted securities.

(d) The principal amount is stated in U.S. dollars unless otherwise indicated.

(e) Investment is through participation in a joint account with other funds managed by the investment advisor. At September 30, 2004, all repurchase agreements had been entered into on that date.

(f) Security is traded on a discount basis with a zero coupon.


                                        Quarterly Statements of Investments |
                                    SEE NOTES TO STATEMENTS OF INVESTMENTS. | 23

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 91.4%
       COMMUNICATIONS 2.1%
       BellSouth Corp. ..........................................................................           80,900   $   2,194,008
       Sprint Corp. .............................................................................          165,000       3,321,450
       Verizon Communications Inc. ..............................................................           80,000       3,150,400
                                                                                                                     -------------
                                                                                                                         8,665,858
                                                                                                                     -------------
       CONSUMER DURABLES 1.8%
    (a)Electronic Arts Inc. .....................................................................           67,600       3,108,924
    (a)Leapfrog Enterprises Inc. ................................................................          209,600       4,244,400
                                                                                                                     -------------
                                                                                                                         7,353,324
                                                                                                                     -------------
       CONSUMER NON-DURABLES 4.6%
       Altria Group Inc. ........................................................................           40,000       1,881,600
       Anheuser-Busch Cos. Inc. .................................................................           46,000       2,297,700
       Coca-Cola Co. ............................................................................           70,000       2,803,500
       Colgate-Palmolive Co. ....................................................................           88,800       4,011,984
    (a)Dean Foods Inc. ..........................................................................           50,000       1,501,000
       Loews Corp. - Carolina Group .............................................................           77,100       1,878,927
       PepsiCo Inc. .............................................................................           25,000       1,216,250
       Procter & Gamble Co. .....................................................................           54,000       2,922,480
       Unilever PLC, ADR (United Kingdom) .......................................................           30,000         990,600
                                                                                                                     -------------
                                                                                                                        19,504,041
                                                                                                                     -------------
       CONSUMER SERVICES 3.6%
       Clear Channel Communications Inc. ........................................................          146,200       4,557,054
    (a)Comcast Corp. ............................................................................           43,996       1,242,447
       Dow Jones & Co. Inc. .....................................................................           31,200       1,267,032
    (a)eBay Inc. ................................................................................           12,700       1,167,638
       The New York Times Co., A ................................................................           31,000       1,212,100
    (a)Univision Communications Inc., A .........................................................           79,683       2,518,780
       Viacom Inc., B ...........................................................................           72,000       2,416,320
       The Walt Disney Co. ......................................................................           42,000         947,100
                                                                                                                     -------------
                                                                                                                        15,328,471
                                                                                                                     -------------
       DISTRIBUTION SERVICES 4.3%
       AmerisourceBergen Corp. ..................................................................           90,000       4,833,900
       Cardinal Health Inc. .....................................................................          110,200       4,823,454
       McKesson Corp. ...........................................................................          171,400       4,396,410
       Sysco Corp. ..............................................................................          133,600       3,997,312
                                                                                                                     -------------
                                                                                                                        18,051,076
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 9.8%
    (a)Applied Materials Inc. ...................................................................           85,000       1,401,650
    (a)Cisco Systems Inc. .......................................................................          220,000       3,982,000
    (a)Dell Inc. ................................................................................           25,000         890,000
       Diebold Inc. .............................................................................           58,200       2,717,940
       Hewlett-Packard Co. ......................................................................          124,000       2,325,000


24 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       ELECTRONIC TECHNOLOGY (CONT.)
       Intel Corp. ..............................................................................          320,400   $   6,427,224
       Intersil Corp., A ........................................................................          248,100       3,952,233
       Linear Technology Corp. ..................................................................           65,000       2,355,600
       Lockheed Martin Corp. ....................................................................           78,000       4,350,840
       Nokia Corp., ADR (Finland) ...............................................................          410,800       5,636,176
       QUALCOMM Inc. ............................................................................           68,000       2,654,720
    (a)Seagate Technology .......................................................................          321,200       4,342,624
                                                                                                                     -------------
                                                                                                                        41,036,007
                                                                                                                     -------------
       ENERGY MINERALS 5.0%
       Anadarko Petroleum Corp. .................................................................           55,000       3,649,800
       Devon Energy Corp. .......................................................................           56,000       3,976,560
       Exxon Mobil Corp. ........................................................................          190,000       9,182,700
       Royal Dutch Petroleum Co., N.Y. shs. (Netherlands) .......................................           84,000       4,334,400
                                                                                                                     -------------
                                                                                                                        21,143,460
                                                                                                                     -------------
       FINANCE 19.3%
       AFLAC Inc. ...............................................................................           92,000       3,607,320
       American Express Co. .....................................................................           35,000       1,801,100
       American International Group Inc. ........................................................           49,000       3,331,510
       Assurant Inc. ............................................................................           39,000       1,014,000
       Bank of America Corp. ....................................................................           76,000       3,293,080
       Bank of New York Co. Inc. ................................................................          166,400       4,853,888
    (a)Berkshire Hathaway Inc., B ...............................................................              974       2,796,354
    (a)CapitalSource Inc. .......................................................................           60,000       1,340,400
       CIT Group Holdings Inc. ..................................................................           55,000       2,056,450
       Citigroup Inc. ...........................................................................          161,000       7,103,320
       Countrywide Financial Corp. ..............................................................          135,998       5,356,961
       Fannie Mae ...............................................................................           38,000       2,409,200
       Federated Investors Inc., B ..............................................................          119,100       3,387,204
       Fifth Third Bancorp ......................................................................          133,300       6,561,026
       Freddie Mac ..............................................................................           69,700       4,547,228
       Goldman Sachs Group Inc. .................................................................           35,500       3,310,020
       JP Morgan Chase & Co. ....................................................................           55,440       2,202,631
       Lehman Brothers Holdings Inc. ............................................................           59,600       4,751,312
       Marsh & McLennan Cos. Inc. ...............................................................          128,300       5,871,008
       Old Republic International Corp. .........................................................          150,000       3,754,500
       Washington Mutual Inc. ...................................................................           76,000       2,970,080
       Wells Fargo & Co. ........................................................................           75,000       4,472,250
       White Mountains Insurance Group Inc. .....................................................              300         157,800
                                                                                                                     -------------
                                                                                                                        80,948,642
                                                                                                                     -------------
       HEALTH SERVICES 4.3%
    (a)Anthem Inc. ..............................................................................           60,300       5,261,175
       HCA Inc. .................................................................................           69,900       2,666,685
    (a)Health Net Inc., A .......................................................................          208,000       5,141,760


                                        Quarterly Statements of Investments | 25

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       HEALTH SERVICES (CONT.)
    (a)Tenet Healthcare Corp. ...................................................................          105,500   $   1,138,345
    (a)Triad Hospitals Inc. .....................................................................           30,000       1,033,200
       Universal Health Services Inc., B ........................................................           61,200       2,662,200
                                                                                                                     -------------
                                                                                                                        17,903,365
                                                                                                                     -------------
       HEALTH TECHNOLOGY 14.2%
       Abbott Laboratories ......................................................................           93,000       3,939,480
    (a)Amgen Inc. ...............................................................................          132,100       7,487,428
    (a)Biogen Idec Inc. .........................................................................           25,000       1,529,250
    (a)Boston Scientific Corp. ..................................................................          171,400       6,809,722
    (a)Forest Laboratories Inc. .................................................................           62,400       2,806,752
       Guidant Corp. ............................................................................           63,600       4,200,144
       Johnson & Johnson ........................................................................          100,000       5,633,000
       Medtronic Inc. ...........................................................................           65,000       3,373,500
       Merck & Co. Inc. .........................................................................          110,000       3,630,000
       Pall Corp. ...............................................................................          134,300       3,287,664
       Pfizer Inc. ..............................................................................          310,000       9,486,000
       Shire Pharmaceuticals Group PLC, ADR (United Kingdom) ....................................           59,600       1,707,540
    (a)Taro Pharmaceutical Industries Ltd. ......................................................            9,400         219,772
       Wyeth ....................................................................................          154,600       5,782,040
                                                                                                                     -------------
                                                                                                                        59,892,292
                                                                                                                     -------------
       INDUSTRIAL SERVICES .8%
       Schlumberger Ltd. ........................................................................           50,000       3,365,500
                                                                                                                     -------------
       PRODUCER MANUFACTURING 4.1%
       General Electric Co. .....................................................................          240,000       8,059,200
       PACCAR Inc. ..............................................................................           47,000       3,248,640
       Superior Industries International Inc. ...................................................           53,800       1,611,310
       United Technologies Corp. ................................................................           46,800       4,370,184
                                                                                                                     -------------
                                                                                                                        17,289,334
                                                                                                                     -------------
       RETAIL TRADE 6.3%
    (a)AutoZone Inc. ............................................................................           27,800       2,147,550
    (a)Dollar Tree Stores Inc. ..................................................................          219,100       5,904,745
       Family Dollar Stores Inc. ................................................................          158,700       4,300,770
       Lowe's Cos. Inc. .........................................................................           65,000       3,532,750
       Pier 1 Imports Inc. ......................................................................           18,900         341,712
       Ross Stores Inc. .........................................................................           88,200       2,067,408
    (a)Tuesday Morning Corp. ....................................................................           50,000       1,546,000
       Wal-Mart Stores Inc. .....................................................................          122,600       6,522,320
                                                                                                                     -------------
                                                                                                                        26,363,255
                                                                                                                     -------------
       TECHNOLOGY SERVICES 9.3%
    (a)Accenture Ltd., A (Bermuda) ..............................................................          174,900       4,731,045
    (a)Affiliated Computer Services Inc., A .....................................................           81,000       4,509,270


26 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       TECHNOLOGY SERVICES (CONT.)
       Automatic Data Processing Inc. ...........................................................          100,000   $   4,132,000
       Computer Associates International Inc. ...................................................           76,400       2,009,320
    (a)Computer Sciences Corp. ..................................................................           35,000       1,648,500
       International Business Machines Corp. ....................................................           51,000       4,372,740
       Microsoft Corp. ..........................................................................          420,000      11,613,000
       Paychex Inc. .............................................................................          143,400       4,323,510
    (a)Peoplesoft Inc. ..........................................................................           98,500       1,955,225
                                                                                                                     -------------
                                                                                                                        39,294,610
                                                                                                                     -------------
       TRANSPORTATION 1.1%
       Expeditors International of Washington Inc. ..............................................           90,000       4,653,000
                                                                                                                     -------------
       UTILITIES .8%
       NiSource Inc. ............................................................................          160,000       3,361,600
                                                                                                                     -------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $355,195,201).........................                      384,153,835
                                                                                                                     -------------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------

       REPURCHASE AGREEMENT (COST $36,322,358) 8.6%
    (b)Joint Repurchase Agreement, 1.803%, 10/01/04 (Maturity Value $36,324,177) ................   $   36,322,358      36,322,358
         ABN AMRO Bank, N.V., New York Branch (Maturity Value $3,615,345)
         Banc of America Securities LLC (Maturity Value $3,615,345)
         Barclays Capital Inc. (Maturity Value $3,615,345)
         Bear, Stearns & Co. Inc. (Maturity Value $2,769,356)
         BNP Paribas Securities Corp. (Maturity Value $3,615,345)
         Deutsche Bank Securities Inc. (Maturity Value $1,153,657)
         Goldman, Sachs & Co. (Maturity Value $3,615,345)
         Greenwich Capital Markets Inc. (Maturity Value $3,615,345)
         Lehman Brothers Inc. (Maturity Value $3,478,404)
         Morgan Stanley & Co. Inc. (Maturity Value $3,615,345)
         UBS Warburg LLC (Maturity Value $3,615,345)
          Collateralized by U.S. Government Agency Securities, 0.00% - 7.125%,
           10/19/04 - 7/30/09;
        (c)U.S. Treasury Bills, 12/30/04;
           U.S. Treasury Bonds, 10.75% - 12.00%, 11/15/04 - 8/15/05;
           and U.S. Treasury Notes, 1.875% - 6.875%, 11/15/05 - 8/15/09
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $391,517,559) 100.0%..............................................                      420,476,193
       OTHER ASSETS, LESS LIABILITIES ...........................................................                          (16,594)
                                                                                                                     -------------
       NET ASSETS 100.0%.........................................................................                    $ 420,459,599
                                                                                                                     =============

(a) Non-income producing.

(b) Investment is through participation in a joint account with other funds managed by the investment advisor. At September 30, 2004, all repurchase agreements had been entered into on that date.

(c) Security is traded on a discount basis with a zero coupon.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 27

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN MONEY MARKET FUND                                                                  PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       CERTIFICATES OF DEPOSIT 4.4%
       Banque Nationale De Paris, 2.255%, 8/16/05 ...............................................   $    1,000,000   $     999,870
       Landesbank Hessen Thueringen G, 1.273%, 2/14/05 ..........................................        1,000,000         997,647
       Westdeutsche Landesbank, 1.15%, 10/12/04 .................................................        1,000,000       1,000,003
                                                                                                                     -------------
       TOTAL CERTIFICATES OF DEPOSIT (COST $2,997,520)...........................................                        2,997,520
                                                                                                                     -------------
       COMMERCIAL PAPER 46.6%
    (a)ANZ (Delaware) Inc., 11/18/04 ............................................................          100,000          99,752
    (a)Barclays U.S .Funding Corp., 11/03/04 ....................................................          600,000         599,068
    (a)Citigroup Global Markets Holdings Inc., 10/20/04 - 11/01/04 ..............................        3,000,000       2,996,219
    (a)Coca-Cola Co., 10/04/04 - 11/12/04 .......................................................        2,000,000       1,997,849
    (a)Commonwealth Bank of Australia, 10/12/04 - 11/26/04 ......................................        2,400,000       2,396,140
    (a)Danske Corp., 10/06/04 - 12/13/04 ........................................................        1,450,000       1,446,765
    (a)Dupont De Nemours Inc., 10/05/04 - 11/18/04 ..............................................        2,279,000       2,275,278
    (a)Export Development Corp, 10/01/04 ........................................................        3,000,000       3,000,000
    (a)General Electric Capital Corp., 11/05/04 - 12/15/04 ......................................        2,645,000       2,637,905
    (a)HBOS Treasury Services, 10/05/04 - 12/15/04 ..............................................        2,790,000       2,786,007
    (a)Internationale NED U.S. Funding, 2/01/05 .................................................        1,000,000         993,645
    (a)Morgan Stanley Dean Witter & Co., 10/07/04 - 10/26/04 ....................................        3,000,000       2,997,296
    (a)Royal Bank of Scotland PLC, 10/29/04 .....................................................          900,000         898,866
    (a)Shell Finance UK PLC, 10/01/04 - 12/08/04 ................................................        2,150,000       2,147,557
    (a)Svenska Handelsbanken Inc., 10/27/04 - 12/03/04 ..........................................        2,400,000       2,395,298
    (a)Toyota Motor Credit Corp., 10/26/04 ......................................................          200,000         199,771
    (a)UBS AG Finance Delaware Inc., 10/25/04 - 11/16/04 ........................................          485,000         484,365
    (a)Westpac Capital Corp., 10/06/04 - 11/23/04 ...............................................        1,400,000       1,398,812
                                                                                                                     -------------
       TOTAL COMMERCIAL PAPER (COST $31,750,593).................................................                       31,750,593
                                                                                                                     -------------
       U.S. GOVERNMENT AGENCY SECURITIES 9.1%
       Fannie Mae, 1.33% - 1.89%, 10/27/04 - 1/26/05 ............................................        2,636,000       2,628,600
       Federal Home Loan Bank, 1.19% - 1.42%, 11/26/04 - 4/01/05 ................................        3,120,000       3,114,481
       Freddie Mac, 1.89%, 1/25/05 ..............................................................          500,000         496,979
                                                                                                                     -------------
       TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $6,240,060).................................                        6,240,060
                                                                                                                     -------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $40,988,173).........................                       40,988,173
                                                                                                                     -------------
       REPURCHASE AGREEMENTS 39.9%
    (b)ABN AMRO Bank, N.V., New York Branch, 1.78%, 10/01/04 (Maturity Value 13,585,672)  .......       13,585,000      13,585,000
       (a)Collateralized by U.S. Government Agency Securities, 5/27/05
    (b)UBS Securities LLC, 1.80%, 10/01/04 (Maturity Value 13,585,679) ..........................       13,585,000      13,585,000
       Collateralized by U.S. Government Agency Securities, 2.375%, 12/15/05
                                                                                                                     -------------
       TOTAL REPURCHASE AGREEMENTS (COST $27,170,000)............................................                       27,170,000
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $68,158,173) 100.0%...............................................                       68,158,173
       OTHER ASSETS, LESS LIABILITIES ...........................................................                          (20,198)
                                                                                                                     -------------
       NET ASSETS 100.0%.........................................................................                    $  68,137,975
                                                                                                                     =============

(a) Security is traded on a discount basis with a zero coupon.

(b) At September 30, 2004, all repurchase agreements had been entered into on that date.

28 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN REAL ESTATE FUND                                                                        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 91.7%
       DIVERSIFIED FINANCIAL SERVICES .9%
       Brascan Corp., A (Canada) ................................................................          265,600   $   8,021,740
                                                                                                                     -------------
       DIVERSIFIED PROPERTY 3.9%
       Brookfield Properties Corp. (Canada) .....................................................          185,560       5,986,165
       Catellus Development Corp. ...............................................................          516,833      13,701,243
       Forest City Enterprises Inc., A ..........................................................          305,700      16,844,070
                                                                                                                     -------------
                                                                                                                        36,531,478
                                                                                                                     -------------
       EQUITY REIT - APARTMENTS 7.2%
       Amli Residential Properties Trust ........................................................          162,500       4,964,375
       Avalonbay Communities Inc. ...............................................................          460,400      27,725,288
       Equity Residential .......................................................................          934,600      28,972,600
       United Dominion Realty Trust Inc. ........................................................          249,900       4,955,517
                                                                                                                     -------------
                                                                                                                        66,617,780
                                                                                                                     -------------
       EQUITY REIT - DIVERSIFIED PROPERTY 9.4%
       Bedford Property Investors Inc. ..........................................................          232,280       7,047,375
       Capital Automotive .......................................................................          399,000      12,476,730
       Duke Realty Corp. ........................................................................          116,248       3,859,434
       Glenborough Realty Trust Inc. ............................................................          178,300       3,703,291
       Lexington Corporate Properties Trust .....................................................          349,600       7,589,816
       Liberty Property Trust ...................................................................          445,100      17,732,784
       Vornado Realty Trust .....................................................................          555,200      34,799,936
                                                                                                                     -------------
                                                                                                                        87,209,366
                                                                                                                     -------------
       EQUITY REIT - HEALTH CARE .5%
       Health Care Property Investors Inc. ......................................................          162,500       4,225,000
                                                                                                                     -------------
       EQUITY REIT - HOTELS 1.9%
    (a)Host Marriott Corp. ......................................................................          651,900       9,146,157
       LaSalle Hotel Properties .................................................................          325,400       8,981,040
                                                                                                                     -------------
                                                                                                                        18,127,197
                                                                                                                     -------------
       EQUITY REIT - INDUSTRIAL 4.3%
       First Potomac Realty Trust ...............................................................           88,600       1,830,476
       ProLogis .................................................................................          718,600      25,323,464
       PS Business Parks Inc. ...................................................................          330,000      13,150,500
                                                                                                                     -------------
                                                                                                                        40,304,440
                                                                                                                     -------------
       EQUITY REIT - MANUFACTURED HOMES .5%
       Manufactured Home Communities Inc. .......................................................          146,600       4,872,984
                                                                                                                     -------------
       EQUITY REIT - OFFICE 14.1%
       Arden Realty Inc. ........................................................................          313,900      10,226,862
       Boston Properties Inc. ...................................................................          490,450      27,166,025
       Brandywine Realty Trust ..................................................................          422,000      12,018,560
       Corporate Office Properties Trust ........................................................          611,300      15,661,506
       Cousins Properties Inc. ..................................................................          191,400       6,566,934


                                        Quarterly Statements of Investments | 29

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN REAL ESTATE FUND                                                                        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       EQUITY REIT - OFFICE (CONT.)
       CRT Properties Inc. ......................................................................          425,800   $   9,133,410
       Kilroy Realty Corp. ......................................................................          255,200       9,705,256
       Parkway Properties Inc. ..................................................................          122,000       5,666,900
       Reckson Associates Realty Corp. ..........................................................          139,900       4,022,125
       SL Green Realty Corp. ....................................................................          379,500      19,661,895
       Trizec Properties Inc. ...................................................................          726,500      11,602,205
                                                                                                                     -------------
                                                                                                                       131,431,678
                                                                                                                     -------------
       EQUITY REIT - OTHER 9.5%
       Capital Trust Inc.,  A ...................................................................          329,000       9,573,900
    (a)Criimi Mae Inc. ..........................................................................           50,100         735,468
       Entertainment Properties Trust ...........................................................          535,700      20,249,460
       Friedman Billings Ramsey Group Inc., A ...................................................          259,400       4,954,540
    (a)Homebanc Corp. ...........................................................................        1,403,900      12,635,100
       iStar Financial Inc. .....................................................................          591,400      24,383,422
    (a)Provident Senior Living Trust, 144A ......................................................        1,084,000      16,260,000
                                                                                                                     -------------
                                                                                                                        88,791,890
                                                                                                                     -------------
       EQUITY REIT - RETAIL 23.7%
       Chelsea Property Group Inc. ..............................................................          128,900       8,649,190
       Developers Diversified Realty Corp. ......................................................          147,200       5,762,880
       Federal Realty Investment Trust ..........................................................           87,500       3,850,000
       General Growth Properties Inc. ...........................................................          977,700      30,308,700
       Glimcher Realty Trust ....................................................................          202,000       4,908,600
       Kimco Realty Corp. .......................................................................          101,600       5,212,080
       Kite Realty Group Trust ..................................................................          850,000      11,177,500
       The Macerich Co. .........................................................................          609,400      32,474,926
       Ramco-Gershenson Properties Trust ........................................................          257,100       6,962,268
       Regency Centers Corp. ....................................................................          284,300      13,217,107
       The Rouse Co. ............................................................................          664,400      44,435,072
       Simon Property Group Inc. ................................................................          804,600      43,150,698
       Tanger Factory Outlet Centers Inc. .......................................................          106,800       4,782,504
       Taubman Centers Inc. .....................................................................          215,700       5,571,531
                                                                                                                     -------------
                                                                                                                       220,463,056
                                                                                                                     -------------
       EQUITY REIT - STORAGE 3.2%
       Extra Space Storage Inc. .................................................................        1,250,000      15,937,500
       Public Storage Inc. ......................................................................          281,200      13,933,460
                                                                                                                     -------------
                                                                                                                        29,870,960
                                                                                                                     -------------
       FINANCE 2.1%
       Chartermac LP ............................................................................          660,900      14,533,191
       Essex Property Trust Inc. ................................................................            6,400         459,840
    (a)Eurocastle Investment Ltd. (United Kingdom) ..............................................          200,000       4,148,996
       Golden West Financial Corp. ..............................................................            4,200         465,990
                                                                                                                     -------------
                                                                                                                        19,608,017
                                                                                                                     -------------


30 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN REAL ESTATE FUND                                                                        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------

       COMMON STOCKS (CONT.)
       HOME BUILDERS 3.9%
       KB Home ..................................................................................          120,900   $  10,214,841
       Lennar Corp., A ..........................................................................          286,100      13,618,360
    (a)Meritage Homes Corp. .....................................................................          103,300       8,119,380
       The Ryland Group Inc. ....................................................................           47,100       4,364,286
                                                                                                                     -------------
                                                                                                                        36,316,867
                                                                                                                     -------------
       HOTELS & TRAVEL .5%
    (a)La Quinta Corp. ..........................................................................          597,500       4,660,500
                                                                                                                     -------------
       REAL ESTATE DEVELOPMENT 6.1%
       Boardwalk Real Estate Investment Trust (Canada) ..........................................        1,140,500      15,083,334
    (a)Killam Properties Inc., 144A (Canada) ....................................................        2,508,500       3,778,610
    (a)Killam Properties Inc. (Canada) ..........................................................           93,800         141,293
       LNR Property Corp. .......................................................................          257,500      15,941,825
       The St. Joe Co. ..........................................................................          466,300      22,275,151
                                                                                                                     -------------
                                                                                                                        57,220,213
                                                                                                                     -------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $634,798,031).........................                      854,273,166
                                                                                                                     -------------

                                                                                                    ----------------
                                                                                                    PRINCIPAL AMOUNT
                                                                                                    ----------------
       REPURCHASE AGREEMENT (COST $78,821,430) 8.4%
    (b)Joint Repurchase Agreement, 1.803%, 10/01/04 (Maturity Value $78,825,377) ................   $   78,821,430      78,821,430
         ABN AMRO Bank, N.V., New York Branch (Maturity Value $7,845,490)
         Banc of America Securities LLC (Maturity Value $7,845,490)
         Barclays Capital Inc. (Maturity Value $7,845,490)
         Bear, Stearns & Co. Inc. (Maturity Value $6,009,646)
         BNP Paribas Securities Corp. (Maturity Value $7,845,490)
         Deutsche Bank Securities Inc. (Maturity Value $2,503,493)
         Goldman, Sachs & Co. (Maturity Value $7,845,490)
         Greenwich Capital Markets Inc. (Maturity Value $7,845,490)
         Lehman Brothers Inc. (Maturity Value $7,548,318)
         Morgan Stanley & Co. Inc. (Maturity Value $7,845,490)
         UBS Securities LLC (Maturity Value $7,845,490)
           Collateralized by U.S. Government Agency Securities,
           0.00% - 7.125%, 10/19/04 - 7/30/09;
        (c)U.S. Treasury Bills, 12/30/04; U.S. Treasury Bonds,
           10.75% - 12.00%, 11/15/04 - 8/15/05;
           and U.S. Treasury Notes, 1.875% - 6.875%, 11/15/05 - 8/15/09
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $713,619,461) 100.1%..............................................                      933,094,596
       OTHER ASSETS, LESS LIABILITIES (.1)%......................................................                       (1,365,947)
                                                                                                                     -------------
       NET ASSETS 100.0%.........................................................................                    $ 931,728,649
                                                                                                                     =============

(a) Non-income producing.

(b) Investment is through participation in a joint account with other funds managed by the investment advisor. At September 30, 2004, all repurchase agreements had been entered into on that date.

(c) Security is traded on a discount basis with a zero coupon.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 31

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN RISING DIVIDENDS SECURITIES FUND                                                        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 93.6%
       COMMERCIAL SERVICES .5%
       ABM Industries Inc. ......................................................................          274,500   $   5,531,175
                                                                                                                     -------------
       CONSUMER DURABLES 3.5%
       Leggett & Platt Inc. .....................................................................        1,092,600      30,702,060
       Russ Berrie & Co. Inc. ...................................................................          362,400       7,302,360
                                                                                                                     -------------
                                                                                                                        38,004,420
                                                                                                                     -------------
       CONSUMER NON-DURABLES 5.6%
       Alberto-Culver Co. .......................................................................          585,450      25,455,366
       Altria Group Inc. ........................................................................           35,000       1,646,400
       Lancaster Colony Corp. ...................................................................          117,800       4,967,037
       Procter & Gamble Co. .....................................................................          479,400      25,945,128
       Superior Uniform Group Inc. ..............................................................          237,100       3,248,270
                                                                                                                     -------------
                                                                                                                        61,262,201
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 1.2%
       Cohu Inc. ................................................................................          106,800       1,578,504
       Diebold Inc. .............................................................................          247,100      11,539,570
                                                                                                                     -------------
                                                                                                                        13,118,074
                                                                                                                     -------------
       FINANCE 34.2%
       AFLAC Inc. ...............................................................................          743,300      29,144,793
       American International Group Inc. ........................................................          632,355      42,993,816
       Arthur J. Gallagher & Co. ................................................................          573,000      18,983,490
       Erie Indemnity Co., A ....................................................................          276,800      14,122,336
       Fannie Mae ...............................................................................          607,500      38,515,500
       Freddie Mac ..............................................................................          285,200      18,606,448
       Mercantile Bankshares Corp. ..............................................................          220,525      10,576,379
       Mercury General Corp. ....................................................................          154,200       8,155,638
       National Commerce Financial Corp. ........................................................          892,600      30,535,846
       Old Republic International Corp. .........................................................        1,621,150      40,577,385
       Peoples Bancorp Inc. .....................................................................          159,979       4,210,647
       RLI Corp. ................................................................................          252,512       9,481,826
       State Street Corp. .......................................................................          822,400      35,124,704
       TrustCo Bank Corp. NY ....................................................................          328,588       4,212,498
       U.S. Bancorp .............................................................................        1,199,749      34,672,746
       Washington Mutual Inc. ...................................................................          760,200      29,708,616
       Wilmington Trust Corp. ...................................................................          119,000       4,308,990
                                                                                                                     -------------
                                                                                                                       373,931,658
                                                                                                                     -------------
       HEALTH TECHNOLOGY 12.2%
       Becton, Dickinson & Co. ..................................................................          430,200      22,241,340
       Hillenbrand Industries Inc. ..............................................................          857,300      43,319,369
       Pfizer Inc. ..............................................................................        1,453,900      44,489,340
       West Pharmaceutical Services Inc. ........................................................        1,125,600      23,468,760
                                                                                                                     -------------
                                                                                                                       133,518,809
                                                                                                                     -------------


32 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN RISING DIVIDENDS SECURITIES FUND                                                        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT
       NON-ENERGY MINERALS 2.6%
       Nucor Corp. ..............................................................................          313,800   $  28,671,906
                                                                                                                     -------------
       PROCESS INDUSTRIES 6.4%
       Bemis Co. Inc. ...........................................................................          499,300      13,271,394
       Donaldson Co. Inc. .......................................................................          289,800       8,227,422
       Myers Industries Inc. ....................................................................          454,901       4,981,166
       Praxair Inc. .............................................................................        1,009,600      43,150,304
                                                                                                                     -------------
                                                                                                                        69,630,286
                                                                                                                     -------------
       PRODUCER MANUFACTURING 21.0%
       Baldor Electric Co. ......................................................................           59,233       1,401,452
       Brady Corp., A ...........................................................................          157,400       7,676,398
       Carlisle Cos. Inc. .......................................................................          680,000      43,472,400
       CIRCOR International Inc. ................................................................           92,650       1,806,675
       Dover Corp. ..............................................................................          370,700      14,409,109
       General Electric Co. .....................................................................        1,291,000      43,351,780
       Graco Inc. ...............................................................................          351,112      11,762,252
       Kaydon Corp. .............................................................................          109,600       3,153,192
       Roper Industries Inc. ....................................................................          641,000      36,831,860
       Superior Industries International Inc. ...................................................          509,400      15,256,530
       Teleflex Inc. ............................................................................          502,800      21,369,000
       United Technologies Corp. ................................................................          312,400      29,171,912
                                                                                                                     -------------
                                                                                                                       229,662,560
                                                                                                                     -------------
       RETAIL TRADE 4.0%
       Family Dollar Stores Inc. ................................................................        1,621,100      43,931,810
                                                                                                                     -------------
       TECHNOLOGY SERVICES 2.4%
       Reynolds & Reynolds Co., A ...............................................................        1,054,700      26,019,449
                                                                                                                     -------------
       TOTAL COMMON STOCKS (COST $830,450,317)...................................................                    1,023,282,348
                                                                                                                     -------------
       SHORT TERM INVESTMENT (COST $70,863,020) 6.5%
       MONEY FUND
    (a)Franklin Institutional Fiduciary Trust Money Market Portfolio ............................       70,863,020      70,863,020
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $901,313,337) 100.1%..............................................                    1,094,145,368
       OTHER ASSETS, LESS LIABILITIES (.1)%......................................................                         (814,509)
                                                                                                                    --------------
       NET ASSETS 100.0%.........................................................................                   $1,093,330,859
                                                                                                                    ==============

(a) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

                                    See Notes to Statements of Investments. | 33
                                        Quarterly Statements of Investments |

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN SMALL CAP FUND                                                                           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 89.0%
       COMMERCIAL SERVICES 3.7%
    (a)Aquantive Inc. ...........................................................................          565,500   $   5,457,075
        Brinks Co. ..............................................................................          209,400       6,317,598
        CDI Corp. ...............................................................................          231,400       4,743,700
       Corporate Executive Board Co. ............................................................          195,500      11,972,420
    (a)Learning Tree International Inc. .........................................................           52,000         733,200
    (a)LECG Corp. ...............................................................................           75,400       1,275,014
    (a)Maximus Inc. .............................................................................          250,000       7,202,500
       National Financial Partners Corp. ........................................................          159,000       5,689,020
    (a)ValueClick Inc. ..........................................................................            3,200          30,208
                                                                                                                     -------------
                                                                                                                        43,420,735
                                                                                                                     -------------
       COMMUNICATIONS 1.1%
    (a)NII Holdings Inc., B .....................................................................          316,800      13,055,328
                                                                                                                     -------------
       CONSUMER DURABLES 2.2%
       Briggs & Stratton Corp. ..................................................................           87,800       7,129,360
    (a)Leapfrog Enterprises Inc. ................................................................          461,300       9,341,325
       Polaris Industries Inc. ..................................................................           58,100       3,243,142
       Winnebago Industries Inc. ................................................................          175,200       6,068,928
                                                                                                                     -------------
                                                                                                                        25,782,755
                                                                                                                     -------------
       CONSUMER NON-DURABLES .5%
    (a)NBTY Inc. ................................................................................          114,800       2,475,088
       Nu Skin Enterprises Inc., A...............................................................          170,000       3,756,898
                                                                                                                     -------------
                                                                                                                         6,231,986
                                                                                                                     -------------
       CONSUMER SERVICES 4.0%
    (a)Argosy Gaming Co. ........................................................................          305,100      11,959,920
    (a)Cumulus Media Inc., A ....................................................................              107           1,540
    (a)Entravision Communications Corp. .........................................................          739,000       5,623,790
       Four Seasons Hotels Inc. (Canada) ........................................................          109,800       7,038,180
       Jackson Hewitt Tax Service Inc. ..........................................................          344,700       6,973,281
    (a)Radio One Inc. ...........................................................................           39,500         564,455
    (a)Radio One Inc., D ........................................................................          473,800       6,742,174
       Station Casinos Inc. .....................................................................          186,300       9,136,152
                                                                                                                     -------------
                                                                                                                        48,039,492
                                                                                                                     -------------
       DISTRIBUTION SERVICES .1%
    (a)Performance Food Group Co. ..............................................................            70,300       1,666,110
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 19.1%
    (a)Actel Corp. ..............................................................................          548,200       8,332,640
    (a)Advanced Energy Industries Inc. ..........................................................          507,600       4,715,604
    (a)Avocent Corp. ............................................................................          389,100      10,128,273
    (a)Coherent Inc. ............................................................................          300,000       7,782,000


34 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP FUND                                                                          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       ELECTRONIC TECHNOLOGY (CONT.)
    (a)Drexler Technology Corp. .................................................................          212,100   $   1,942,836
    (a)Electro Scientific Industries Inc. .......................................................          752,233      13,051,242
    (a)Exar Corp. ...............................................................................          614,400       8,699,904
    (a)Extreme Networks Inc. ....................................................................          843,500       3,753,575
    (a)F5 Networks Inc. .........................................................................          249,700       7,605,862
    (a)FLIR Systems Inc. ........................................................................          304,500      17,813,250
    (a)Integrated Circuit Systems Inc. ..........................................................          658,800      14,164,200
    (a)Integrated Device Technology Inc. ........................................................          636,700       6,067,751
    (a)Lam Research Corp. .......................................................................          645,400      14,121,352
    (a)Logitech International SA, ADR (Switzerland) .............................................          144,700       6,994,798
    (a)Micrel Inc. ..............................................................................          303,100       3,155,271
       MTS Systems Corp. ........................................................................          140,500       2,985,625
       National Instruments Corp. ...............................................................          467,000      14,136,090
    (a)Pericom Semiconductor Corp. ..............................................................           62,000         598,920
    (a)Semtech Corp. ............................................................................          832,600      15,960,942
       Tektronix Inc. ...........................................................................          558,600      18,573,450
    (a)Trimble Navigation Ltd. ..................................................................          415,050      13,115,580
    (a)Varian Inc. ..............................................................................          413,400      15,655,458
    (a)Varian Semiconductor Equipment Associates Inc. ...........................................          499,700      15,440,730
    (a)Vitesse Semiconductor Corp. ..............................................................          362,200         988,806
                                                                                                                     -------------
                                                                                                                       225,784,159
                                                                                                                     -------------
       ENERGY MINERALS 1.8%
       Chesapeake Energy Corp. ..................................................................          331,900       5,253,977
    (a)Denbury Resources Inc. ...................................................................          286,000       7,264,400
    (a)Spinnaker Exploration Co. ................................................................          258,300       9,050,832
                                                                                                                     -------------
                                                                                                                        21,569,209
                                                                                                                     -------------
       FINANCE 5.0%
       East West Bancorp Inc. ...................................................................          203,800       6,845,642
    (a)eSPEED Inc., A ...........................................................................          272,500       2,678,675
    (a)Federal Agriculture Mortgage Corp., C ....................................................           65,400       1,451,226
    (a)Financial Federal Corp. ..................................................................          175,000       6,559,000
    (a)Franklin Bank Corp. ......................................................................           20,200         344,410
       Greater Bay Bancorp ......................................................................          183,600       5,278,500
    (a)NCO Group Inc. ...........................................................................          475,200      12,806,640
       Radian Group Inc. ........................................................................           77,676       3,590,961
    (a)Silicon Valley Bancshares ................................................................          145,100       5,393,367
       UCBH Holdings Inc. .......................................................................          137,600       5,376,032
       Umpqua Holdings Corp. ....................................................................          201,500       4,545,840
       Waddell & Reed Financial Inc., A .........................................................          200,000       4,400,000
                                                                                                                     -------------
                                                                                                                        59,270,293
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 35

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN SMALL CAP FUND                                                                           SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      HEALTH SERVICES 5.0%
   (a)Apria Healthcare Group Inc. ...............................................................          193,800   $   5,281,050
   (a)Coventry Health Care Inc. .................................................................          185,700       9,910,809
   (a)Molina Healthcare Inc. ....................................................................          202,300       7,181,650
   (a)Pharmaceutical Product Development Inc. ...................................................          366,800      13,204,800
      Select Medical Corp. ......................................................................          564,300       7,578,549
   (a)Sierra Health Services Inc. ...............................................................          318,700      15,275,291
   (a)Symbion Inc. ..............................................................................           86,400       1,391,472
                                                                                                                     -------------
                                                                                                                        59,823,621
                                                                                                                     -------------

      HEALTH TECHNOLOGY 7.8%
   (a)Adolor Corp. ..............................................................................          840,000       9,450,000
   (a)Alkermes Inc. .............................................................................          100,000       1,154,000
   (a)American Medical Systems Holdings Ltd. ....................................................          113,800       4,127,526
   (a)Angiotech Pharmaceuticals Inc. (Canada) ...................................................          344,100       6,974,907
   (a)Conceptus Inc. ............................................................................          266,300       2,468,601
   (a)First Horizon Pharmaceutical Corp. ........................................................          320,900       6,421,209
   (a)Integra LifeSciences Holdings Corp. .......................................................           85,900       2,758,249
   (a)InterMune Inc. ............................................................................          513,700       6,056,523
   (a)Kosan Biosciences Inc. ....................................................................          506,000       2,914,560
   (a)Medicines Co. .............................................................................          226,300       5,462,882
   (a)NPS Pharmaceuticals Inc. ..................................................................          253,800       5,527,764
   (a)OSI Pharmaceuticals Inc. ..................................................................          223,200      13,717,872
   (a)Pharmion Corp. ............................................................................           37,200       1,923,091
   (a)Steris Corp. ..............................................................................          439,800       9,649,212
   (a)Taro Pharmaceutical Industries Ltd. .......................................................          157,800       3,689,364
   (a)Thoratec Corp. ............................................................................          296,100       2,848,482
   (a)Varian Medical Systems Inc. ...............................................................          224,000       7,743,680
                                                                                                                     -------------
                                                                                                                        92,887,922
                                                                                                                     -------------

      INDUSTRIAL SERVICES 4.0%
   (a)Oil States International Inc. .............................................................          670,000      12,529,000
   (a)Pride International Inc. ..................................................................          270,000       5,343,300
   (a)Rowan Cos. Inc. ...........................................................................          225,000       5,940,000
   (a)Shaw Group Inc. ...........................................................................          133,100       1,597,200
   (a)Superior Energy Services Inc. .............................................................          632,200       8,168,024
   (a)Varco International Inc. ..................................................................          266,500       7,147,530
   (a)Waste Connections Inc. ....................................................................          197,400       6,253,632
                                                                                                                     -------------
                                                                                                                        46,978,686
                                                                                                                     -------------
      NON-ENERGY MINERALS .2%
   (a)Meridian Gold Inc. ........................................................................          143,600       2,400,992
                                                                                                                     -------------

36 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP FUND                                                                          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       PROCESS INDUSTRIES 7.6%
       Bunge Ltd. ...............................................................................          237,300   $   9,487,254
       Cabot Corp. ..............................................................................          542,900      20,939,653
    (a)FMC Corp. ................................................................................          327,100      15,887,247
    (a)Graftech International Ltd. ..............................................................          488,100       6,808,995
       Minerals Technologies Inc. ...............................................................          180,000      10,594,800
       Nova Chemicals Corp. (Canada) ............................................................          422,300      16,343,010
       Valspar Corp. ............................................................................          100,300       4,682,004
    (a)Westlake Chemical Corp. ..................................................................          216,200       4,821,260
                                                                                                                     -------------
                                                                                                                        89,564,223
                                                                                                                     -------------

        PRODUCER MANUFACTURING 8.5%
    (a)Flowserve Corp. ..........................................................................          755,200      18,260,736
       Gentex Corp. .............................................................................          246,900       8,673,597
       Gibraltar Steel Corp. ....................................................................          158,100       5,716,896
       Kennametal Inc. ..........................................................................          310,400      14,014,560
       The Manitowoc Co. Inc. ...................................................................          163,700       5,804,802
    (a)Mettler-Toledo International Inc. (Switzerland) ..........................................          407,900      19,261,038
       Oshkosh Truck Corp. ......................................................................          222,300      12,684,438
       Superior Industries International Inc. ...................................................          266,000       7,966,700
       Toro Co. .................................................................................           83,400       5,696,220
    (a)Wilson Greatbatch Technologies Inc. ......................................................          150,000       2,683,500
                                                                                                                     -------------
                                                                                                                       100,762,487
                                                                                                                     -------------

       REAL ESTATE DEVELOPMENT .7%
    (a)Jones Lang LaSalle Inc. ..................................................................          247,000       8,153,470
                                                                                                                     -------------

       REAL ESTATE INVESTMENT TRUSTS 1.2%
       Glenborough Realty Trust Inc. ............................................................           49,000       1,017,730
    (a)MeriStar Hospitality Corp. ...............................................................        1,726,184       9,407,703
       SL Green Realty Corp. ....................................................................           80,000       4,144,800
                                                                                                                     -------------
                                                                                                                        14,570,233
                                                                                                                     -------------

       RETAIL TRADE 4.5%
    (a)Casual Male Retail Group Inc. ............................................................          278,200       1,457,768
       Christopher & Banks Corp. ................................................................          154,200       2,468,742
    (a)Cost Plus Inc. ...........................................................................          209,200       7,401,496
       Fred's Inc. ..............................................................................          479,200       8,606,432
    (a)Gymboree Corp. ...........................................................................          264,000       3,801,600
    (a)Hot Topic Inc. ...........................................................................          352,750       6,010,860
    (a)J. Jill Group Inc. .......................................................................          250,000       4,962,500
    (a)Orbitz Inc. ..............................................................................          258,800       7,039,360
    (a)Tuesday Morning Corp. ....................................................................          359,500      11,115,740
                                                                                                                     -------------
                                                                                                                        52,864,498
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 37

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP FUND                                                                          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       TECHNOLOGY SERVICES 9.0%
    (a)Affiliated Computer Services Inc., A .....................................................          198,200   $  11,033,794
    (a)Ask Jeeves Inc. ..........................................................................          398,700      13,041,477
    (a)Aspen Technology Inc. ....................................................................          261,100       1,825,089
    (a)BearingPoint Inc. ........................................................................          559,400       5,001,036
    (a)Borland Software Corp. ...................................................................          545,000       4,550,750
    (a)Entrust Inc. .............................................................................          750,000       1,897,500
    (a)FileNET Corp. ............................................................................          488,500       8,529,210
       Global Payments Inc. .....................................................................          186,400       9,981,720
    (a)Hyperion Solutions Corp. .................................................................          444,400      15,105,156
    (a)InfoSpace Inc. ...........................................................................          183,600       8,700,804
    (a)NetIQ Corp. ..............................................................................          424,400       4,541,080
    (a)Quest Software Inc. ......................................................................          429,100       4,771,592
    (a)RSA Security Inc. ........................................................................          362,800       7,002,040
    (a)Verity Inc. ..............................................................................          735,000       9,466,800
    (a)webMethods Inc. ..........................................................................          209,390       1,113,955
                                                                                                                     -------------
                                                                                                                       106,562,003
                                                                                                                     -------------
       TRANSPORTATION 3.0%
       C.H. Robinson Worldwide Inc. .............................................................          217,600      10,094,464
       Expeditors International of Washington Inc. ..............................................          123,800       6,400,460
    (a)Forward Air Corp. ........................................................................          191,500       7,663,830
    (a)Landstar System Inc. .....................................................................          123,900       7,270,452
       Overnite Corp. ...........................................................................          116,500       3,661,595
                                                                                                                     -------------
                                                                                                                        35,090,801
                                                                                                                     -------------
       TOTAL COMMON STOCKS (COST $872,605,779)...................................................                    1,054,479,003
                                                                                                                     -------------
       SHORT TERM INVESTMENT (COST $123,280,596) 10.4%
       MONEY FUND
    (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ............................      123,280,596     123,280,596
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $995,886,375) 99.4%...............................................                    1,177,759,599
       OTHER ASSETS, LESS LIABILITIES .6%........................................................                        6,899,164
                                                                                                                    --------------
       NET ASSETS 100.0%.........................................................................                   $1,184,658,763
                                                                                                                    ==============

    (a)Non-income producing.

    (b)The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


38 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                         SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 91.1%
       COMMERCIAL SERVICES .4%
       ABM Industries Inc. ......................................................................          120,000   $   2,418,000
                                                                                                                     -------------
       CONSUMER DURABLES 8.9%
       Apogee Enterprises Inc. ..................................................................          393,900       5,093,127
       Bassett Furniture Industries Inc. ........................................................          124,100       2,343,008
       Briggs & Stratton Corp. ..................................................................           75,000       6,090,000
       D.R. Horton Inc. .........................................................................           21,375         707,726
       Hooker Furniture Corp. ...................................................................          201,971       5,580,459
       La-Z-Boy Inc. ............................................................................          285,000       4,326,300
       M/I Homes Inc. ...........................................................................          180,000       7,639,200
       Monaco Coach Corp. .......................................................................          227,500       4,925,375
       Russ Berrie & Co. Inc. ...................................................................          308,000       6,206,200
       Thor Industries Inc. .....................................................................          399,400      10,572,118
                                                                                                                     -------------
                                                                                                                        53,483,513
                                                                                                                     -------------
       CONSUMER NON-DURABLES 4.1%
       Brown Shoe Co. Inc. ......................................................................          300,400       7,528,024
       Lancaster Colony Corp. ...................................................................           60,000       2,529,900
       Oshkosh B'Gosh Inc., A ...................................................................          200,000       4,040,000
       Russell Corp. ............................................................................          229,600       3,866,464
       Standard Commercial Corp. ................................................................           48,500         763,875
    (a)Timberland Co., A ........................................................................          109,000       6,191,200
                                                                                                                     -------------
                                                                                                                        24,919,463
                                                                                                                     -------------
       CONSUMER SERVICES 2.7%
    (a)Aztar Corp. ..............................................................................          185,000       4,902,500
       Intrawest Corp. (Canada) .................................................................          285,000       5,397,900
    (a)La Quinta Corp. ..........................................................................          725,900       5,662,020
                                                                                                                     -------------
                                                                                                                        15,962,420
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 3.7%

    (a)Avocent Corp. ............................................................................          243,200       6,330,496
       Cohu Inc. ................................................................................          405,000       5,985,900
       Diebold Inc. .............................................................................           70,000       3,269,000
    (a)OmniVision Technologies Inc. .............................................................          475,000       6,721,250
                                                                                                                     -------------
                                                                                                                        22,306,646
                                                                                                                     -------------
       ENERGY MINERALS 4.9%
       Arch Coal Inc. ...........................................................................          195,000       6,920,550
       Consol Energy Inc. .......................................................................          235,000       8,199,150
       Holly Corp. ..............................................................................          120,000       3,060,000
       Peabody Energy Corp. .....................................................................          165,000       9,817,500
       Pioneer Natural Resources Co. ............................................................           45,000       1,551,600
                                                                                                                     -------------
                                                                                                                        29,548,800
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 39

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                         SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       FINANCE 11.2%
       American National Insurance Co. ..........................................................           62,100   $   6,010,659
    (a)Archipelago Holdings Inc. ................................................................          205,900       3,049,379
       Arthur J. Gallagher & Co. ................................................................          190,000       6,294,700
       Chemical Financial Corp. .................................................................            2,300          83,996
       Corus Bankshares Inc. ....................................................................           13,000         560,690
    (a)Dollar Thrifty Automotive Group Inc. .....................................................          165,000       4,014,450
       First Indiana Corp. ......................................................................          101,000       2,030,100
       Hancock Holding Co. ......................................................................           47,500       1,510,025
       Harleysville Group Inc. ..................................................................           60,900       1,258,194
       IPC Holdings Ltd. (Bermuda) ..............................................................          170,200       6,469,302
       Montpelier Re Holdings Ltd. (Bermuda) ....................................................          355,000      13,021,400
       Peoples Bancorp Inc. .....................................................................          214,300       5,640,376
       The PMI Group Inc. .......................................................................           65,000       2,637,700
       Presidential Life Corp. ..................................................................          104,300       1,791,874
       Protective Life Corp. ....................................................................           78,100       3,070,111
       RLI Corp. ................................................................................          170,000       6,383,500
       StanCorp Financial Group Inc. ............................................................           45,000       3,204,000
                                                                                                                     -------------
                                                                                                                        67,030,456
                                                                                                                     -------------
       HEALTH SERVICES 1.6%
    (a)Pharmaceutical Product Development Inc. ..................................................          260,000       9,360,000
                                                                                                                     -------------
       HEALTH TECHNOLOGY 2.3%
    (a)Steris Corp. .............................................................................          416,900       9,146,786
       West Pharmaceutical Services Inc. ........................................................          210,000       4,378,500
                                                                                                                     -------------
                                                                                                                        13,525,286
                                                                                                                     -------------
       INDUSTRIAL SERVICES 7.2%
    (a)Atwood Oceanics Inc. .....................................................................           85,000       4,040,900
    (a)EMCOR Group Inc. .........................................................................          100,000       3,762,000
       ENSCO International Inc. .................................................................           27,500         898,425
    (a)Global Industries Ltd. ...................................................................          912,500       5,639,250
       GlobalSantaFe Corp. ......................................................................           17,500         536,375
    (a)Lone Star Technologies Inc. ..............................................................          235,000       8,883,000
    (a)Offshore Logistics Inc. ..................................................................          165,000       5,679,300
    (a)Oil States International Inc. ............................................................          245,000       4,581,500
    (a)Rowan Cos. Inc. ..........................................................................          270,000       7,128,000
    (a)Shaw Group Inc. ..........................................................................          143,000       1,716,000
    (a)Transocean Inc. ..........................................................................           13,000         465,140
                                                                                                                     -------------
                                                                                                                        43,329,890
                                                                                                                     -------------
       NON-ENERGY MINERALS 2.2%
       Reliance Steel & Aluminum Co. ............................................................          197,800       7,852,660
       United States Steel Corp. ................................................................          145,000       5,454,900
                                                                                                                     -------------
                                                                                                                        13,307,560
                                                                                                                     -------------


40 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                         SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       PROCESS INDUSTRIES 6.2%
       AptarGroup Inc. ..........................................................................          117,500   $   5,166,475
       Bunge Ltd. ...............................................................................          195,000       7,796,100
       Cabot Corp. ..............................................................................          175,000       6,749,750
       Glatfelter ...............................................................................          226,200       2,802,618
       Myers Industries Inc. ....................................................................           64,020         701,019
       RPM International Inc. ...................................................................          620,000      10,943,000
    (a)Westlake Chemical Corp. ..................................................................          146,900       3,275,870
                                                                                                                     -------------
                                                                                                                        37,434,832
                                                                                                                     -------------
       PRODUCER MANUFACTURING 15.8%
       A.O. Smith Corp. .........................................................................          145,900       3,552,665
       American Woodmark Corp. ..................................................................           21,200         784,930
       Carlisle Cos. Inc. .......................................................................           45,000       2,876,850
       CIRCOR International Inc. ................................................................          320,000       6,240,000
       CNH Global NV (Netherlands) ..............................................................          160,000       3,132,800
    (a)Genlyte Group Inc. .......................................................................           50,000       3,219,500
       Graco Inc. ...............................................................................          144,000       4,824,000
       JLG Industries Inc. ......................................................................          195,000       3,276,000
    (a)Mettler-Toledo International Inc. (Switzerland) ..........................................          195,000       9,207,900
       Mueller Industries Inc. ..................................................................          197,800       8,495,510
    (a)Powell Industries Inc. ...................................................................           87,700       1,477,745
       Roper Industries Inc. ....................................................................          135,500       7,785,830
       Stewart & Stevenson Services Inc. ........................................................           78,000       1,378,260
       Superior Industries International Inc. ...................................................          332,000       9,943,400
       Teleflex Inc. ............................................................................          175,000       7,437,500
       Thomas Industries Inc. ...................................................................           70,000       2,198,000
       Timken Co. ...............................................................................           44,800       1,102,976
    (a)Tower Automotive Inc. ....................................................................           65,000         135,850
       Watts Water Technologies Inc., A .........................................................          215,000       5,772,750
       York International Corp. .................................................................          390,000      12,320,100
                                                                                                                     -------------
                                                                                                                        95,162,566
                                                                                                                     -------------
       REAL ESTATE INVESTMENT TRUSTS 1.1%
       Arbor Realty Trust Inc. ..................................................................          300,000       6,660,000
                                                                                                                     -------------
       RETAIL TRADE 10.0%
       American Eagle Outfitters Inc. ...........................................................          115,000       4,237,750
       Casey's General Stores Inc. ..............................................................          367,200       6,826,248
       Christopher & Banks Corp. ................................................................          390,000       6,243,900
       Dillards Inc., A .........................................................................          313,200       6,182,568
    (a)Linens `n Things Inc. ....................................................................          195,000       4,518,150
    (a)The Men's Wearhouse Inc. .................................................................          330,000       9,586,500
       Pier 1 Imports Inc. ......................................................................          455,000       8,226,400


                                        Quarterly Statements of Investments | 41

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                         SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       RETAIL TRADE (CONT.)
    (a)West Marine Inc. .........................................................................          580,000   $  12,400,400
    (a)Zale Corp. ...............................................................................           58,000       1,629,800
                                                                                                                     -------------
                                                                                                                        59,851,716
                                                                                                                     -------------
       TECHNOLOGY SERVICES 1.4%
       Reynolds & Reynolds Co., A ...............................................................          348,000       8,585,160
                                                                                                                     -------------
       TRANSPORTATION 6.7%
    (a)Kansas City Southern .....................................................................          275,000       4,171,750
       OMI Corp. ................................................................................          440,000       7,048,800
       Overseas Shipholding Group Inc. ..........................................................           99,000       4,914,360
       SkyWest Inc. .............................................................................          625,000       9,406,250
       Teekay Shipping Corp. (Bahamas) ..........................................................          230,000       9,910,700
       Tidewater Inc. ...........................................................................          147,500       4,801,125
                                                                                                                     -------------
                                                                                                                        40,252,985
                                                                                                                     -------------
       UTILITIES .7%
    (a)Sierra Pacific Resources Co. .............................................................          480,000       4,296,000
                                                                                                                     -------------
       TOTAL COMMON STOCKS (COST $438,095,652)...................................................                      547,435,293
                                                                                                                     -------------
       SHORT TERM INVESTMENT (COST $54,705,674) 9.1%
       MONEY FUND
    (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ............................       54,705,674      54,705,674
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $492,801,326) 100.2%..............................................                      602,140,967
       OTHER ASSETS, LESS LIABILITIES (.2)%......................................................                         (979,470)
                                                                                                                     -------------
       NET ASSETS 100.0%.........................................................................                    $ 601,161,497
                                                                                                                     =============

    (a)Non-income producing.

    (b)The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


42 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       PREFERRED STOCK (COST $3,180,718) .7%
       Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ................      Germany               31,000   $   3,394,500
                                                                                                                     -------------
       CONVERTIBLE PREFERRED STOCKS 1.1%
       CONSUMER DURABLES .3%
       Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. .......................   United States            25,000       1,307,000
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY .3%
       Northrop Grumman Corp., cvt. pfd., B ....................................   United States            13,000       1,703,000
                                                                                                                     -------------
       INDUSTRIAL SERVICES .2%
       Allied Waste Industries Inc., 6.25%, cvt. pfd. ..........................   United States            17,000         867,000
                                                                                                                     -------------
       UTILITIES .3%
       FPL Group Inc., 8.50%, cvt. pfd. ........................................   United States            29,000       1,650,100
                                                                                                                     -------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $5,227,949).....................                                         5,527,100
                                                                                                                     -------------
                                                                                                  ------------------
                                                                                                  PRINCIPAL AMOUNT(d)
                                                                                                  ------------------
       BONDS 45.4%
       COMMERCIAL SERVICES 1.0%
       JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
         10.67% thereafter, 5/15/13 ............................................   United States    $    1,200,000         996,000
       JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ..............   United States         1,700,000       1,912,500
       Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 .....................   United States         2,200,000       2,376,000
                                                                                                                     -------------
                                                                                                                         5,284,500
                                                                                                                     -------------
       COMMUNICATIONS 5.9%
       Centennial Communications Corp., senior note, 144A, 8.625%,
         2/01/14 ...............................................................   United States         2,500,000       2,396,875
       Dobson Communications Corp., senior note, 10.875%, 7/01/10 ..............   United States           700,000         507,500
       Dobson Communications Corp., senior note, 8.875%, 10/01/13 ..............   United States         1,200,000         780,000
       Inmarsat Finance PLC, senior note, 144A, 7.625%, 6/30/12 ................   United Kingdom        1,900,000       1,895,250
       Intelsat Ltd., senior note, 6.50%, 11/01/13 .............................      Bermuda            2,200,000       1,806,906
       MCI Inc., senior note, 5.908%, 5/01/07 ..................................   United States           831,000         825,806
       MCI Inc., senior note, 6.688%, 5/01/09 ..................................   United States         1,000,000         966,250
       MCI Inc., senior note, 7.735%, 5/01/14 ..................................   United States           712,000         676,400
       Millicom International Cellular SA, senior note, 144A, 10.00%,
         12/01/13 ..............................................................     Luxembourg          2,200,000       2,222,000
       Nextel Communications Inc., senior note, 7.375%, 8/01/15 ................   United States         3,500,000       3,780,000
       Nextel Partners Inc., senior note, 12.50%, 11/15/09 .....................   United States           280,000         324,800
       NTL Cable PLC, senior note, 144A, 8.75%, 4/15/14 ........................   United Kingdom        1,300,000       1,413,750
       PanAmSat Corp., senior note, 144A, 9.00%, 8/15/14 .......................   United States         1,800,000       1,881,000
       Qwest Communications International Inc., senior note, 144A, 7.50%,
         2/15/14 ...............................................................   United States         3,100,000       2,859,750
       Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 .................   United States         1,200,000       1,158,000
       Time Warner Telecom Inc., senior note, 9.25%, 2/15/14 ...................   United States         1,300,000       1,300,000
       Triton PCS Inc., senior note, 8.50%, 6/01/13 ............................   United States         2,200,000       2,007,500
       Verizon New York Inc., senior deb., A, 6.875%, 4/01/12 ..................   United States         3,100,000       3,452,408
                                                                                                                     -------------
                                                                                                                        30,254,195
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 43

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY     PRINCIPAL AMOUNT(d)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       CONSUMER DURABLES 1.9%
       D.R. Horton Inc., senior note, 8.50%, 4/15/12 ...........................   United States    $    3,100,000   $   3,518,500
       Ford Motor Credit Co., 7.25%, 10/25/11 ..................................   United States         1,300,000       1,408,732
       General Motors Corp., 7.20%, 1/15/11 ....................................   United States         1,000,000       1,060,405
       Simmons Co., senior sub. note, 144A, 7.875%, 1/15/14 ....................   United States         2,500,000       2,612,500
       True Temper Sports Inc., senior sub. note, 8.375%, 9/15/11 ..............   United States         1,500,000       1,402,500
                                                                                                                     -------------
                                                                                                                        10,002,637
                                                                                                                     -------------
       CONSUMER NON-DURABLES .9%
       Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ......................   United States         1,700,000       1,853,000
       Smithfield Foods Inc., senior note, 144A, 7.00%, 8/01/11 ................   United States         1,100,000       1,155,000
       Tyson Foods Inc., senior note, 8.25%, 10/01/11 ..........................   United States         1,300,000       1,542,779
                                                                                                                     -------------
                                                                                                                         4,550,779
                                                                                                                     -------------
       CONSUMER SERVICES 10.7%
       Advanstar Communications Inc., senior secured note, 10.75%,
         8/15/10 ...............................................................   United States         2,200,000       2,447,500
       Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 .....................   United States         2,500,000       2,556,250
       Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12                United States           800,000         840,000
       CanWest Media Inc., senior note, B, 7.625%, 4/15/13 .....................       Canada            1,200,000       1,296,000
       CanWest Media Inc., senior sub. note, 10.625%, 5/15/11 ..................       Canada              700,000         799,750
       Cendant Corp., senior note, 7.375%, 4/15/13 .............................   United States         1,900,000       2,201,925
    (a)Century Communications Corp., senior disc. note, B, zero cpn.,
         1/15/08 ...............................................................   United States           700,000         434,000
       Charter Communications Holdings II, senior note, 10.25%, 9/15/10            United States         2,400,000       2,463,000
       Charter Communications Holdings LLC, senior disc. note, 9.92%,
         4/01/11 ...............................................................   United States           700,000         542,500
       Clear Channel Communications Inc., senior note, 5.75%, 1/15/13              United States         2,800,000       2,880,646
       CSC Holdings Inc., senior deb., 7.625%, 7/15/18 .........................   United States         2,100,000       2,152,500
       Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 ..............   United States           668,000         835,000
       Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...................   United States         1,466,000       1,729,880
       DIRECTV Holdings/Finance, senior note, 8.375%, 3/15/13 ..................   United States         2,500,000       2,856,250
       EchoStar DBS Corp., senior note, 10.375%, 10/01/07 ......................   United States         1,200,000       1,265,256
       EchoStar DBS Corp., senior note, 6.375%, 10/01/11 .......................   United States         1,700,000       1,729,750
       Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ..................   United States         2,500,000       2,606,250
       Harrah's Operating Co. Inc., senior note, 144A, 5.50%, 7/01/10              United States         2,800,000       2,896,712
       Lin Television Corp., senior note, 8.00%, 1/15/08 .......................   United States         1,000,000       1,055,000
       Lin Television Corp., senior sub. note, 6.50%, 5/15/13 ..................   United States         1,500,000       1,541,250
       Marquee Inc., senior note, 144A, 8.625%, 8/15/12 ........................   United States         1,800,000       1,917,000
       Park Place Entertainment Corp., senior sub. note, 9.375%,
         2/15/07 ...............................................................   United States         2,000,000       2,235,000
       Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13              United States         1,600,000       1,648,000
       Pinnacle Entertainment Inc., senior sub. note, B, 9.25%, 2/15/07            United States            94,000          96,820
       Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06,
         13.75% thereafter, 7/15/11 ............................................       Canada            1,900,000       1,843,000
       Rainbow National Services, senior sub. deb., 144A, 10.375%,
         9/01/14 ...............................................................   United States         2,500,000       2,631,250
       Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ...............   United States         3,100,000       3,286,000


44 | QUARTERLY STATEMENTS OF INVESTMENTS

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY     PRINCIPAL AMOUNT(d)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       CONSUMER SERVICES (CONT.)
       Station Casinos Inc., senior note, 6.00%, 4/01/12 .......................   United States    $      800,000   $     824,000
       Station Casinos Inc., senior sub. note, 6.50%, 2/01/14 ..................   United States           400,000         409,000
       Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 .................   United States         1,300,000       1,342,250
       Time Warner Inc., senior note, 6.75%, 4/15/11 ...........................   United States         2,800,000       3,110,450
                                                                                                                     -------------
                                                                                                                        54,472,189
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 1.5%
       Argo-Tech Corp., senior note, 144A, 9.25%, 6/01/11 ......................   United States         1,200,000       1,293,000
       Solectron Corp., senior note, 9.625%, 2/15/09 ...........................   United States         2,800,000       3,115,000
       Xerox Corp., senior note, 7.125%, 6/15/10 ...............................   United States         2,900,000       3,110,250
                                                                                                                     -------------
                                                                                                                         7,518,250
                                                                                                                     -------------
       ENERGY MINERALS 1.1%
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ...................   United States         2,500,000       2,712,500
       Plains Exploration & Production Co., senior note, 144A, 7.125%,
         6/15/14 ...............................................................   United States         2,500,000       2,693,750
                                                                                                                     -------------
                                                                                                                         5,406,250
                                                                                                                     -------------
       FINANCE .5%
       JP Morgan Chase & Co., sub. note, 5.75%, 1/02/13 ........................   United States         2,500,000       2,666,317
                                                                                                                     -------------
       HEALTH SERVICES 1.4%
       Medcath Holdings Corp., senior note, 144A, 9.875%, 7/15/12 ..............   United States           900,000         945,000
       Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ...................   United States         2,900,000       2,617,250
       United Surgical Partners, senior sub. note, 10.00%, 12/15/11                United States         1,600,000       1,836,000
       Vanguard Health Holding Co. II LLC, senior sub. note, 144A, 9.00%,
         10/01/14 ..............................................................   United States         1,900,000       1,914,250
                                                                                                                     -------------
                                                                                                                         7,312,500
                                                                                                                     -------------
       INDUSTRIAL SERVICES 2.0%
       Allied Waste North America Inc., senior secured note, 6.50%,
         11/15/10 ..............................................................   United States         2,200,000       2,189,000
       Grant Prideco Escrow, senior note, 9.00%, 12/15/09 ......................   United States         2,500,000       2,806,250
       Hanover Equipment Trust 01, senior secured note, B, 8.75%,
         9/01/11 ...............................................................   United States         2,600,000       2,853,500
       URS Corp., senior note, 11.50%, 9/15/09 .................................   United States         1,900,000       2,194,500
                                                                                                                     -------------
                                                                                                                        10,043,250
                                                                                                                     -------------
       NON-ENERGY MINERALS 1.0%
       Glencore Funding LLC, 144A, 6.00%, 4/15/14 ..............................   United States         2,500,000       2,428,945
       Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ...................   United States         2,300,000       2,547,250
                                                                                                                     -------------
                                                                                                                         4,976,195
                                                                                                                     -------------
       PROCESS INDUSTRIES 5.0%
       BCP Caylux Holding Lux SCA, senior sub. note, 144A, 9.625%,
         6/15/14 ...............................................................   United States         2,500,000       2,712,500
       Crown European Holdings SA, senior secured note, 10.875%,
         3/01/13 ...............................................................   United States         2,800,000       3,269,000


                                        Quarterly Statements of Investments | 45

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY     PRINCIPAL AMOUNT(d)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       PROCESS INDUSTRIES (CONT.)
       Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 .....................   United States    $    2,800,000   $   3,311,000
       Graham Packaging Co., senior disc. note, B, 10.75%, 1/15/09 .............   United States           400,000         417,000
       Graham Packaging Co., senior sub. note, B, 8.75%, 1/15/08 ...............   United States         1,500,000       1,550,625
       Huntsman ICI Holdings LLC, senior disc. note, zero cpn., 12/31/09 .......   United States         4,200,000       2,247,000
       Lubrizol Corp., senior note, 4.625%, 10/01/09 ...........................   United States         2,800,000       2,803,615
       Lyondell Chemical Co., senior secured note, B, 9.875%, 5/01/07 ..........   United States         1,163,000       1,234,234
       Nalco Co., senior sub. note, 8.875%, 11/15/13 ...........................   United States         2,900,000       3,132,000
       Rhodia SA, senior note, 10.25%, 6/01/10 .................................       France            2,500,000       2,600,000
       Stone Container Corp., senior note, 8.375%, 7/01/12 .....................   United States         2,200,000       2,436,500
                                                                                                                     -------------
                                                                                                                        25,713,474
                                                                                                                     -------------
       PRODUCER MANUFACTURING 3.6%
       Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ................   United States         3,100,000       3,487,500
       Cummins Inc., senior note, 9.95%, 12/01/10 ..............................   United States         1,900,000       2,204,000
       Fimep SA, senior note, 10.50%, 2/15/13 ..................................       France            1,900,000       2,232,500
       Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ........................   United Kingdom        2,200,000       2,266,000
       Milacron Escrow Corp., senior secured note, 144A, 11.50%,
         5/15/11 ...............................................................   United States         2,100,000       2,236,500
       THL Buildco Inc., senior sub. note, 144A, 8.50%, 9/01/14 ................   United States         2,000,000       2,105,000
       TRW Automotive Inc., senior note, 9.375%, 2/15/13 .......................   United States         3,459,000       3,969,202
                                                                                                                     -------------
                                                                                                                        18,500,702
                                                                                                                     -------------
       REAL ESTATE DEVELOPMENT .5%
       Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ..............   United States         2,200,000       2,321,000
                                                                                                                     -------------
       REAL ESTATE INVESTMENT TRUSTS 1.1%
       Boston Properties Inc., senior note, 5.00%, 6/01/15 .....................   United States         2,300,000       2,235,400
       Host Marriott LP, senior note, 9.25%, 10/01/07 ..........................   United States         2,500,000       2,812,500
       Host Marriott LP, senior note, 144A, 7.00%, 8/15/12 .....................   United States           600,000         634,500
                                                                                                                     -------------
                                                                                                                         5,682,400
                                                                                                                     -------------
       RETAIL TRADE 1.0%
       Rite Aid Corp., senior note, 9.25%, 6/01/13 .............................   United States         2,500,000       2,562,500
       Stater Brothers Holdings, senior note, 144A, 8.125%, 6/15/12 ............   United States         2,600,000       2,736,500
                                                                                                                     -------------
                                                                                                                         5,299,000
                                                                                                                     -------------
       TECHNOLOGY SERVICES .5%
       UGS Corp., senior sub. note, 144A, 10.00%, 6/01/12 ......................   United States         2,200,000       2,409,000
                                                                                                                     -------------
       TRANSPORTATION .9%
       CP Ships Ltd., senior note, 10.375%, 7/15/12 ............................       Canada            2,200,000       2,530,000
       Laidlaw International Inc., senior note, 10.75%, 6/15/11 ................   United States         1,900,000       2,177,875
                                                                                                                     -------------
                                                                                                                         4,707,875
                                                                                                                     -------------
       UTILITIES 4.9%
       AES Corp., senior secured note, 144A, 9.00%, 5/15/15 ....................   United States         2,200,000       2,491,500
       Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ...................   United States         2,800,000       3,108,000
       Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ................   United States         3,100,000       2,356,000
       Centerpoint Energy Inc., senior note, 6.85%, 6/01/15 ....................   United States         1,900,000       2,057,672



46 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY     PRINCIPAL AMOUNT(d)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       UTILITIES (CONT.)
       Centerpoint Energy Inc., senior note, B, 7.25%, 9/01/10 .................    United States   $    1,200,000   $   1,327,484
       Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 .......................    United States        1,300,000       1,358,500
       Dynegy Holdings Inc., senior secured note, 144A, 10.125%, 7/15/13 .......    United States        1,500,000       1,732,500
       El Paso Natural Gas Co., senior note, 7.625%, 8/01/10 ...................    United States        2,800,000       3,010,000
       Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .............    United States        2,300,000       2,518,500
       Pacific Gas & Electric Co., first mortgage, 4.20%, 3/01/11 ..............    United States        2,800,000       2,771,709
       Utilicorp United Inc., senior note, 9.95%, 2/01/11 ......................    United States        2,200,000       2,431,000
                                                                                                                     -------------
                                                                                                                        25,162,865
                                                                                                                     -------------
       TOTAL BONDS (COST $223,436,284)..........................................                                       232,283,378
                                                                                                                     -------------
       CONVERTIBLE BONDS .6%
       CONSUMER SERVICES .3%
       Liberty Media Corp. into Motorola, cvt., senior deb., 3.50%, 1/15/31 ....    United States        1,800,000       1,653,750
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY .3%
       Fairchild Semiconductor Corp., cvt., 5.00%, 11/01/08 ....................    United States        1,300,000       1,295,125
                                                                                                                     -------------
       TOTAL CONVERTIBLE BONDS (COST $2,623,709)................................                                         2,948,875
                                                                                                                     -------------
       ASSET-BACKED SECURITIES 1.6%
       Centex Home Equity Loan Trust, 1999-1, A4, 6.39%, 10/25/27 ..............    United States          121,830         123,026
       Chase Funding Mortgage Loan Asset-Backed Certificates, 2003-6,
         1A4, 4.499%, 8/25/30 ..................................................    United States        2,200,000       2,208,476
       Countrywide Asset-Backed Certificates, 2004-7, AF4, 4.774%,
         8/25/32 ...............................................................    United States          440,000         439,994
       Green Tree Financial Corp., 1993-4, B1, 7.20%, 1/15/19 ..................    United States           10,482          10,491
       Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 ................    United States          100,175         100,058
       Morgan Stanley Auto Loan Trust, 2003-HB1, D, 144A, 5.50%,
         4/15/11 ...............................................................    United States          703,903         697,771
       Residential Asset Mortgage Products Inc., 2004-RS3, AI3, 4.237%,
         6/25/31 ...............................................................    United States        2,300,000       2,255,364
       Residential Asset Securities Corp., 2002-KS8, A4, 4.58%,
         11/25/30 ..............................................................    United States        1,000,000       1,019,572
       Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%,
         4/25/32 ...............................................................    United States          500,000         495,590
       Wells Fargo Home Equity Trust, 2004-2, A15, 4.89%, 11/25/28 .............    United States        1,070,000       1,075,350
                                                                                                                     -------------
       TOTAL ASSET-BACKED SECURITIES (COST $8,408,495)..........................                                         8,425,692
                                                                                                                     -------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 15.2%
       OTHER U.S. GOVERNMENT AND AGENCIES SECURITIES 3.8%
       FHLMC, 2.375%, 4/15/06...................................................    United States        1,700,000       1,694,421
       FHLMC, 2.375%, 2/15/07...................................................    United States          300,000         296,220
       FHLMC, 2.875%, 12/15/06..................................................    United States        1,430,000       1,429,296
       FHLMC, 4.50%, 1/15/13....................................................    United States        1,580,000       1,590,125
       FHLMC, 4.50%, 1/15/14....................................................    United States        1,000,000         996,929
       FHLMC, 5.50%, 9/15/11....................................................    United States          300,000         323,562
       FHLMC, 7.00%, 3/15/10....................................................    United States          300,000         345,873
       FNMA, 5.00%, 1/15/07.....................................................    United States          900,000         941,696
       FNMA, 5.25%, 6/15/06.....................................................    United States          900,000         938,803


                                        Quarterly Statements of Investments | 47

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY     PRINCIPAL AMOUNT(d)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       U.S. GOVERNMENT AND AGENCY SECURITIES  (CONT.)
       OTHER U.S. GOVERNMENT AND AGENCIES SECURITIES (CONT.)
       FNMA, 5.25%, 1/15/09.....................................................   United States    $      250,000   $     266,522
       FNMA, 6.00%, 12/15/05....................................................   United States           500,000         521,387
       FNMA, 6.00%, 5/15/11.....................................................   United States           500,000         552,894
       FNMA, 6.625%, 11/15/10...................................................   United States           350,000         398,595
       U.S. Treasury Bond, 4.875%, 2/15/12......................................   United States         2,000,000       2,132,032
       U.S. Treasury Bond, 6.125%, 11/15/27.....................................   United States           150,000         174,188
       U.S. Treasury Note, 1.625%, 10/31/05.....................................   United States           700,000         695,844
       U.S. Treasury Note, 2.00%, 5/15/06.......................................   United States         1,000,000         993,477
       U.S. Treasury Note, 3.00%, 11/15/07......................................   United States         1,500,000       1,504,865
       U.S. Treasury Note, 5.625%, 5/15/08......................................   United States           600,000         652,664
       U.S. Treasury Note, 4.375%, 8/15/12......................................   United States         1,570,000       1,619,064
       U.S. Treasury Note, 4.00%, 11/15/12......................................   United States           150,000         150,774
       U.S. Treasury Note, 4.75%, 5/15/14.......................................   United States         1,000,000       1,050,001
                                                                                                                     -------------
                                                                                                                        19,269,232
                                                                                                                     -------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 6.5%
       FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19............................   United States         6,152,162       6,138,671
       FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19............................   United States         7,746,742       7,880,951
       FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19.............................   United States         2,057,722       2,129,152
       FHLMC Gold 15 Year, 6.00%, 5/01/17.......................................   United States            83,448          87,535
       FHLMC Gold 15 Year, 6.50%, 5/01/16.......................................   United States            45,920          48,641
       FHLMC Gold 30 Year, 5.00%, 4/01/34.......................................   United States         5,212,473       5,169,055
       FHLMC Gold 30 Year, 5.50%, 3/01/33 - 11/01/33............................   United States         4,222,562       4,291,256
    (b)FHLMC Gold 30 Year, 6.00%, 10/01/30 - 8/01/34............................   United States         5,890,729       6,087,297
       FLHMC Gold 30 Year, 6.50%, 12/01/23 - 7/01/32............................   United States           806,603         848,750
       FHLMC Gold 30 Year, 7.00%, 9/01/21 - 6/01/32.............................   United States           549,498         583,926
       FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31.............................   United States            45,784          49,155
                                                                                                                     -------------
                                                                                                                        33,314,389
                                                                                                                     -------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 2.6%
       FNMA 15 Year, 4.50%, 6/01/19.............................................   United States           985,180         983,205
       FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18..................................   United States         1,770,667       1,803,404
       FNMA 15 Year, 5.50%, 10/01/16 - 12/01/17.................................   United States           207,467         214,964
       FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16...................................   United States            88,795          93,199
       FNMA 15 Year, 7.00%, 5/01/12.............................................   United States            11,682          12,400
       FNMA 30 Year, 5.00%, 4/01/34 - 5/01/34...................................   United States         1,331,399       1,319,951
       FNMA 30 Year, 5.50%, 8/01/33 - 5/01/34...................................   United States         5,009,768       5,087,723
    (b)FNMA 30 Year, 6.00%, 10/01/28............................................   United States         1,852,937       1,916,632
       FNMA 30 Year, 6.50%, 6/01/28 - 9/01/32...................................   United States         1,520,462       1,597,491
       FNMA 30 Year, 7.00%, 2/01/29 - 1/01/32...................................   United States            55,824          59,309
       FNMA 30 Year, 7.50%, 9/01/31.............................................   United States           100,426         107,670
                                                                                                                     -------------
                                                                                                                        13,195,948
                                                                                                                     -------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.3%
       GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34.............................   United States         3,561,206       3,550,541
       GNMA I SF 30 Year, 5.50%, 12/15/32 - 6/15/34.............................   United States         3,356,488       3,422,305
       GNMA I SF 30 Year, 6.00%, 1/15/33........................................   United States           535,789         556,480
       GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/15/32.............................   United States            69,290          73,211


48 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY     PRINCIPAL AMOUNT(d)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       U.S. GOVERNMENT AND AGENCY SECURITIES  (CONT.)
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONT.)
       GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32.............................   United States    $      266,718   $     284,813
       GNMA I SF 30 Year, 7.50%, 9/15/30........................................   United States            10,129          10,918
       GNMA I SF 30 Year, 8.00%, 6/15/26........................................   United States             7,005           7,687
       GNMA II SF 30 Year, 5.00%, 9/15/33 - 11/20/33............................   United States           948,165         944,153
       GNMA II SF 30 Year, 6.50%, 4/15/31 - 2/20/34.............................   United States         1,080,713       1,140,608
       GNMA II SF 30 Year, 7.00%, 2/20/33.......................................   United States         1,319,789       1,404,216
       GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32.............................   United States           284,286         305,010
                                                                                                                     -------------
                                                                                                                        11,699,942
                                                                                                                     -------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $77,017,380) ..........                                        77,479,511
                                                                                                                     -------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 30.7%
       New South Wales Treasury Corp., 6.50%, 5/01/06 ..........................     Australia           3,783,000AUD    2,800,204
       New South Wales Treasury Corp., 8.00%, 3/01/08 ..........................     Australia           2,501,000AUD    1,959,326
       New South Wales Treasury Corp., 6.00%, 5/01/12 ..........................     Australia           1,570,000AUD    1,167,956
       Queensland Treasury Corp., 6.00%, 7/14/09 ...............................     Australia           3,820,000AUD    2,843,155
       Queensland Treasury Corp., 6.00%, 8/14/13 ...............................     Australia           1,220,000AUD      913,926
       Republic of Austria, 4.00%, 7/15/09 .....................................      Austria            1,010,000EUR    1,295,834
       Republic of Austria, 5.00%, 7/15/12 .....................................      Austria               40,000EUR       53,666
       Republic of Austria, 4.65%, 1/15/18 .....................................      Austria            1,500,000EUR    1,934,674
       Kingdom of Belgium, 4.75%, 9/28/06 ......................................      Belgium              420,000EUR      543,781
       Kingdom of Belgium, 7.50%, 7/29/08 ......................................      Belgium              146,000EUR      210,152
       Kingdom of Belgium, 5.00%, 9/28/12 ......................................      Belgium              790,000EUR    1,060,146
       Republic of Brazil, RG, FRN, 2.125%, 4/15/12 ............................       Brazil            3,435,307       3,204,059
       Republic of Bulgaria, Reg S, 8.25%, 1/15/15 .............................      Bulgaria             270,000         333,409
       Republic of Bulgaria, 144A, 8.25%, 1/15/15 ..............................      Bulgaria           1,178,000       1,460,720
       Government of Canada, 3.00%, 6/01/06 ....................................       Canada               60,000CAD       47,497
       Government of Canada, 5.25%, 6/01/12 ....................................       Canada              160,000CAD      133,254
       Republic of Colombia, 10.00%, 1/23/12 ...................................      Colombia             320,000         355,301
       Republic of Colombia, 10.75%, 1/15/13 ...................................      Colombia             930,000       1,068,756
       Republic of Colombia, 11.75%, 2/25/20 ...................................      Colombia           1,110,000       1,360,860
       Kingdom of Denmark, 5.00%, 8/15/05 ......................................      Denmark            1,729,000DKK      295,309
       Kingdom of Denmark, 6.00%, 11/15/09 .....................................      Denmark            2,390,000DKK      446,110
       Kingdom of Denmark, 5.00%, 11/15/13 .....................................      Denmark            5,890,000DKK    1,051,030
       Government of Finland, 5.00%, 7/04/07 ...................................      Finland              610,000EUR      801,577
       Government of Finland, 5.75%, 2/23/11 ...................................      Finland               50,000EUR       69,837
       Government of Finland, 5.375%, 7/04/13 ..................................      Finland            1,625,000EUR    2,245,251
       Government of France, 3.00%, 7/12/08 ....................................       France            1,260,000EUR    1,562,959
       Government of France, 4.00%, 4/25/09 ....................................       France            1,130,000EUR    1,449,734
       Government of France, 4.00%, 10/25/09 ...................................       France              943,000EUR    1,209,445
       Federal Republic of Germany, 6.00%, 7/04/07 .............................      Germany              890,000EUR    1,199,544
       Federal Republic of Germany, 3.75%, 1/04/09 .............................      Germany            1,070,000EUR    1,361,437
       Hellenic Republic, 4.65%, 4/19/07 .......................................       Greece              190,000EUR      247,032
       Hellenic Republic, 6.50%, 10/22/19 ......................................       Greece              300,000EUR      452,360
       Government of Hungary, 8.50%, 10/12/05 ..................................      Hungary          483,800,000HUF    2,386,021
       Indonesia Recapital Bond, 14.00%, 6/15/09 ...............................     Indonesia       5,750,000,000IDR      717,406
       Indonesia Recapital Bond, 13.15%, 3/15/10 ...............................     Indonesia      13,925,000,000IDR    1,691,246
       Indonesia Recapital Bond, FR19, 14.25%, 6/15/13 .........................     Indonesia       1,980,000,000IDR      254,824


                                        Quarterly Statements of Investments | 49

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY     PRINCIPAL AMOUNT(d)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
       Indonesia Recapital Bond, 14.275%, 12/15/13 .............................     Indonesia      19,319,000,000IDR $  2,494,908
       Government of Italy, 7.75%, 11/01/06 ....................................       Italy               300,000EUR      410,124
       Government of Italy, 6.75%, 2/01/07 .....................................       Italy               130,000EUR      176,233
       Government of Italy, 4.50%, 5/01/09 .....................................       Italy               160,000EUR      209,300
       Government of Italy, 5.50%, 11/01/10 ....................................       Italy                43,000EUR       59,054
       United Mexican States, 8.625%, 3/12/08 ..................................       Mexico              480,000         549,840
       United Mexican States, 10.375%, 2/17/09 .................................       Mexico              134,000         165,155
       United Mexican States, 9.875%, 2/01/10 ..................................       Mexico            1,912,000       2,364,312
       United Mexican States, 8.375%, 1/14/11 ..................................       Mexico            4,040,000       4,752,050
       United Mexican States, 8.125%, 12/30/19 .................................       Mexico              800,000         922,000
       Government of Netherlands, 5.75%, 2/15/07 ...............................    Netherlands            390,000EUR      518,561
       Government of Netherlands, 3.75%, 7/15/09 ...............................    Netherlands             80,000EUR      101,506
       Government of Netherlands, 5.00%, 7/15/12 ...............................    Netherlands            250,000EUR      335,613
       Government of Netherlands, 4.25%, 7/15/13 ...............................    Netherlands             90,000EUR      114,463
       Government of New Zealand, 6.50%, 2/15/06 ...............................    New Zealand          2,270,000NZD    1,542,315
       Government of New Zealand, 8.00%, 11/15/06 ..............................    New Zealand          6,110,000NZD    4,280,283
       Government of New Zealand, 7.00%, 7/15/09 ...............................    New Zealand          4,590,000NZD    3,216,710
       Government of New Zealand, 6.00%, 11/15/11 ..............................    New Zealand          1,600,000NZD    1,075,582
       Government of New Zealand, 6.50%, 4/15/13 ...............................    New Zealand          4,010,000NZD    2,783,622
       Kingdom of Norway, 5.75%, 11/30/04 ......................................       Norway           16,455,000NOK    2,468,176
       Kingdom of Norway, 6.75%, 1/15/07 .......................................       Norway            8,725,000NOK    1,416,822
       Norwegian Treasury Bill, 6/15/05 ........................................       Norway            1,400,000NOK      206,025
       Republic of Panama, 8.875%, 9/30/27 .....................................       Panama               95,000          99,632
       Republic of Panama, 9.375%, 4/01/29 .....................................       Panama               75,000          84,164
       Republic of Peru, 9.125%, 1/15/08 .......................................        Peru                10,000          11,335
       Republic of Peru, 9.875%, 2/06/15 .......................................        Peru               380,000         437,950
       Republic of Peru, FRN, 5.00%, 3/07/17 ...................................        Peru               178,640         164,349
       Republic of Philippines, 9.875%, 3/16/10 ................................    Philippines            630,000         702,450
       Republic of Philippines, 9.00%, 2/15/13 .................................    Philippines          4,020,000       4,162,710
       Republic of Poland, 8.50%, 11/12/06 .....................................       Poland           11,400,000PLN    3,336,815
       Republic of Poland, 8.50%, 5/12/07 ......................................       Poland            5,300,000PLN    1,558,323
       Republic of Poland, 6.00%, 5/24/09 ......................................       Poland           10,400,000PLN    2,842,848
       Russian Federation, Reg S, 11.00%, 7/24/18 ..............................       Russia              840,000       1,098,434
       Russian Federation, Reg S, 12.75%, 6/24/28 ..............................       Russia              240,000         366,526
       Russian Federation, 144A, 8.25%, 3/31/10 ................................       Russia              900,000         983,812
       Russian Federation, 144A, 12.75%, 6/24/28 ...............................       Russia              140,000         213,850
       Russian Federation, 144A, 5.00% to 3/31/07, 7.50% thereafter,
         3/31/30 ...............................................................       Russia           14,165,000      13,660,726
       Republic of South Africa, 7.375%, 4/25/12 ...............................    South Africa            30,000          33,985
       Republic of South Africa, 8.50%, 6/23/17 ................................    South Africa           200,000         245,011
       Korea Treasury Bond, 4.50%, 3/05/06 .....................................    South Korea      3,500,000,000KRW    3,090,769
       Korea Treasury Bond, 4.50%, 9/03/06 .....................................    South Korea      1,000,000,000KRW      870,201
       Korea Treasury Bond, 6.90%, 1/16/07 .....................................    South Korea      2,040,000,000KRW    1,927,170
       Korea Treasury Bond, 4.75%, 3/12/08 .....................................    South Korea      8,200,000,000KRW    7,399,597
       Government of Spain, 3.25%, 1/31/05 .....................................       Spain               573,000EUR      715,243
       Government of Spain, 10.15%, 1/31/06 ....................................       Spain                58,000EUR       79,366
       Government of Spain, 4.80%, 10/31/06 ....................................       Spain               100,000EUR      129,849
       Government of Spain, 6.00%, 1/31/08 .....................................       Spain               260,000EUR      354,116
       Government of Spain, 5.15%, 7/30/09 .....................................       Spain               210,000EUR      282,852


50 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY     PRINCIPAL AMOUNT(d)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
       Government of Spain, 5.00%, 7/30/12 .....................................       Spain               350,000EUR $    470,120
       Kingdom of Sweden, 6.00%, 2/09/05 .......................................      Sweden            12,890,000SEK    1,797,529
       Kingdom of Sweden, 3.50%, 4/20/06 .......................................      Sweden            31,050,000SEK    4,314,140
       Kingdom of Sweden, 8.00%, 8/15/07 .......................................      Sweden            10,100,000SEK    1,565,207
       Kingdom of Sweden, 6.50%, 5/05/08 .......................................      Sweden             2,400,000SEK      363,013
       Kingdom of Sweden, 5.00%, 1/28/09 .......................................      Sweden            13,685,000SEK    1,981,073
       Kingdom of Sweden, 5.50%, 10/08/12 ......................................      Sweden            21,390,000SEK    3,198,756
       Government of Thailand, 6.00%, 3/05/05 ..................................     Thailand           63,500,000THB    1,563,377
       Government of Thailand, 8.50%, 10/14/05 .................................     Thailand          275,700,000THB    7,113,620
       Government of Thailand, 8.00%, 12/08/06 .................................     Thailand          114,050,000THB    3,088,069
       Government of Thailand, 4.125%, 2/12/08 .................................     Thailand           17,000,000THB      424,793
       Government of Thailand, 8.50%, 12/08/08 .................................     Thailand           14,000,000THB      405,135
       Republic of Ukraine, FRN, 5.3613%, 8/05/09 ..............................      Ukraine            1,275,000       1,296,861
       Republic of Ukraine, Reg S, 6.875%, 3/04/11 .............................      Ukraine              390,000         386,305
       Republic of Ukraine, Reg S, 7.65%, 6/11/13 ..............................      Ukraine            2,150,000       2,156,747
       Republic of Ukraine, 144A, 6.875%, 3/04/11 ..............................      Ukraine            1,730,000       1,704,223
       Republic of Ukraine, 144A, 7.65%, 6/11/13 ...............................      Ukraine            3,800,000       3,811,924
       United Kingdom, 7.50%, 12/07/06 .........................................   United Kingdom          332,000GBP      636,585
       Republic of Venezuela, FRN, 2.6325%, 4/20/11 ............................     Venezuela           3,000,000       2,572,500
       Republic of Venezuela, 10.75%, 9/19/13 ..................................     Venezuela             540,000         609,505
       Republic of Venezuela, 9.25%, 9/15/27 ...................................     Venezuela           1,377,000       1,358,934
       Republic of Vietnam, 4.00%, 3/12/16 .....................................      Vietnam              750,000         702,574
                                                                                                                     -------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
         (COST $145,100,919)....................................................                                       156,723,525
                                                                                                                     -------------
       MUNICIPAL BOND (COST $3,885,121) .8%
       California State GO, 5.50%, 11/01/33 ....................................   United States         3,800,000       4,028,038
                                                                                                                     -------------
       TOTAL LONG TERM INVESTMENTS (COST $468,880,575)..........................                                       490,810,619
                                                                                                                     -------------
                                                                                                    --------------
                                                                                                        SHARES
                                                                                                    --------------
       SHORT TERM INVESTMENT (COST $17,624,275) 3.4%
       MONEY FUND
    (c)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........   United States        17,624,275      17,624,275
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $486,504,850) 99.5%..............................                                       508,434,894
       OTHER ASSETS, LESS LIABILITIES .5%.......................................                                         2,622,255
                                                                                                                     -------------
       NET ASSETS 100.0%........................................................                                     $ 511,057,149
                                                                                                                     =============

CURRENCY ABBREVIATIONS: | AUD - Australian Dollar | CAD - Canadian Dollar | DKK - Danish Krone | EUR - Euro
                          GBP - British Pound | HUF - Hungarian Forint | IDR - Indonesian Rupiah
                          KRW - South Korean Won | NOK - Norwegian Krone | NZD - New Zealand Dollar
                          PLN - Polish Zlotych | SEK - Swedish Krona | THB - Thai Baht

    (a)Defaulted security.

    (b)Security purchased on a to-be-announced basis.

    (c)The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

    (d)The principal amount is stated in U.S. dollars unless otherwise indicated.


                                    See Notes to Statements of Investments. | 51
                                        Quarterly Statements of Investments |

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN U.S. GOVERNMENT FUND                                                               PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       MORTGAGE-BACKED SECURITIES  73.3%
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)  ADJUSTABLE RATE  .2%
       FHLMC, Cap 12.522%, Margin 2.105% + CMT, Resets Annually, 3.402%, 6/01/22 ................   $      651,396   $     674,031
       FHLMC, Cap 13.458%, Margin 2.195% + CMT, Resets Annually, 3.559%, 2/01/19.................          786,945         810,293
                                                                                                                     -------------
                                                                                                                         1,484,324
                                                                                                                     -------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE  11.4%
       FHLMC Gold 15 Year, 6.50%, 6/01/08 - 7/01/08..............................................          408,504         430,917
       FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/34..............................................       14,937,224      14,830,758
       FHLMC Gold 30 Year, 5.50%, 7/01/33 - 7/01/34..............................................        8,106,205       8,232,830
    (a)FHLMC Gold 30 Year, 6.00%, 1/01/24 - 10/01/33.............................................       21,550,015      22,290,734
       FHLMC Gold 30 Year, 6.50%, 11/01/23 - 7/01/32.............................................        6,765,896       7,121,746
       FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32.............................................        4,393,113       4,672,950
       FHLMC Gold 30 Year, 7.50%, 11/01/22 - 5/01/24.............................................          343,136         370,339
       FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22..............................................          125,150         137,045
       FHLMC Gold 30 Year, 8.50%, 7/01/21 - 7/01/31..............................................        6,425,537       7,041,677
       FHLMC PC 30 Year, 8.00%, 1/01/17 - 9/01/17................................................           37,120          40,612
       FHLMC PC 30 Year, 8.50%, 9/01/20..........................................................            8,183           9,050
                                                                                                                     -------------
                                                                                                                        65,178,658
                                                                                                                     -------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE  1.1%
       FNMA,  Cap 12.490%, Margin 2.00% + CMT, Resets Annually, 3.801%, 2/01/19..................          909,644         927,049
       FNMA,  Cap 12.819%, Margin 2.127% + CMT, Resets Annually, 3.685%, 9/01/18.................        1,052,184       1,083,953
       FNMA,  Cap 13.313%, Margin 2.126% + CMT, Resets Annually, 4.222%, 7/01/19.................        3,228,211       3,322,904
       FNMA,  Cap 13.644%, Margin 2.011% + CMT, Resets Annually, 3.583%, 1/01/18.................          639,157         651,217
       FNMA,  Cap 15.156%, Margin 2.284% + 3CMT, Resets Tri-Annually, 5.915%, 3/01/20............          293,537         305,309
                                                                                                                     -------------
                                                                                                                         6,290,432
                                                                                                                     -------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE  7.2%
       FNMA 15 Year, 5.50%, 6/01/16 - 10/01/17...................................................        3,957,814       4,100,925
       FNMA 15 Year, 6.00%,  8/01/17 - 9/01/17 ..................................................        4,734,498       4,969,150
       FNMA 30 Year, 5.00%, 3/01/34..............................................................        2,943,331       2,916,974
       FNMA 30 Year, 5.50%, 3/01/33 - 5/01/34....................................................       15,374,874      15,615,678
    (a)FNMA 30 Year, 6.00%, 1/01/24 - 11/01/31...................................................        6,347,950       6,566,636
       FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32....................................................        2,599,666       2,737,068
       FNMA 30 Year, 7.00%, 5/01/24 - 9/01/31....................................................          888,966         944,358
       FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25....................................................          369,207         397,253
       FNMA 30 Year, 8.00%, 7/01/16 - 2/01/25....................................................          950,803       1,041,115
       FNMA 30 Year, 8.50%, 10/01/19 - 8/01/21...................................................           34,606          38,307
       FNMA 30 Year, 9.00%, 10/01/26.............................................................        1,676,999       1,880,002
                                                                                                                     -------------
                                                                                                                        41,207,466
                                                                                                                     -------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE  53.4%
       GNMA PL 30 Year, 7.25% 5/15/22 - 8/15/22..................................................        1,455,671       1,510,755
       GNMA SF I 30 Year, 5.00%, 6/15/33 - 8/15/34...............................................       29,882,813      29,803,500
       GNMA SF I 30 Year, 5.50%, 11/15/28 - 8/15/34..............................................       74,352,683      75,822,110
    (a)GNMA SF I 30 Year, 6.00%, 11/15/23 - 3/15/34..............................................       28,763,372      29,892,844
       GNMA SF I 30 Year, 6.50%, 5/15/23 - 9/15/32...............................................       32,010,131      33,863,069


52 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN U.S. GOVERNMENT FUND                                                               PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       MORTGAGE-BACKED SECURITIES (CONT.)
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE  (CONT.)
       GNMA SF I 30 Year, 7.00%, 3/15/22 - 1/15/32...............................................   $    9,768,839   $  10,450,859
       GNMA SF I 30 Year, 7.25%, 11/15/25........................................................           48,009          51,648
       GNMA SF I 30 Year, 7.50%, 2/15/17 - 3/15/32...............................................        4,687,805       5,067,386
       GNMA SF I 30 Year, 8.00%, 2/15/17 - 6/15/24...............................................        1,953,831       2,146,972
       GNMA SF I 30 Year, 8.25%, 4/15/25.........................................................          196,266         215,245
       GNMA SF I 30 Year, 8.50%, 8/15/21 - 12/15/24..............................................          533,137         590,132
       GNMA SF I 30 Year, 9.00%, 4/15/16 - 7/15/20...............................................          308,392         347,665
       GNMA SF I 30 Year, 9.50%, 7/15/16 - 12/15/21..............................................          601,391         681,951
       GNMA SF I 30 Year, 10.00%, 8/15/17 - 8/15/21..............................................          677,061         764,299
       GNMA SF II 30 Year, 5.00%, 9/15/33 - 11/20/33.............................................       31,300,508      31,173,531
       GNMA SF II 30 Year, 5.50%, 3/15/34 - 8/20/34..............................................       10,870,667      11,057,556
       GNMA SF II 30 Year, 6.00%, 11/20/28 - 9/20/34.............................................       38,024,232      39,426,381
       GNMA SF II 30 Year, 6.50%, 12/20/27 - 4/20/32.............................................       12,112,635      12,786,544
       GNMA SF II 30 Year, 7.00%, 8/20/29 - 11/20/32.............................................       17,441,011      18,569,663
       GNMA SF II 30 Year, 7.50%, 3/20/17 - 5/20/33..............................................        2,048,008       2,204,980
       GNMA SF II 30 Year, 8.00%, 7/20/16 - 8/20/26..............................................          148,634         162,115
       GNMA SF II 30 Year, 9.50%, 4/20/25........................................................           34,901          39,440
                                                                                                                     -------------
                                                                                                                       306,628,645
                                                                                                                     -------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $413,398,903)......................................                      420,789,525
                                                                                                                     -------------
       OTHER AGENCY SECURITIES  23.0%
       Federal Farm Credit Bank, 4.45%, 8/27/10..................................................       15,000,000      15,340,905
       Federal Farm Credit Bank, 4.50%, 7/09/07..................................................       10,000,000      10,364,150
       Federal Home Loan Bank, 2.25%, 5/15/06....................................................       25,000,000      24,855,500
       Federal Home Loan Bank, 2.625%, 5/15/07...................................................       15,000,000      14,838,060
       Federal Home Loan Bank, 4.875%, 05/15/07..................................................        5,000,000       5,227,370
       FICO, Strip, Series 12, zero cpn., 12/06/14...............................................       13,569,000       8,386,768
       FICO, Strip, Series 16, zero cpn., 10/05/10...............................................        4,745,000       3,735,677
       Housing and Urban Development, 96-A,  7.625%, 8/01/14.....................................        5,000,000       5,202,000
       Housing and Urban Development, 96-A,  7.66%, 8/01/15......................................        5,000,000       5,204,280
       Small Business Administration, 3.85%, 6/25/19.............................................          735,176         754,796
       Small Business Administration, 4.125%, 3/25/18............................................        1,026,087       1,067,067
       Small Business Administration, 6.00%, 9/01/18.............................................        5,970,541       6,361,918
       Small Business Administration, 6.45%, 12/01/15............................................        2,061,280       2,197,198
       Small Business Administration, 6.70%, 12/01/16............................................        2,165,246       2,330,493
       Small Business Administration, 6.85%, 7/01/17.............................................        2,070,181       2,244,247
       Tennessee Valley Authority, 5.88%, 4/01/36................................................       10,000,000      11,028,050
       Tennessee Valley Authority, Strip, zero cpn., 4/15/42.....................................        6,000,000       4,387,680
       U.S. Treasury Note, 4.75%, 5/15/14........................................................        8,000,000       8,400,008
                                                                                                                     -------------
       TOTAL OTHER AGENCY SECURITIES (COST $125,898,773).........................................                      131,926,167
                                                                                                                     -------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $539,297,676).........................                      552,715,692
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 53

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN U.S. GOVERNMENT FUND                                                               PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       REPURCHASE AGREEMENT (COST $34,503,029)  6.0%
    (b)Joint Repurchase Agreement, 1.803%, 10/01/04 (Maturity Value $34,504,757).................   $   34,503,029   $  34,503,029
        ABN AMRO Bank, N.V., New York Branch (Maturity Value $3,434,258)
        Banc of America Securities LLC (Maturity Value $3,434,258)
        Barclays Capital Inc. (Maturity Value $3,434,258)
        Bear, Stearns & Co. Inc. (Maturity Value $2,630,644)
        BNP Paribas Securities Corp. (Maturity Value $3,434,258)
        Deutsche Bank Securities Inc. (Maturity Value $1,095,872)
        Goldman, Sachs & Co. (Maturity Value $3,434,258)
        Greenwich Capital Markets Inc. (Maturity Value $3,434,258)
        Lehman Brothers Inc. (Maturity Value $3,304,177)
        Morgan Stanley & Co. Inc. (Maturity Value $3,434,258)
        UBS Securities LLC (Maturity Value $3,434,258)
         Collateralized by U.S. Government Agency Securities, 0.00% - 7.125%, 10/19/04 - 7/30/09;
         (c)U.S. Treasury Bills, 12/30/04; U.S. Treasury Bonds, 10.75% - 12.00%, 11/15/04 -
          8/15/05; and U.S.Treasury Notes, 1.875% - 6.875%, 11/15/05 - 8/15/09
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $573,800,705)  102.3%.............................................                      587,218,721
       OTHER ASSETS, LESS LIABILITIES (2.3)%.....................................................                      (13,462,203)
                                                                                                                     -------------
       NET ASSETS  100.0%........................................................................                    $ 573,756,518
                                                                                                                     =============

PORTFOLIO ABBREVIATIONS: | 3CMT - 3 Year Constant Maturity Treasury Index | CMT - 1 Year Constant Maturity Treasury Index
                           FICO - Financing Corporation | PC - Participation Certificate | PL - Project Loan | SF - Single Family

    (a)Security purchased on a to-be-announced basis.

    (b)Investment is through participation in a joint account with other funds managed by the investment advisor. At September 30, 2004, all repurchase agreements had been entered into on that date.

    (c)Security is traded on a discount basis with a zero coupon.


54 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN ZERO COUPON FUND - 2005                                                            PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 97.5%
       FICO, Strip, 3/26/05 .....................................................................   $    5,000,000   $   4,950,820
       FICO, Strip, 10/06/05 ....................................................................       11,400,000      11,126,092
       FICO, Strip, 1, 5/11/05 ..................................................................        3,500,000       3,455,637
       FICO, Strip, 19, 12/06/05 ................................................................       10,000,000       9,707,900
       FNMA, Strip, 2/12/06 .....................................................................          250,000         240,223
       FNMA, Strip, 2/12/08 .....................................................................          120,000         106,775
       FNMA, Strip, 1, 2/12/05 ..................................................................        1,000,000         991,694
       FNMA, Strip, 1, 8/12/05 ..................................................................          875,000         855,253
       FNMA, Strip, 1, 2/01/06 ..................................................................        4,307,000       4,140,840
       FNMA, Strip, 1, 8/01/06 ..................................................................          530,000         499,527
       FNMA, Strip, 1, 2/01/08 ..................................................................        1,730,000       1,531,386
       REFCO, Strip, 1/15/06 ....................................................................        6,500,000       6,305,910
       REFCO, Strip, 4/15/06 ....................................................................        3,000,000       2,888,706
       Tennessee Valley Authority, Strip, 10/15/04 ..............................................        6,200,000       6,195,133
       Tennessee Valley Authority, Strip, 4/15/05 ...............................................        2,260,000       2,234,030
       Tennessee Valley Authority, Strip, 10/15/05 ..............................................        1,000,000         974,385
       U.S. Treasury, Strip, 2/15/06 ............................................................          500,000         484,553
       U.S. Treasury, Strip, 2/15/06 ............................................................       28,700,000      27,805,794
                                                                                                                     -------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $81,385,632)............................                       84,494,658
                                                                                                                     -------------
       OTHER SECURITY - AAA RATED (COST $1,487,163) 1.7%
       Exxon Capital Corp., 11/15/04 ............................................................        1,500,000       1,497,075
                                                                                                                     -------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $82,872,795)..........................                       85,991,733
                                                                                                                     -------------
       REPURCHASE AGREEMENT (COST $757,652) .9%
    (a)Joint Repurchase Agreement, 1.803%, 10/01/04 (Maturity Value $757,690) ...................          757,652         757,652
       ABN AMRO Bank, N.V., New York Branch (Maturity Value $75,413)
       Banc of America Securities LLC (Maturity Value $75,413)
       Barclays Capital Inc. (Maturity Value $75,413)
       Bear, Stearns & Co. Inc. (Maturity Value $57,766)
       BNP Paribas Securities Corp. (Maturity Value $75,413)
       Deutsche Bank Securities Inc. (Maturity Value $24,064)
       Goldman, Sachs &Co. (Maturity Value $75,413)
       Greenwich Capital Markets Inc. (Maturity Value $75,413)
       Lehman Brothers Inc. (Maturity Value $72,556)
       Morgan Stanley & Co. Inc. (Maturity Value $75,413)
       UBS Securities LLC (Maturity Vlaue $75,413)
        Collateralized by U.S. Government Agency Securities, 0.00% - 7.125%, 10/19/04 - 7/30/09;
        (b)U.S. Treasury Bills, 12/30/04; U.S.Treasury Bonds, 10.75% - 12.00%, 11/15/04 - 8/15/05;
         and U.S. Treasury Notes, 1.875% - 6.875%, 11/15/05 - 8/15/09
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $83,630,447) 100.1%...............................................                       86,749,385
       OTHER ASSETS, LESS LIABILITIES (.1)%......................................................                          (61,258)
                                                                                                                     -------------
       NET ASSETS 100.0%.........................................................................                    $  86,688,127
                                                                                                                     =============

    (a)Investment is through participation in a joint account with other funds managed by the investment advisor. At September 30, 2004, all repurchase agreements had been entered into on that date.

    (b)Security is traded on a discount basis with a zero coupon.


                                     See Notes to Statements of Investments | 55
                                        Quarterly Statements of Investments |

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN ZERO COUPON FUND - 2010                                                            PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 90.2%
       FHLMC, Strip, 7/15/10 ....................................................................   $   11,150,000   $   8,865,621
       FHLMC, Strip, 1/15/11 ....................................................................       10,629,000       8,239,930
       FICO, Strip, 19, 6/06/10 .................................................................        9,800,000       7,835,619
       FICO, Strip, A, 8/08/10 ..................................................................        7,000,000       5,545,729
       FNMA, Strip, 8/12/09 .....................................................................        1,975,000       1,634,064
       FNMA, Strip, 8/01/10 .....................................................................        8,250,000       6,370,733
       FNMA, Strip, 8/12/10 .....................................................................        1,230,000         961,292
       REFCO, Strip, 10/15/10 ...................................................................       10,000,000       7,943,720
       Tennessee Valley Authority, Strip, 1/01/10 ...............................................          412,000         328,066
       Tennessee Valley Authority, Strip, 4/15/10 ...............................................       12,000,000       9,599,712
       Tennessee Valley Authority, Strip, 10/15/10 ..............................................        1,320,000       1,030,404
       Tennessee Valley Authority, Strip, 1/15/11 ...............................................       10,669,000       8,203,479
       Tennessee Valley Authority, Strip, 10/15/11 ..............................................        7,295,000       5,368,726
       U.S. Treasury, Strip, 2/15/11 ............................................................       11,371,000       8,929,112
                                                                                                                     -------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $71,277,167)............................                       80,856,207
                                                                                                                     -------------
       OTHER SECURITIES - AAA RATED 9.3%
       International Bank for Reconstruction & Development, 2/15/11 .............................        1,392,000       1,052,884
       International Bank for Reconstruction & Development, 2/15/12 .............................        2,800,000       1,999,499
       International Bank for Reconstruction & Development, 2/15/13 .............................        3,287,000       2,209,696
       International Bank for Reconstruction & Development, 8/15/13 .............................        4,100,000       2,675,365
       International Bank for Reconstruction & Development, Series 2, 2/15/11 ...................          500,000         378,191
                                                                                                                     -------------
       TOTAL OTHER SECURITIES - AAA RATED (COST $6,918,696)......................................                        8,315,635
                                                                                                                     -------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $78,195,863)..........................                       89,171,842
                                                                                                                     -------------
       REPURCHASE AGREEMENT (COST $512,161) .6%
    (a)Joint Repurchase Agreement, 1.803%, 10/01/04 (Maturity Value $512,186)  ..................          512,161         512,161
        ABN AMRO Bank, N.V., New York Branch (Maturity Value $50,978)
        Banc of America Securities LLC (Maturity Value $50,978)
        Barclays Capital Inc. (Maturity Value $50,978)
        Bear, Stearns & Co. Inc. (Maturity Value $39,049)
        BNP Paribas Securities Corp. (Maturity Value $50,978)
        Deutsche Bank Securities Inc. (Maturity Value $16,266)
        Goldman, Sachs & Co. (Maturity Value $50,978)
        Greenwich Capital Markets Inc. (Maturity Value $50,978)
        Lehman Brothers Inc. (Maturity Value $49,047)
        Morgan Stanley & Co. Inc. (Maturity Value 50,978)
        UBS Securities LLC (Maturity Value $50,978)
         Collateralized by U.S. Government Agency Securities, 0.00% - 7.125%, 10/19/04 - 7/30/09;
        (b)U.S. Treasury Bills, 12/30/04; U.S. Treasury Bonds,10.75% - 12.00%, 11/15/04 - 8/15/05;
         and U.S. Treasury Notes, 1.875% - 6.875%, 11/15/05 - 8/15/09
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $78,708,024) 100.1%...............................................                       89,684,003
       OTHER ASSETS, LESS LIABILITIES (.1)%......................................................                          (69,705)
                                                                                                                     -------------
       NET ASSETS 100.0%.........................................................................                    $  89,614,298
                                                                                                                     =============

    (a)Investment is through participation in a joint account with other funds managed by the investment advisor. At September 30, 2004, all repurchase agreements had been entered into on that date.

    (b)Security is traded on a discount basis with a zero coupon.


56 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 82.0%
       AEROSPACE & DEFENSE .4%
       Northrop Grumman Corp. ..................................................   United States            30,500   $   1,626,565
                                                                                                                     -------------
       AIRLINES .1%
(a),(b)Ace Aviation Holdings Inc. ..............................................       Canada               22,989         451,086
                                                                                                                     -------------
       BEVERAGES 4.6%
       Brown-Forman Corp., A ...................................................   United States             7,400         346,246
       Brown-Forman Corp., B ...................................................   United States            21,560         987,448
       Carlsberg AS, A .........................................................      Denmark                7,100         306,132
       Carlsberg AS, B .........................................................      Denmark              122,525       5,733,409
       Coca-Cola Enterprises Inc. ..............................................   United States            72,300       1,366,470
       Diageo PLC ..............................................................   United Kingdom          395,140       4,940,503
       Fomento Economico Mexicano SA de CV Femsa, ADR ..........................       Mexico               60,300       2,664,054
       Heineken Holding NV, A ..................................................    Netherlands            121,263       3,263,628
                                                                                                                     -------------
                                                                                                                        19,607,890
                                                                                                                     -------------
       CAPITAL MARKETS 1.7%
       Guinness Peat Group PLC .................................................    New Zealand          1,656,369       2,446,382
       Irish Life & Permanent PLC ..............................................   Irish Republic          185,900       3,005,659
(a),(b)Leucadia National Corp. .................................................   United States            34,780       1,871,773
                                                                                                                     -------------
                                                                                                                         7,323,814
                                                                                                                     -------------
       CHEMICALS 3.9%
       Akzo Nobel NV ...........................................................    Netherlands             42,130       1,489,653
       Givaudan AG .............................................................    Switzerland              6,750       4,114,730
       Linde AG ................................................................      Germany               53,800       3,102,006
    (a)MG Technologies AG ......................................................      Germany              339,100       4,162,573
       Solvay SA ...............................................................      Belgium               43,070       3,990,691
                                                                                                                     -------------
                                                                                                                        16,859,653
                                                                                                                     -------------
       COMMERCIAL BANKS 4.3%
       Allied Irish Banks PLC ..................................................   Irish Republic          445,000       7,427,274
       Bank of Ireland .........................................................   Irish Republic          273,870       3,744,020
       BNP Paribas SA ..........................................................       France               46,200       2,987,874
(a),(b)Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 .........................       Japan               671,524         335,762
       Danske Bank .............................................................      Denmark              101,550       2,672,949
(a),(b)Elephant Capital Holdings Ltd. ..........................................       Japan                   755       1,003,996
       Kansai Urban Banking Corp. ..............................................       Japan                46,124          78,350
(a),(b)Nippon Investment LLC ...................................................       Japan               477,000              --
                                                                                                                     -------------
                                                                                                                        18,250,225
                                                                                                                     -------------
       COMMERCIAL SERVICES & SUPPLIES .4%
    (a)Alderwoods Group Inc. ...................................................   United States            23,828         234,229
       Republic Services Inc. ..................................................   United States            49,700       1,479,072
                                                                                                                     -------------
                                                                                                                         1,713,301
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 57

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
               COMMUNICATIONS EQUIPMENT .1%
            (a)Advanced Fibre Communications Inc. ..............................   United States            15,900   $     252,810
                                                                                                                     -------------
               COMPUTERS & PERIPHERALS
            (a)DecisionOne Corp. ...............................................   United States             5,288              --
                                                                                                                     -------------
               CONSTRUCTION MATERIALS .8%
               Ciments Francais SA .............................................       France               22,650       1,971,892
               RMC Group PLC ...................................................   United Kingdom           89,100       1,371,552
                                                                                                                     -------------
                                                                                                                         3,343,444
                                                                                                                     -------------
               CONSUMER FINANCE
            (d)Comdisco, Contingent Equity Distribution ........................   United States         2,066,357              --
                                                                                                                     -------------
               DISTRIBUTORS .3%
               Compania de Distribucion Integral Logista SA ....................       Spain                30,900       1,341,223
                                                                                                                     -------------
               DIVERSIFIED FINANCIAL SERVICES 4.3%

               Brascan Corp., A ................................................       Canada              139,050       4,203,414
               Deutsche Bourse AG ..............................................      Germany               32,900       1,666,175
               Euronext ........................................................    Netherlands             87,100       2,481,762
               Jardine Matheson Holdings Ltd. ..................................     Hong Kong              92,900       1,309,890
               Jardine Strategic Holdings Ltd. .................................     Hong Kong             157,600       1,055,920
            (d)Marconi Corp., Contingent Distribution ..........................   United States         1,739,100              --
               Pargesa Holdings SA .............................................    Switzerland              1,147       3,500,602
               Remgro Ltd. .....................................................    South Africa           330,113       4,195,984
                                                                                                                     -------------
                                                                                                                        18,413,747
                                                                                                                     -------------
               DIVERSIFIED TELECOMMUNICATION SERVICES 2.0%
    (a),(b),(c)AboveNet Inc. ...................................................   United States            16,706         400,333
(a),(b),(c),(d)AboveNet Inc., Contingent Distribution ..........................   United States         2,312,000              --
    (a),(b),(c)AboveNet Inc., wts., 9/08/08 ....................................   United States               550           1,584
    (a),(b),(c)AboveNet Inc., wts., 9/08/10 ....................................   United States               647           1,423
               BCE Inc. ........................................................       Canada               36,300         784,219
            (a)Belgacom SA .....................................................      Belgium               45,400       1,628,426
               Chunghwa Telecom Co. Ltd., ADR ..................................       Taiwan              104,845       1,846,320
            (d)Global Crossing Holdings Ltd., Contingent Distribution ..........   United States         2,236,777           2,796
               Koninklijke KPN NV ..............................................    Netherlands            174,400       1,307,919
            (a)MCI Inc. ........................................................   United States            45,234         757,670
        (a),(d)Telewest Communications PLC, Contingent Distribution ............   United Kingdom        2,600,312              --
        (a),(d)Telewest Communications PLC, Contingent Distribution ............   United States           215,000              --
            (a)Telewest Global Inc. ............................................   United Kingdom          173,335       2,014,153
                                                                                                                     -------------
                                                                                                                         8,744,843
                                                                                                                     -------------
               ELECTRIC UTILITIES .4%
               E.ON AG .........................................................      Germany               25,950       1,912,241
                                                                                                                     -------------


58 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         CONTRACTS           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       FOOD & STAPLES RETAILING .2%
    (a)Kroger Co. ..............................................................   United States            42,600   $     661,152
                                                                                                                     -------------
       FOOD PRODUCTS 5.7%
       Cadbury Schweppes PLC ...................................................   United Kingdom          402,627       3,100,723
       Farmer Brothers Co. .....................................................   United States            61,700       1,649,241
       General Mills Inc. ......................................................   United States            40,700       1,827,430
       Groupe Danone ...........................................................       France               61,450       4,837,740
       Lotte Confectionary Co. Ltd. ............................................    South Korea              2,812       1,846,176
       Nestle SA ...............................................................    Switzerland             17,360       3,987,599
       Orion Corp. .............................................................    South Korea              6,170         460,272
       Orkla ASA ...............................................................       Norway              239,170       6,747,581
                                                                                                                     -------------
                                                                                                                        24,456,762
                                                                                                                     -------------
       GAS UTILITIES .5%
       Tokyo Gas Co. Ltd. ......................................................       Japan               621,500       2,207,444
                                                                                                                     -------------
       HEALTH CARE PROVIDERS & SERVICES .4%
(a),(c)Kindred Healthcare Inc. .................................................   United States            57,508       1,333,035
(a),(c)Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 ......................   United States                28              --
(a),(c)Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 .......................   United States                14             215
(a),(c)Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ......................   United States               138              90
(a),(c)Kindred Healthcare Inc., wts., Series A, 4/20/06 ........................   United States             5,258         101,151
(a),(c)Kindred Healthcare Inc., wts., Series B, 4/20/06 ........................   United States            13,145         227,277
    (a)Rotech Healthcare Inc. ..................................................   United States             6,360         127,200
                                                                                                                     -------------
                                                                                                                         1,788,968
                                                                                                                     -------------
       HOTELS RESTAURANTS & LEISURE .2%
    (a)Caesars Entertainment Inc. ..............................................   United States             4,500          75,150
    (a)FHC Delaware Inc. .......................................................   United States            49,920         392,870
       Mandalay Resort Group ...................................................   United States             2,700         185,355
                                                                                                                     -------------
                                                                                                                           653,375
                                                                                                                     -------------
       HOUSEHOLD PRODUCTS .3%
       KAO Corp. ...............................................................       Japan                49,500       1,094,904
                                                                                                                     -------------

       INSURANCE 8.5%
    (a)Alleghany Corp. .........................................................   United States             3,686       1,005,910
    (a)Berkshire Hathaway Inc., A ..............................................   United States                45       3,899,250
    (a)Berkshire Hathaway Inc., B ..............................................   United States             2,560       7,349,760
    (a)Catlin Group ............................................................   United Kingdom          357,000       2,241,520
       E-L Financial Corp. Ltd. ................................................       Canada                8,478       2,419,693
       Hartford Financial Services Group Inc. ..................................   United States            32,000       1,981,760
(a),(b)Imagine Group Holdings Ltd. .............................................      Bermuda              451,787       4,626,990
       IPC Holdings Ltd. .......................................................      Bermuda               15,500         589,155
       Montpelier Re Holdings Ltd. .............................................      Bermuda                4,857         178,155
       Old Republic International Corp. ........................................   United States           112,900       2,825,887


                                        Quarterly Statements of Investments | 59

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         CONTRACTS           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       INSURANCE (CONT.)
(a),(b)Olympus Re Holdings Ltd. ................................................      Bermuda                2,140   $     366,924
       Prudential Financial Inc. ...............................................   United States            24,900       1,171,296
       St. Paul Travelers Cos. Inc. ............................................   United States            80,199       2,651,379
       White Mountains Insurance Group Inc. ....................................   United States             6,500       3,419,000
    (b)White Mountains Insurance Group Inc. ....................................   United States             2,796       1,397,161
                                                                                                                     -------------
                                                                                                                        36,123,840
                                                                                                                     -------------
       INTERNET & CATALOG RETAIL .1%
    (a)Orbitz Inc. .............................................................   United States            11,400         310,080
                                                                                                                     -------------

       LEISURE EQUIPMENT & PRODUCTS .6%
       Agfa Gevaert NV .........................................................      Belgium               61,990       1,800,220
       Mattel Inc. .............................................................   United States            52,300         948,199
                                                                                                                     -------------
                                                                                                                         2,748,419
                                                                                                                     -------------
       MACHINERY 1.0%
       Schindler Holding AG ....................................................    Switzerland             11,700       3,335,877
       Schindler Holding AG, Reg D .............................................    Switzerland              2,500         778,050
                                                                                                                     -------------
                                                                                                                         4,113,927
                                                                                                                     -------------
       MEDIA 7.2%
       Astral Media Inc., A ....................................................       Canada               70,900       1,594,105
       British Sky Broadcasting Group PLC ......................................   United Kingdom          162,100       1,407,720
       Clear Channel Communications Inc. .......................................   United States            63,200       1,969,944
    (a)Comcast Corp., A ........................................................   United States            14,800         413,216
    (a)Cox Communications Inc., A ..............................................   United States             5,600         185,528
       E.W. Scripps Co., A .....................................................   United States            16,400         783,592
    (a)EchoStar Communications Corp., A ........................................   United States            64,300       2,001,016
    (b)Hollinger International Inc. ............................................   United States            95,634       1,488,161
    (a)JC Decaux SA ............................................................       France               40,325         917,788
    (a)Liberty Media Corp., A ..................................................   United States           525,146       4,579,273
    (a)NTL Inc. ................................................................   United Kingdom           92,831       5,762,020
       NV Holdingsmig de Telegraaf .............................................    Netherlands             13,378         302,816
       Omnicom Group Inc. ......................................................   United States            16,700       1,220,102
       SES Global, FDR .........................................................     Luxembourg            381,600       3,725,589
    (a)TVMAX Holdings Inc. .....................................................   United States             3,535          13,610
       Viacom Inc., B ..........................................................   United States            27,800         932,968
       Washington Post Co., B ..................................................   United States             3,821       3,515,320
                                                                                                                     -------------
                                                                                                                        30,812,768
                                                                                                                     -------------
       METALS & MINING 7.8%
       Anglo American PLC ......................................................   United Kingdom          363,467       8,726,738
    (a)Apollo Gold Corp. .......................................................       Canada               93,900          76,677
       Barrick Gold Corp. ......................................................       Canada               75,900       1,596,936
       Freeport McMoran Copper & Gold Inc., B                                      United States            80,700       3,268,350
    (a)Gammon Lake Resources Inc. ..............................................       Canada              122,100         711,488


60 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         CONTRACTS           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       METALS & MINING (CONT.)
    (a)Glamis Gold Ltd. ........................................................       Canada               55,700   $   1,033,321
       Gold Fields Ltd. ........................................................    South Africa            31,600         428,078
       Impala Platinum Holdings Ltd. ...........................................    South Africa            34,700       2,788,206
(a),(b)International Steel Group ...............................................   United States           128,899       3,909,507
    (a)Kinross Gold Corp. ......................................................       Canada               49,400         335,639
       Newmont Mining Corp. ....................................................   United States           186,000       8,468,580
       Noranda Inc. ............................................................       Canada               85,300       1,487,771
    (a)Randgold & Exploration Co. Ltd., ADR ....................................    South Africa            10,500          22,260
    (a)Wheaton River Minerals Ltd. .............................................       Canada               82,098         258,397
    (a)Wheaton River Minerals Ltd., wts., 5/30/07                                      Canada               20,700          40,042
                                                                                                                     -------------
                                                                                                                        33,151,990
                                                                                                                     -------------
       MULTI-UTILITIES & UNREGULATED POWER .7%
       National Grid Transco PLC ...............................................   United Kingdom           76,300         647,401
    (a)NRG Energy Inc. .........................................................   United States            83,279       2,243,536
    (d)NRG Energy Inc., Contingent Distribution ................................   United States         4,259,433              --
                                                                                                                     -------------
                                                                                                                         2,890,937
                                                                                                                     -------------
       MULTILINE RETAIL .8%
       Marks & Spencer Group PLC ...............................................   United Kingdom          526,200       3,270,514
                                                                                                                     -------------
       OIL & GAS 2.5%
    (a)Anchor Resources LLC ....................................................   United States             3,410              --
       BP PLC ..................................................................   United Kingdom          158,600       1,515,991
       BP PLC, ADR .............................................................   United Kingdom            9,000         517,770
       Canadian Oil Sands Trust ................................................       Canada               28,700       1,243,473
       Eni SpA .................................................................       Italy                67,710       1,519,170
       Suncor Energy Inc. ......................................................       Canada               74,700       2,392,579
       Total SA, B .............................................................       France               12,324       2,513,695
       Total SA, B, ADR ........................................................       France                9,670         987,984
                                                                                                                     -------------
                                                                                                                        10,690,662
                                                                                                                     -------------
       PAPER & FOREST PRODUCTS 1.1%
       Potlatch Corp. ..........................................................   United States           104,800       4,905,688
                                                                                                                     -------------
       PERSONAL PRODUCTS .2%
       Beiersdorf AG ...........................................................      Germany                7,943         753,748
                                                                                                                     -------------
       PHARMACEUTICALS 3.0%
       Fujisawa Pharmaceutical Co. Ltd. ........................................       Japan               134,400       3,033,874
       Merck & Co. Inc. ........................................................   United States            17,600         580,800
       Sanofi-Aventis ..........................................................       France               53,293       3,870,793
       Takeda Pharmaceutical Co. Ltd. ..........................................       Japan                51,785       2,352,046
       Wyeth ...................................................................   United States            78,700       2,943,380
       Yamanouchi Pharmaceutical Co. Ltd. ......................................       Japan                 3,000          97,016
                                                                                                                     -------------
                                                                                                                        12,877,909
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 61

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         CONTRACTS           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       REAL ESTATE 2.1%
       American Financial Realty Trust .........................................   United States             4,500   $      63,495
    (a)Canary Wharf Group PLC ..................................................   United Kingdom          185,900         997,108
       Chelsea Property Group Inc. .............................................   United States             6,400         429,440
       iStar Financial Inc. ....................................................   United States           121,700       5,017,691
       Rouse Co. ...............................................................   United States             5,000         334,400
(a),(b)Security Capital European Realty ........................................     Luxembourg              2,971          21,807
(a),(b)Torre Mayor Investments, LP .............................................       Mexico                   10         650,000
       Ventas Inc. .............................................................   United States            55,600       1,441,152
                                                                                                                     -------------
                                                                                                                         8,955,093
                                                                                                                     -------------
       ROAD & RAIL 1.3%
       CSX Corp. ...............................................................   United States            37,500       1,245,000
    (b)Florida East Coast Industries Inc. ......................................   United States           124,400       4,437,659
                                                                                                                     -------------
                                                                                                                         5,682,659
                                                                                                                     -------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT .4%
(a),(i)Artisan Components Inc. .................................................   United States             7,100         206,681
       Samsung Electronics Co. Ltd. ............................................    South Korea              4,200       1,670,517
                                                                                                                     -------------
                                                                                                                         1,877,198
                                                                                                                     -------------
       SOFTWARE .4%
       Nintendo Co. Ltd. .......................................................       Japan                15,100       1,849,008
                                                                                                                     -------------
       SPECIALTY RETAIL
    (a)Hollywood Entertainment Corp. ...........................................   United States            19,900         196,413
                                                                                                                     -------------
       THRIFTS & MORTGAGE FINANCE .3%
       Hudson City Bancorp Inc. ................................................   United States            32,400       1,157,976
                                                                                                                     -------------
       TOBACCO 13.0%
       Altadis SA ..............................................................       Spain               320,515      10,922,344
       Altria Group Inc. .......................................................   United States           101,031       4,752,498
       British American Tobacco PLC ............................................   United Kingdom          995,275      14,445,970
       Gallaher Group PLC ......................................................   United Kingdom          359,700       4,191,047
       Imperial Tobacco Group PLC ..............................................   United Kingdom          419,417       9,150,474
       ITC Ltd. ................................................................       India                65,968       1,634,157
       KT&G Corp. ..............................................................    South Korea             51,000       1,348,632
       KT&G Corp., GDR, 144A ...................................................    South Korea            235,090       3,093,784
       Reynolds American Inc. ..................................................   United States            87,900       5,980,716
                                                                                                                     -------------
                                                                                                                        55,519,622
                                                                                                                     -------------


62 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         CONTRACTS           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       WIRELESS TELECOMMUNICATION SERVICES .4%
    (a)AT&T Wireless Services Inc. .............................................   United States           125,100   $   1,848,978
    (a)Vast Solutions Inc., B1 .................................................   United States             2,189              --
    (a)Vast Solutions Inc., B2 .................................................   United States             2,189              --
    (a)Vast Solutions Inc., B3 .................................................   United States             2,189              --
                                                                                                                     -------------
                                                                                                                         1,848,978
                                                                                                                     -------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $286,761,601)                                              350,440,876
                                                                                                                     -------------
       PREFERRED STOCKS .5%
       ELECTRIC UTILITIES
    (a)Montana Power Co., 8.45%, pfd ...........................................   United States             2,880          18,288
                                                                                                                     -------------
       FOOD PRODUCTS .1%
       Unilever NV, pfd ........................................................    Netherlands             43,200         232,642
                                                                                                                     -------------
       MEDIA .4%
       News Corp. Ltd., ADR, pfd ...............................................     Australia              60,800       1,904,864
       PTV Inc., 10.00%, A, pfd ................................................   United Kingdom            4,406          21,810
                                                                                                                     -------------
                                                                                                                         1,926,674
                                                                                                                     -------------
       TOTAL PREFERRED STOCKS (COST $2,093,556) ................................                                         2,177,604
                                                                                                                     -------------
                                                                                                 ------------------
                                                                                                 PRINCIPAL AMOUNT(e)
                                                                                                 ------------------
       CORPORATE BONDS & NOTES 2.9%
       Calpine Corp., senior note,
         7.625%, 4/15/06 .......................................................   United States    $      485,000         451,050
         10.50%, 5/15/06 .......................................................   United States            39,000          37,830
       Calpine Generating Co., 144A, 11.17%, 4/01/11                               United States         1,878,000       1,699,590
       DecisionOne Corp., Term Loan ............................................   United States           159,204          39,801
       Eurotunnel PLC, FRN,
         6.347%, 12/31/18, Tier 2 ..............................................   United Kingdom          160,314 GBP     219,325
         6.347%, 12/31/25, Tier 3 ..............................................   United Kingdom        1,217,624 GBP   1,092,168
       Eurotunnel SA, FRN,
         3.453%, 12/31/18, Tier 2 (PIBOR) ......................................       France               17,565 EUR      16,494
         3.453%, 12/31/25, Tier 3 (PIBOR) ......................................       France              331,700 EUR     204,206
         3.449%, 12/31/18, Tier 2 (LIBOR) ......................................       France               39,763 EUR      37,337
         3.449%, 12/31/25, Tier 3 (LIBOR) ......................................       France            1,405,995 EUR     865,577
       Guadalupe Power Partners LP,
         Debt Service Reserve, 6.00%, 9/21/06 ..................................   United States             7,700           6,661
         Power Sale Agreement, 6.00%, 9/21/06 ..................................   United States            12,700          10,985
         Term Loan, 3.75%, 9/21/06 .............................................   United States            93,983          81,295
       HealthSouth Corp., 7.625%, 6/01/12 ......................................   United States         1,942,000       1,888,595



                                        Quarterly Statements of Investments | 63

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         AMOUNT(E)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       CORPORATE BONDS & Notes (cont.)
       MCI Inc.,
         5.908%, 5/01/07 .......................................................   United States    $      267,000   $     265,331
         6.688%, 5/01/09 .......................................................   United States           515,000         497,619
         7.735%, 5/01/14 .......................................................   United States           225,000         213,750
       Motor Coach Industries International Inc., FRN, 15.00%, 10/01/08            United States         1,885,812
                                                                                                                         1,885,812
       Odessa-Ector Power Partners LP,
         Debt Service Reserve, 3.625%, 2/10/07 .................................   United States             5,100           4,641
         Power Sale Agreement, 3.625%, 2/10/07 .................................   United States            10,900           9,919
         Term Loan, 3.50%, 2/10/07 .............................................   United States            89,678          81,607
       Reliant Energy Channelview LP Inc.,

         Revolver, 2.938%, 8/15/07 .............................................   United States            22,100          18,785
         Term Loan A, 2.938%, 11/26/17 .........................................   United States           235,368         200,063
       Seton House Finance Ltd., zero cpn., 2/07/12 ............................   nited Kingdom         2,553,000 EUR     809,670
       Trump Atlantic,
         11.25%, 5/01/06 .......................................................   United States         1,397,000       1,211,898
         Series B, 11.25%, 5/01/06 .............................................   United States           419,000         363,482
         Series B, 144A, 11.25%, 5/01/06 .......................................   United States            25,000          21,688
       TVMax Holdings Inc., PIK,
         14.00%, 2/01/05 .......................................................   United States            18,178          18,396
         11.50%, 2/01/05 .......................................................   United States             5,019           5,070
                                                                                                                     -------------
       TOTAL CORPORATE BONDS & NOTES (COST $12,621,237) ........................                                        12,258,645
                                                                                                                     -------------
       BONDS & NOTES IN REORGANIZATION 2.5%
(a),(f)Adelphia Communications Corp.,
         9.25%, 10/01/02 .......................................................   United States         2,490,000       2,203,650
         8.125%, 7/15/03 .......................................................   United States           219,000         192,720
         7.50%, 1/15/04 ........................................................   United States            80,000          69,600
         10.50%, 7/15/04 .......................................................   United States           124,000         114,080
         9.875%, 3/01/05 .......................................................   United States            85,000          76,500
         10.25%, 11/01/06 ......................................................   United States           248,000         224,440
         9.875%, 3/01/07 .......................................................   United States            12,000          10,860
         8.375%, 2/01/08 .......................................................   United States           235,000         209,150
         7.75%, 1/15/09 ........................................................   United States           210,000         185,850
         7.875%, 5/01/09 .......................................................   United States           141,000         122,670
         9.375%, 11/15/09 ......................................................   United States           318,000         294,150
         10.875%, 10/01/10 .....................................................   United States           303,000         280,275
         10.25%, 6/15/11 .......................................................   United States           264,000         250,140
         senior note, B, 9.50%,  2/15/04 .......................................   United States            13,844          12,183
(a),(f)Aiken Cnty S C Indl Rev Beloit, 6.00%, 12/01/11                             United States            20,000             100
(a),(f)Air Canada Inc.,
         6.75%, 2/02/04 ........................................................       Canada               55,000CAD        9,938
         9.00%, 6/01/06 ........................................................       Canada              100,000CAD       18,482
         10.00%, 6/01/06 .......................................................       Canada              254,000EUR       76,582
         7.25%, 10/01/07 .......................................................       Canada              187,000CAD       34,705
         10.25%, 3/15/11 .......................................................       Canada               1,830,000      481,616
         Bank Claim ............................................................       Canada              625,300CAD      111,289


64 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         AMOUNT(E)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       Bonds & Notes in Reorganization (cont.)
(a),(f)Air Canada Inc., (cont.)
         Bank Claim ..................................................                 Canada           11,338,000 JPY $    25,323
         Term Loan ...................................................                 Canada              425,300         116,007
         zero cpn., 7/31/05 ..........................................                 Canada              454,546         120,295
(a),(f)Armstrong Holdings Inc.,
         6.35%, 08/15/03 .............................................             United States           144,000          92,880
         6.50%, 8/15/05 ..............................................             United States           134,000          87,100
         9.75%, 4/15/08 ..............................................             United States           146,000          94,900
         7.45%, 5/15/29 ..............................................             United States            30,000          19,125
(a),(f)Century Communications Corp.,
         9.50%, 3/01/05 ..............................................             United States            52,000          55,900
         8.875%, 1/15/07 .............................................             United States            71,000          75,704
         8.75%, 10/01/07 .............................................             United States           119,000         124,355
         8.375%, 12/15/07 ............................................             United States            20,000          21,225
         Series B, zero cpn., 1/15/08 ................................             United States           212,000         131,440
         zero cpn., 3/15/03 ..........................................             United States           223,000         209,620
(a),(f)Harnischfeger Industries Inc.,
         8.90%, 3/01/22 ..............................................             United States           162,000           1,199
         8.70%, 6/15/22 ..............................................             United States           159,000           1,192
         7.25%, 12/15/25 .............................................             United States           232,000           1,717
         6.875%, 2/15/27 .............................................             United States           216,000           1,577
         Stipulated Bank Claim .......................................             United States           250,450           1,803
(a),(f)Mirant Americas Generation Inc.,
         7.625%, 5/01/06 .............................................             United States            70,000          62,300
         8.30%, 5/01/11 ..............................................             United States           259,000         229,215
         9.125%, 5/01/31 .............................................             United States           215,000         189,200
(a),(f)Mirant Corp.,
         Tranche C Revolver ..........................................             United States           313,706         189,792
         4 Year Revolver, 7/17/05 ....................................             United States           199,801         134,866
         364 Day Revolver ............................................             United States           573,400         346,907
(a),(f)Northwestern Corp.,
         8.75%, 3/15/12 ..............................................             United States           359,000         318,612
         6.95%, 11/15/28 .............................................             United States           191,000         167,602
(a),(f)Owens Corning, Revolver                                                     United States         2,362,265       1,872,095

(a),(f)Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17                     United States            10,000              50

(a),(f)Safety Kleen Corp., 9.25%, 5/15/09                                          United States            31,000           1,628

(a),(f)Safety Kleen Services, 9.25%, 6/01/08                                       United States             3,000              15

(a),(f)Teco Panda,
         Bank Claim ..................................................             United States           126,760          79,859
         Bank Claim #2 ...............................................             United States           877,600         601,156
         Debt Service Reserve L/C Loan ...............................             United States            24,800          16,988
         Project L/C Loan Facility ...................................             United States           120,850          82,782
                                                                                                                     -------------
       TOTAL BONDS & NOTES IN REORGANIZATION (COST $10,254,560).......                                                  10,453,409
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 65

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    SHARES/UNITS/
                                                                                                      PRINCIPAL
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         AMOUNT(E)          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       Companies in Liquidation
    (a)Brunos Inc., Liquidating Unit ...........................................   United States             2,247   $       4,943
    (a)Guangdong International Trust & Investment Corp.,
         144A, 8.75%, 10/24/16 .................................................       China               120,000           8,100
         Revolver - Admitted Claim .............................................     Hong Kong             130,067           8,779
         Structured Note - Admitted Claim ......................................     Hong Kong             205,745          13,888
         Syndicated Loan - Admitted Claim ......................................     Hong Kong             355,733          24,012
    (a)United Companies Financial Corp.,
         Bank Claim ............................................................   United States             4,727              --
         Revolver ..............................................................   United States         1,199,266              --
                                                                                                                     -------------
       TOTAL COMPANIES IN LIQUIDATION (COST $50,949) ...........................                                            59,722
                                                                                                                     -------------
       GOVERNMENT AGENCY (COST $23,196,957) 5.4%
    (j)Federal Home Loan Bank, 1.194% - 1.986%, 10/01/04 - 6/16/05 .............   United States        23,345,000      23,178,007
                                                                                                                     -------------
       OTHER INVESTMENT (COST $1,706,912) .5%
    (h)Inpower 2 Limited, Jersey ...............................................   Jersey Island           700,100       2,175,683
                                                                                                                     -------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
       (COST $336,685,772) .....................................................                                       400,743,946
                                                                                                                     -------------
       REPURCHASE AGREEMENTS (COST $22,200,000) 5.2%
    (g)Merrill Lynch & Co. Inc., 1.65%, 10/01/04
         -(Maturity Value $2,200,101) ..........................................   United States         2,200,000       2,200,000
         -Collateralized by U.S. Government Agency Securities, 4.75%,
         7/27/10
    (g)Merrill Lynch & Co. Inc., 1.80%, 10/01/04
         -(Maturity Value $20,001,000) .........................................   United States        20,000,000      20,000,000
         -Collateralized by U.S. Government Agency Securities,
         3.25% - 6.07%, 2/15/05 - 12/24/18
                                                                                                                     -------------
       TOTAL REPURCHASE AGREEMENTS .............................................                                        22,200,000
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $358,885,772) 99.0% .............................                                       422,943,946
       OPTIONS WRITTEN .........................................................                                               (75)
       SECURITIES SOLD SHORT (.7)% .............................................                                        (2,838,496)
       NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (.3)% .................                                        (1,527,605)
       OTHER ASSETS, LESS LIABILITIES 2.0% .....................................                                         8,700,761
                                                                                                                     -------------
       NET ASSETS 100.0% .......................................................                                     $ 427,278,531
                                                                                                                     -------------
       OPTIONS WRITTEN (PREMIUMS RECEIVED $150)
                                                                                                      ---------
       ISSUER                                                                                         CONTRACTS
                                                                                                      ---------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       Artisan Components Inc., Oct. 30 Calls, 10/16/04 ........................   United States                 3              75
                                                                                                                     -------------


66 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       SECURITIES SOLD SHORT
       ISSUER
       COMMUNICATIONS EQUIPMENT .1%
       Nasdaq 100 ..............................................................   United States             5,800    $    203,870
       Tellabs Inc. ............................................................   United States            19,665         180,721
                                                                                                                      ------------
                                                                                                                           384,591
                                                                                                                      ------------
       FOOD PRODUCTS .5%
       Kraft Foods Inc., A .....................................................   United States            66,580       2,111,918
                                                                                                                      ------------
       HOTELS RESTAURANTS & LEISURE

       Harrah's Entertainment Inc. .............................................   United States             1,273          67,444
                                                                                                                      ------------
       REAL ESTATE .1%
       Simon Property Group Inc. ...............................................   United States             3,180         170,543
       Simon Property Group Inc., pfd ..........................................   United States             2,000         104,000
                                                                                                                      ------------
                                                                                                                           274,543
                                                                                                                      ------------
       TOTAL SECURITIES SOLD SHORT (PROCEEDS $2,887,243)                                                              $  2,838,496
                                                                                                                      ------------

CURRENCY ABBREVIATIONS: | CAD - Canadian Dollar | EUR - Euro | GBP - British Pound | JPY - Japanese Yen

(a) Non-income producing.

(b) See Note 2 regarding restricted securities.

(c) A member of the Fund's Portfolio Management team serves as a member on the board of directors. As a result of this involvement, the Portfolio Manager could receive material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

(d) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(e) The principal amount is stated in U.S. dollars unless otherwise indicated.

(f) Defaulted securities.

(g) At September 30, 2004, all repurchase agreements had been entered into on that date.

(h) Units consist of Noteco Ltd., Floating Rate Note (FRN), 9.02%, 1/20/20, Series A2 (Principal Amount 700,100 GBP), Noteco Ltd. FRN, 9.02%, 1/20/20, Series A3 (Principal Amount 131,200 GBP), and 131,200 shares of Drax Group Ltd., common.

(i) Security held in connection with open option contracts. JSecurity segregated with broker for securities sold short.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 67

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL SHARES SECURITIES FUND                                                  COUNTRY         CONTRACTS           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 69.6%
       AEROSPACE & DEFENSE .5%
       Northrop Grumman Corp. ..................................................   United States           225,400   $  12,020,582
                                                                                                                     -------------
       AIRLINES .1%
(a),(b)Ace Aviation Holdings Inc. ..............................................       Canada              135,992       2,668,412
                                                                                                                     -------------
       BEVERAGES 2.4%
       Brown-Forman Corp., A ...................................................   United States             7,600         355,604
       Brown-Forman Corp., B ...................................................   United States            85,930       3,935,594
       Coca-Cola Enterprises Inc. ..............................................   United States           407,000       7,692,300
       Diageo PLC ..............................................................   United Kingdom        3,297,474      41,228,881
       Heineken Holding NV, A ..................................................    Netherlands            159,881       4,303,004
                                                                                                                     -------------
                                                                                                                        57,515,383
                                                                                                                     -------------
       CAPITAL MARKETS 1.2%
       Bear Stearns Cos. Inc. ..................................................   United States            37,420       3,598,681
       Conseco Inc. ............................................................   United States           775,900      13,702,394
(a),(b)Leucadia National Corp. .................................................   United States           184,830       9,947,089
                                                                                                                     -------------
                                                                                                                        27,248,164
                                                                                                                     -------------
       CHEMICALS .7%
       International Flavors & Fragrances Inc. .................................   United States           417,800      15,959,960
                                                                                                                     -------------
       COMMERCIAL BANKS 3.0%
       Allied Irish Banks PLC ..................................................   Irish Republic        1,892,200      31,581,772
       Bank of Ireland .........................................................   Irish Republic        1,105,984      15,119,677
       BNP Paribas SA ..........................................................       France              123,900       8,012,935
(a),(b)Cerberus NCB Acquisition LP Ltd., wts., 8/29/13                                 Japan             4,132,594       2,066,297
       Danske Bank .............................................................      Denmark              294,580       7,753,789
(a),(b)Elephant Capital Holdings Ltd. ..........................................       Japan                 4,653       6,188,139
       Kansai Urban Banking Corp. ..............................................       Japan               110,997         188,549
(a),(b)Nippon Investment LLC ...................................................       Japan             1,148,000              --
                                                                                                                     -------------
                                                                                                                        70,911,158
                                                                                                                     -------------
       COMMERCIAL SERVICES & SUPPLIES .9%
    (a)Alderwoods Group Inc. ...................................................   United States            60,348         593,221
       Republic Services Inc. ..................................................   United States           706,000      21,010,560
                                                                                                                     -------------
                                                                                                                        21,603,781
                                                                                                                     -------------
       COMMUNICATIONS EQUIPMENT .1%
    (a)Advanced Fibre Communications Inc. ......................................   United States            91,700       1,458,030
                                                                                                                     -------------
       COMPUTERS & PERIPHERALS
    (a)DecisionOne Corp. .......................................................   United States            26,349              --
                                                                                                                     -------------
       CONSTRUCTION MATERIALS .3%
       Martin Marietta Materials Inc. ..........................................   United States           129,600       5,866,992
                                                                                                                     -------------


68 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL SHARES SECURITIES FUND                                                  COUNTRY         CONTRACTS           VALUE
----------------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
               CONSUMER FINANCE
            (c)Comdisco, Contingent Equity Distribution ........................   United States         8,175,255   $          --
                                                                                                                     -------------
               DISTRIBUTORS .3%
               United Stationers Inc. ..........................................   United States           186,800       8,107,120
                                                                                                                     -------------
               DIVERSIFIED FINANCIAL SERVICES .9%
               Brascan Corp., A ................................................       Canada              670,950      20,282,494
            (c)Marconi Corp., Contingent Distribution ..........................   United States         4,154,000              --
            (c)Marconi Corp., Contingent Distribution ..........................   United Kingdom        5,791,700              --
                                                                                                                     -------------
                                                                                                                        20,282,494
                                                                                                                     -------------
               DIVERSIFIED TELECOMMUNICATION SERVICES 1.1%
    (a),(b),(d)AboveNet Inc. ...................................................   United States            56,216       1,347,127
(a),(b),(c),(d)AboveNet Inc., Contingent Distribution ..........................   United States         8,697,000              --
    (a),(b),(d)AboveNet Inc., wts., 9/08/08 ....................................   United States             2,231           6,425
    (a),(b),(d)AboveNet Inc., wts., 9/08/10                                        United States             2,625           5,775
               BCE Inc. ........................................................       Canada              115,800       2,501,725
            (c)Global Crossing Holdings Ltd., Contingent Distribution ..........   United States         9,005,048          11,256
               Koninklijke KPN NV ..............................................    Netherlands            726,800       5,450,661
            (a)MCI Inc. ........................................................   United States           367,819       6,160,968
        (a),(c)Telewest Communications PLC, Contingent Distribution ............   United Kingdom       14,366,600              --
        (a),(c)Telewest Communications PLC, Contingent Distribution ............   United States         1,160,000              --
            (a)Telewest Global Inc. ............................................   United Kingdom          958,416      11,136,794
                                                                                                                     -------------
                                                                                                                        26,620,731
                                                                                                                     -------------
               ELECTRIC UTILITIES .7%
               Allegheny Energy Inc. ...........................................   United States           639,900      10,212,804
               E.ON AG .........................................................      Germany               92,000       6,779,429
                                                                                                                     -------------
                                                                                                                        16,992,233
                                                                                                                     -------------
               FOOD & STAPLES RETAILING .3%
            (a)Kroger Co. ......................................................   United States           403,800       6,266,976
                                                                                                                     -------------
               FOOD PRODUCTS 4.2%
               Cadbury Schweppes PLC ...........................................   United Kingdom        1,900,794      14,638,449
               General Mills Inc. ..............................................   United States           252,800      11,350,720
               Groupe Danone ...................................................       France              208,038      16,378,093
               Nestle SA .......................................................    Switzerland            127,590      29,307,477
               Orkla ASA .......................................................       Norway            1,006,160      27,904,741
                                                                                                                     -------------
                                                                                                                        99,579,480
                                                                                                                     -------------
               HEALTH CARE EQUIPMENT & SUPPLIES .5%
               Hillenbrand Industries Inc. .....................................   United States           240,100      12,132,253
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 69

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL SHARES SECURITIES FUND                                                  COUNTRY         CONTRACTS           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       HEALTH CARE PROVIDERS & SERVICES .3%
       HCA Inc. ............................................. ..................   United States            60,200   $   2,296,630
(a),(d)Kindred Healthcare Inc. .......................... ......................   United States           140,068       3,246,776
(a),(d)Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 ......................   United States                68              --
(a),(d).Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 ......................   United States                34             521
(a),(d)Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ......................   United States                33             220
(a),(d)Kindred Healthcare Inc., wts., Series A, 4/20/06 . ......................   United States            12,897         248,106
(a),(d)Kindred Healthcare Inc., wts., Series B, 4/20/06 . ......................   United States            32,243         557,482
    (a)Rotech Healthcare Inc. ..................................................   United States            32,640         652,800
                                                                                                                     -------------
                                                                                                                         7,002,535
                                                                                                                     -------------
       HOTELS RESTAURANTS & LEISURE .2%
    (a)Caesars Entertainment Inc. ..............................................   United States            99,100       1,654,970
    (a)FHC Delaware Inc. .......................................................   United States           139,062       1,094,418
       Mandalay Resort Group ...................................................   United States            13,600         933,640
                                                                                                                     -------------
                                                                                                                         3,683,028
                                                                                                                     -------------
       INSURANCE 13.1%
    (a)Alleghany Corp. .........................................................   United States            21,997       6,002,981
    (a)Berkshire Hathaway Inc., A ..............................................   United States               151      13,084,150
    (a)Berkshire Hathaway Inc., B ..............................................   United States            26,867      77,135,157
       Hartford Financial Services Group Inc. ..................................   United States           510,300      31,602,879
       Montpelier Re Holdings Ltd. .............................................      Bermuda               36,947       1,355,216
       Nationwide Financial Services Inc., A ...................................   United States           799,700      28,077,467
       Old Republic International Corp. ........................................   United States         1,259,300      31,520,279
    (a),(b)Olympus Re Holdings Ltd. ............................................      Bermuda               16,280       2,791,369
       Prudential Financial Inc. ...............................................   United States           191,900       9,026,976
       St. Paul Travelers Cos. Inc. ............................................   United States           604,283      19,977,596
       White Mountains Insurance Group Inc. ....................................   United States           100,451      52,837,226
    (b)White Mountains Insurance Group Inc. ....................................   United States            30,898      15,439,731
       Willis Group Holdings Ltd. ..............................................   United States           539,800      20,188,520
                                                                                                                     -------------
                                                                                                                       309,039,547
                                                                                                                     -------------
       INTERNET & CATALOG RETAIL .1%
    (a)Orbitz Inc. .............................................................   United States            63,000       1,713,600
                                                                                                                     -------------
       LEISURE EQUIPMENT & PRODUCTS .2%
       Mattel Inc. .............................................................   United States           316,000       5,729,080
                                                                                                                     -------------
       MACHINERY .7%
       Federal Signal Corp. ....................................................   United States           835,100      15,516,158
                                                                                                                     -------------
       MEDIA 7.6%
       Clear Channel Communications Inc. .......................................   United States           352,700      10,993,659
    (a)Comcast Corp., A ........................................................   United States            83,000       2,317,360
    (a)Cox Communications Inc., A ..............................................   United States            32,600       1,080,038
       Dow Jones & Co. Inc. ....................................................   United States           211,000       8,568,710


70 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL SHARES SECURITIES FUND                                                  COUNTRY         CONTRACTS           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       MEDIA (CONT.)
       E.W. Scripps Co., A .....................................................   United States           216,432   $  10,341,121
    (a)EchoStar Communications Corp., A ........................................   United States           574,200      17,869,104
    (a)Fox Entertainment Group Inc., A .........................................   United States            46,200       1,281,588
    (b)Hollinger International Inc. ............................................   United States           610,420       9,498,746
    (a)Liberty Media Corp., A ..................................................   United States         4,003,290      34,908,689
       Meredith Corp. ..........................................................   United States            99,659       5,120,479
    (a)NTL Inc. ................................................................   United Kingdom          393,766      24,441,056
       Omnicom Group Inc. ......................................................   United States           118,300       8,642,998
    (a)TVMAX Holdings Inc. .....................................................   United States             7,459          28,717
       Viacom Inc., B ..........................................................   United States           156,700       5,258,852
       Washington Post Co., B ..................................................   United States            41,469      38,151,480
                                                                                                                     -------------
                                                                                                                       178,502,597
                                                                                                                     -------------
       METALS & MINING 7.2%

       Anglo American PLC ......................................................   United Kingdom        1,126,557      27,048,310
       Anglo American PLC, ADR .................................................   United Kingdom              200           4,850
       Barrick Gold Corp. ......................................................       Canada              118,600       2,495,344
       Compania de Minas Buenaventura SA, ADR ..................................        Peru               133,200       3,163,500
       Freeport McMoran Copper & Gold Inc., B ..................................   United States           910,800      36,887,400
    (a)Glamis Gold Ltd. ........................................................       Canada              305,100       5,660,079
       Gold Fields Ltd. ........................................................    South Africa            99,300       1,345,195
(a),(b)International Steel Group ...............................................   United States           639,453      19,394,609
       Newmont Mining Corp. ....................................................   United States         1,335,800      60,818,974
       Noranda Inc. ............................................................       Canada              373,900       6,521,425
       Placer Dome Inc. ........................................................       Canada               49,700         992,936
    (a)Randgold & Exploration Co. Ltd., ADR ....................................    South Africa            53,100         112,572
    (a)Wheaton River Minerals Ltd. .............................................       Canada            1,158,700       3,646,917
    (a)Wheaton River Minerals Ltd., wts., 5/30/07                                      Canada              221,465         428,410
                                                                                                                     -------------
                                                                                                                       168,520,521
                                                                                                                     -------------
       MULTI-UTILITIES & UNREGULATED POWER .8%
    (a)NRG Energy Inc. .........................................................   United States           717,049      19,317,300
    (c)NRG Energy Inc., Contingent Distribution ................................   United States        40,940,424              --
                                                                                                                     -------------
                                                                                                                        19,317,300
                                                                                                                     -------------
       MULTILINE RETAIL .5%
       Marks & Spencer Group PLC ...............................................   United Kingdom        1,991,600      12,378,480
                                                                                                                     -------------
       OIL & GAS 2.6%
    (a)Anchor Resources LLC ....................................................   United States             6,820              --
       BP PLC ..................................................................   United Kingdom          803,000       7,675,543
       BP PLC, ADR .............................................................   United Kingdom            5,100         293,403
       Opti Canada .............................................................       Canada            1,859,675      28,012,704


                                        Quarterly Statements of Investments | 71

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL SHARES SECURITIES FUND                                                  COUNTRY         CONTRACTS           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       OIL & GAS (CONT.)
       Suncor Energy Inc. ......................................................       Canada              330,000   $  10,569,628
       Total SA, B .............................................................       France               76,970      15,699,372
                                                                                                                     -------------
                                                                                                                        62,250,650
                                                                                                                     -------------
       PERSONAL PRODUCTS .1%
       Beiersdorf AG ...........................................................      Germany               33,441       3,173,370
                                                                                                                     -------------
       PHARMACEUTICALS 3.7%
       Fujisawa Pharmaceutical Co. Ltd. ........................................       Japan               455,500      10,282,214
       Merck & Co. Inc. ........................................................   United States           171,900       5,672,700
       Sanofi-Aventis ..........................................................       France              173,657      12,613,107
       Takeda Pharmaceutical Co. Ltd. ..........................................       Japan               257,915      11,714,357
       Valeant Pharmaceuticals International ...................................   United States         1,067,000      25,736,040
       Wyeth ...................................................................   United States           570,300      21,329,220
       Yamanouchi Pharmaceutical Co. Ltd. ......................................       Japan                14,000         452,741
                                                                                                                     -------------
                                                                                                                        87,800,379
                                                                                                                     -------------
       REAL ESTATE 1.0%
    (a)Alexander's Inc. ........................................................   United States             7,800       1,552,980
       American Financial Realty Trust .........................................   United States            37,800         533,358
    (a)Canary Wharf Group PLC ..................................................   United Kingdom        1,535,898       8,238,064
       Chelsea Property Group Inc. .............................................   United States            35,100       2,355,210
       Rouse Co. ...............................................................   United States            28,100       1,879,328
(a),(b)Security Capital European Realty                                              Luxembourg              5,832          42,807
       St. Joe Co. .............................................................   United States           112,200       5,359,794
       Ventas Inc. .............................................................   United States            97,800       2,534,976
                                                                                                                     -------------
                                                                                                                        22,496,517
                                                                                                                     -------------
       ROAD & RAIL 1.8%
       CSX Corp. ...............................................................   United States           203,600       6,759,520
    (b)Florida East Coast Industries Inc. ......................................   United States         1,001,113      35,712,203
                                                                                                                     -------------
                                                                                                                        42,471,723
                                                                                                                     -------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT .5%
 (a)(j)Artisan Components Inc.                                                     United States            36,500       1,062,515

       Samsung Electronics Co. Ltd. ............................................    South Korea             28,700      11,415,198
                                                                                                                     -------------
                                                                                                                        12,477,713
                                                                                                                     -------------
       SPECIALTY RETAIL .1%
    (a)Hollywood Entertainment Corp. ...........................................   United States           117,800       1,162,686
                                                                                                                     -------------
       THRIFTS & MORTGAGE FINANCE 1.4%
       Fieldstone Investment Corp. .............................................   United States           449,300       7,638,100
       Hudson City Bancorp Inc. ................................................   United States           227,700       8,137,998
       Sovereign Bancorp Inc. ..................................................   United States           816,600      17,818,212
                                                                                                                     -------------
                                                                                                                        33,594,310
                                                                                                                     -------------


72 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL SHARES SECURITIES FUND                                                  COUNTRY         CONTRACTS           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       TOBACCO 10.0%
       Altadis SA ..............................................................        Spain            1,573,026   $  53,604,766
       Altria Group Inc. .......................................................    United States          573,137      26,960,365
       British American Tobacco PLC ............................................   United Kingdom        5,141,275      74,623,297
       British American Tobacco PLC, ADR .......................................   United Kingdom            4,300         125,517
       Imperial Tobacco Group PLC ..............................................   United Kingdom        1,013,947      22,121,411
       KT & G Corp., GDR, 144A .................................................     South Korea           871,300      11,466,308
       Reynolds American Inc. ..................................................    United States          684,800      46,593,792
                                                                                                                     -------------
                                                                                                                       235,495,456
                                                                                                                     -------------
       WIRELESS TELECOMMUNICATION SERVICES .5%
    (a)AT&T Wireless Services Inc. .............................................    United States          836,400      12,361,992
    (a)Vast Solutions Inc., B1 .................................................    United States            4,380              --
    (a)Vast Solutions Inc., B2 .................................................    United States            4,380              --
    (a)Vast Solutions Inc., B3 .................................................    United States            4,380              --
                                                                                                                     -------------
                                                                                                                        12,361,992
                                                                                                                     -------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $1,358,917,403)....................................................                                     1,639,921,391
                                                                                                                     -------------
       PREFERRED STOCKS .3%
       ELECTRIC UTILITIES
    (a)Montana Power Co., 8.45%, pfd. ..........................................    United States           17,650         112,077
                                                                                                                     -------------
       FOOD PRODUCTS
       Unilever NV, pfd. .......................................................     Netherlands           261,750       1,409,586
                                                                                                                     -------------
       MEDIA .3%
       News Corp. Ltd., ADR, pfd. ..............................................      Australia            193,700       6,068,621
       PTV Inc., 10.00%, A, pfd. ...............................................   United Kingdom           17,741          87,818
                                                                                                                     -------------
                                                                                                                         6,156,439
                                                                                                                     -------------
       TOTAL PREFERRED STOCKS (COST $7,637,914).................................                                         7,678,102
                                                                                                                     -------------

                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(g)
                                                                                                  -------------------

       CORPORATE BONDS & NOTES 3.0%
       Calpine Corp., senior note,
         7.625%, 4/15/06 .......................................................    United States   $    2,743,000       2,550,990
         10.50%, 5/15/06 .......................................................    United States          221,000         214,370
       Calpine Generating Co., 144A, 11.17%, 4/01/11 ...........................    United States       10,999,000       9,954,095
       DecisionOne Corp., Term Loan ............................................    United States          793,416         198,354
       Eurotunnel PLC,
         FRN, 6.347%, 12/31/18, Tier 2 .........................................   United Kingdom          385,556 GBP     527,480
         FRN, 6.347%, 12/31/25, Tier 3 .........................................   United Kingdom        8,091,440 GBP   7,257,752
         Participating Loan Note, 4/30/40 ......................................   United Kingdom           58,000 GBP      13,663


                                        Quarterly Statements of Investments | 73

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
       MUTUAL SHARES SECURITIES FUND                                                  COUNTRY         AMOUNT(g)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       CORPORATE BONDS & NOTES (CONT.)
       Eurotunnel SA, FRN,
         3.453%, 12/31/18, Tier 2 (PIBOR) ......................................       France               45,056 EUR $    42,307
         3.453%, 12/31/25, Tier 3 (PIBOR) ......................................       France            2,036,795 EUR   1,253,919
         3.449%, 12/31/18, Tier 2 (LIBOR) ......................................       France               60,952 EUR      57,234
         3.449%, 12/31/25, Tier 3 (LIBOR) ......................................       France            8,789,554 EUR   5,411,142
       Guadalupe Power Partners LP,
         Debt Service Reserve, 6.00%, 9/21/06 ..................................    United States           45,600          39,444
         Power Sale Agreement, 6.00%, 9/21/06 ..................................    United States           75,100          64,961
         Term Loan, 3.75%, 9/21/06 .............................................    United States          555,239         480,282
       HealthSouth Corp., 7.625%, 6/01/12 ......................................    United States       11,551,000      11,233,347
       MCI Inc.,
         5.908%, 5/01/07 .......................................................    United States        2,336,000       2,321,400
         6.688%, 5/01/09 .......................................................    United States        3,780,000       3,652,425
         7.735%, 5/01/14 .......................................................    United States        2,002,000       1,901,900
       Motor Coach Industries International Inc., FRN, 15.00%, 10/01/08             United States       10,940,935      10,940,935
       Odessa-Ector Power Partners LP,
         Debt Service Reserve, 3.625%, 2/10/07 .................................    United States           29,900          27,209
         Power Sale Agreement, 3.625%, 2/10/07 .................................    United States           64,400          58,604
         Term Loan, 3.50%, 2/10/07 .............................................    United States          529,538         481,880
       Reliant Energy Channelview LP Inc.,
         Revolver, 2.938%, 8/15/07 .............................................    United States          130,800         111,180
         Term Loan A, 2.938%, 11/26/17 .........................................    United States        1,392,832       1,183,908
       Trump Atlantic,
         11.25%, 5/01/06 .......................................................    United States        8,184,000       7,099,620
         Series B, 11.25%, 5/01/06 .............................................    United States        2,456,000       2,130,580
         Series B, 144A, 11.25%, 5/01/06 .......................................    United States          146,000         126,655
       TVMax Holdings Inc., PIK,
         11.50%, 2/01/05 .......................................................    United States           10,696          10,696
         14.00%, 2/01/05 .......................................................    United States           38,819          38,819
                                                                                                                     -------------
       TOTAL CORPORATE BONDS & NOTES (COST $71,874,295).........................                                        69,385,151
                                                                                                                     -------------

       BONDS & NOTES IN REORGANIZATION 2.7%
(a),(e)Adelphia Communications Corp.,
         9.25%, 10/01/02 .......................................................    United States        3,536,000        3,129,360
         8.125%, 7/15/03 .......................................................    United States        1,895,000        1,667,600
         7.50%, 1/15/04 ........................................................    United States          350,000          304,500
         10.50%, 7/15/04 .......................................................    United States        5,577,000        5,130,840
         9.875%, 3/01/05 .......................................................    United States          504,000          453,600
         10.25%, 11/01/06 ......................................................    United States        1,418,000        1,283,290
         9.875%, 3/01/07 .......................................................    United States           72,000           65,160
         8.375%, 2/01/08 .......................................................    United States        1,238,000        1,101,820
         7.75%, 1/15/09 ........................................................    United States          991,000          877,035
         7.875%, 5/01/09 .......................................................    United States        3,372,000        2,933,640
         9.375%, 11/15/09 ......................................................    United States       10,419,000        9,637,575
         10.875%, 10/01/10 .....................................................    United States        1,778,000        1,644,650
         10.25%, 6/15/11 .......................................................    United States        1,561,000        1,479,047
         senior note, B, 9.50%,  2/15/04 .......................................    United States        1,000,000          880,000
(a),(e)Aiken Cnty S C Indl Rev Beloit, 6.00%, 12/01/11                              United States           45,000              225


74 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      MUTUAL SHARES SECURITIES FUND                                                   COUNTRY    PRINCIPAL AMOUNT(G)     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS & NOTES IN REORGANIZATION (CONT.)
(a),(e)Air Canada Inc.,
       6.75%, 2/02/04 ..........................................................      Canada              343,000 CAD $     61,977
       9.00%, 6/01/06 ..........................................................      Canada              614,000 CAD      113,479
       10.00%, 6/01/06 .........................................................      Canada            1,583,000 EUR      477,280
       7.25%, 10/01/07 .........................................................      Canada              168,000 CAD       31,179
       10.25%, 3/15/11 .........................................................      Canada              11,639, 000    3,063,129
       Bank Claim ..............................................................      Canada            2,887,200 CAD      513,857
       Bank Claim ..............................................................      Canada           69,759,000 JPY      155,805
       Term Loan ...............................................................      Canada            2,073,000          565,440
       zero cpn., 7/31/05 ......................................................      Canada              818,200          216,536
(a),(e)Armstrong Holdings Inc.,
       6.35%, 08/15/03 .........................................................   United States          813,000          524,385
       6.50%, 8/15/05 ..........................................................   United States          754,000          490,100
       9.75%, 4/15/08 ..........................................................   United States          833,000          541,450
       7.45%, 5/15/29 ..........................................................   United States          198,000          126,225
(a),(e)Century Communications Corp.,
       9.50%, 3/01/05 ..........................................................   United States          295,000          317,125
       8.875%, 1/15/07 .........................................................   United States          406,000          432,897
       8.75%, 10/01/07 .........................................................   United States          702,000          733,590
       8.375%, 12/15/07 ........................................................   United States           90,000           95,512
       Series B, zero cpn., 1/15/08 ............................................   United States        1,250,000          775,000
       zero cpn., 3/15/03 ......................................................   United States        1,010,000          949,400
(a),(e)Harnischfeger Industries Inc.,
       8.90%, 3/01/22 ..........................................................   United States          410,000            3,034
       8.70%, 6/15/22 ..........................................................   United States          360,000            2,700
       7.25%, 12/15/25 .........................................................   United States          519,000            3,841
       6.875%, 2/15/27 .........................................................   United States          463,000            3,380
       Stipulated Bank Claim ...................................................   United States          603,475            4,345
(a),(e)Mirant Americas Generation Inc.,
       7.625%, 5/01/06 .........................................................   United States          386,000          343,540
       8.30%, 5/01/11 ..........................................................   United States        1,514,000        1,339,890
       9.125%, 5/01/31 .........................................................   United States        1,254,000        1,103,520
(a),(e)Mirant Corp.,
       Tranche C Revolver ......................................................   United States        1,904,055        1,151,953
       4 Year Revolver, 7/17/05 ................................................   United States        1,210,495          817,084
       364 Day Revolver ........................................................   United States        3,446,500        2,085,132
(a),(e)Northwestern Corp.,
       8.75%, 3/15/12 ..........................................................   United States        2,193,000        1,946,287
       6.95%, 11/15/28 .........................................................   United States        1,155,000        1,013,513
(a),(e)Owens Corning, Revolver .................................................   United States       10,859,458        8,606,121
(a),(e)Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17 .................   United States           20,000              100
(a),(e)Safety Kleen Corp., 9.25%, 5/15/09 ......................................   United States           63,000            3,308
(a),(e)Safety Kleen Services, 9.25%, 6/01/08 ...................................   United States            5,000               25


                                        Quarterly Statements of Investments | 75

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
      MUTUAL SHARES SECURITIES FUND                                                   COUNTRY    PRINCIPAL AMOUNT(g)     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       BONDS & NOTES IN REORGANIZATION (CONT.)

(a),(e)Teco Panda,
        Bank Claim ..............................................................  United States   $      734,520    $      462,748
        Bank Claim #2 ...........................................................  United States        5,193,050         3,557,239
        Debt Service Reserve L/C Loan ...........................................  United States          152,300           104,326
        Project L/C Loan Facility ...............................................  United States          716,000           490,460
                                                                                                                     --------------
       TOTAL BONDS & NOTES IN REORGANIZATION (COST $60,560,836).................                                         63,815,254
                                                                                                                     --------------

                                                                                                  -------------------
                                                                                                    SHARES/UNITS/
                                                                                                  PRINCIPAL AMOUNT(g)
                                                                                                  -------------------
       COMPANIES IN LIQUIDATION
    (a)Brunos Inc., Liquidating Unit ...........................................   United States            5,044            11,097
    (a)Guangdong International Trust & Investment Corp., 144A, 8.75%,
        10/24/16 ...............................................................       China              630,000            42,525
    (a)Peregrine Investments Holdings Ltd., 6.70%, 1/15/98 .....................     Hong Kong          5,000,000 JPY         1,249
    (a)PIV Investment Finance (Cayman) Ltd. ....................................     Hong Kong         12,200,000           671,000
    (a)United Companies Financial Corp.,
        Bank Claim .............................................................   United States            9,660                --
        Revolver ...............................................................   United States        2,450,427                --
                                                                                                                     --------------
       TOTAL COMPANIES IN LIQUIDATION (COST $36,337)............................                                            725,871
                                                                                                                     --------------
       GOVERNMENT AGENCIES 12.8%
    (f)Federal Home Loan Bank, 1.08% - 2.281%, 10/01/04 - 1/26/07 ..............   United States      292,004,000       289,630,381
       Federal Home Loan Mortgage Corp., 2.375% - 2.500%, 5/19/06 ..............   United States        8,000,000         7,975,769
       U.S. Treasury Bill, 1.895%, 2/24/05 .....................................   United States        5,000,000         4,961,715

       TOTAL GOVERNMENT AGENCIES (COST $303,102,326)............................                                        302,567,865

       OTHER INVESTMENT (COST $12,767,473) .7%

    (h)Inpower 2 Limited, Jersey ...............................................   Jersey Islands       5,176,200        16,085,951
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
       (COST $1,814,896,584)......................................... ..........                                      2,100,179,585

       REPURCHASE AGREEMENTS (COST $235,400,000) 10.0%
    (i)Merrill Lynch & Co. Inc., 1.65%, 10/01/04
        (Maturity Value $13,700,628) ................................ ..........   United States       13,700,000        13,700,000
          Collateralized by U.S. Government Agency Securities,
            4.00% - 5.00%, 7/23/10 - 7/26/16
    (i)Merrill Lynch & Co. Inc., 1.80%, 10/01/04
        (Maturity Value $221,711,085) ............................... ..........   United States      221,700,000       221,700,000
          Collateralized by U.S. Government Agency Securities,
            0.00% - 7.25%, 1/14/05 - 6/22/23
                                                                                                                     --------------
       TOTAL REPURCHASE AGREEMENTS .............................................                                        235,400,000
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $2,050,296,584) 99.1%............................                                      2,335,579,585
       OPTIONS WRITTEN .........................................................                                               (400)
       SECURITIES SOLD SHORT (.7)%..............................................                                        (16,636,665)
       NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (.2)%..................                                         (4,814,675)
       OTHER ASSETS, LESS LIABILITIES 1.8%......................................                                         42,565,796
                                                                                                                     --------------
       NET ASSETS 100.0%........................................................                                     $2,356,693,641
                                                                                                                     ==============


76 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      MUTUAL SHARES SECURITIES FUND                                                    COUNTRY          CONTRACTS         VALUE
----------------------------------------------------------------------------------------------------------------------------------
       OPTIONS WRITTEN (PREMIUMS RECEIVED $794)
       ISSUER
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       Artisan Components Inc., Oct. 30 Calls, 10/16/04 ........................   United States                16   $         400
                                                                                                                     -------------

       SECURITIES SOLD SHORT                                                                        --------------
       ISSUER                                                                                           SHARES
       COMMUNICATIONS EQUIPMENT                                                                     --------------
       Tellabs Inc. ............................................................   United States           113,305       1,041,273
                                                                                                                     -------------
       DIVERSIFIED FINANCIAL SERVICES
       Nasdaq 100 ..............................................................   United States            30,100       1,058,015
                                                                                                                     -------------
       FOOD PRODUCTS .5%
       Kraft Foods Inc., A .....................................................   United States           375,454      11,909,401
                                                                                                                     -------------
       HOTELS RESTAURANTS & LEISURE .1%
       Harrah's Entertainment Inc. .............................................   United States            21,268       1,126,779
                                                                                                                     -------------
       REAL ESTATE .1%
       Simon Property Group Inc. ...............................................   United States            17,520         939,597
       Simon Property Group Inc., pfd. .........................................   United States            10,800         561,600
                                                                                                                     -------------
                                                                                                                         1,501,197
                                                                                                                     -------------
       TOTAL SECURITIES SOLD SHORT (PROCEEDS $17,158,301).......................                                     $  16,636,665
                                                                                                                     -------------

CURRENCY ABBREVIATIONS: | CAD - Canadian Dollar | EUR - Euro |
GBP - British Pound | JPY - Japanese Yen

(a)  Non-income producing.

(b)  See Note 2 regarding restricted securities.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d) A member of the Fund's Portfolio Management team serves as a member on the board of directors. As a result of this involvement, the Portfolio Manager could receive material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

(e)  Defaulted security.

(f)  Segregated with broker for security sold short.

(g)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(h) Units consist of Noteco Ltd., Floating Rate Note (FRN), 9.02%, 1/20/20, Series A2 (Principal Amount 176,200 GBP), Noteco Ltd. FRN, 9.02%, 1/20/20, Series A3 (Principal Amount 975,450 GBP), and 975,450 shares of Drax Group Ltd., common.

(i) At September 30, 2004, all repurchase agreements had been entered into on that date.

(j)  Security held in connection with open option contracts.

                                        Quarterly Statements of Investments |
                                    See Notes to statements of Investments. | 77

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                            INDUSTRY              SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 99.1%
       ARGENTINA .3%
       Tenaris SA, ADR ...........................................    Energy Equipment & Services           45,434   $   2,071,336
                                                                                                                     -------------
       AUSTRIA 2.5%
       Bank Austria Creditanstalt ................................         Commercial Banks                125,852       8,937,440
       OMV AG ....................................................             Oil & Gas                    31,613       7,293,342
                                                                                                                     -------------
                                                                                                                        16,230,782
                                                                                                                     -------------
       BELGIUM 1.9%
       Inbev .....................................................             Beverages                   369,200      12,324,268
                                                                                                                     -------------
       BRAZIL 5.6%
       Banco Bradesco SA, ADR, pfd. ..............................         Commercial Banks                159,090       8,384,043
       Centrais Eletricas Brasileiras SA .........................        Electric Utilities           174,194,764       2,785,897
       Cia De Bebidas Das Americas (Ambev), ADR, pfd. ............             Beverages                   518,800      11,621,120
       Cia Vale do Rio Doce, ADR, pfd., A ........................          Metals & Mining                204,300       3,932,775
       Petroleo Brasileiro SA, ADR, pfd. .........................             Oil & Gas                   121,074       3,864,682
       Souza Cruz SA .............................................              Tobacco                    430,922       4,671,903
       Unibanco Uniao de Bancos Brasileiros SA, GDR ..............         Commercial Banks                 62,400       1,511,952
                                                                                                                     -------------
                                                                                                                        36,772,372
                                                                                                                     -------------
       CHINA 11.7%
       Aluminum Corp. of China Ltd., H ...........................          Metals & Mining              6,540,000       4,235,751
       Anhui Conch Cement Co. Ltd. ...............................      Construction Materials           2,648,000       3,786,641
       Beijing Enterprises Holdings Ltd. .........................     Industrial Conglomerates          1,527,128       1,850,839
       China Mobile (Hong Kong) Ltd., fgn. .......................    Wireless Telecommunication
                                                                              Services                   5,602,000      17,027,574
       China Petroleum & Chemical Corp., H .......................             Oil & Gas                 8,078,000       3,289,341
       China Resources Enterprise Ltd. ...........................           Distributors                4,574,000       5,954,202
       China Travel International Investment Hong Kong Ltd. ......   Hotels Restaurants & Leisure       16,524,000       4,450,367
       China Unicom Ltd. .........................................    Wireless Telecommunication
                                                                              Services                   1,628,000       1,273,637
       CITIC Pacific Ltd. ........................................     Industrial Conglomerates          2,469,959       6,351,341
       Denway Motors Ltd. ........................................            Automobiles               10,408,238       3,470,657
       Huadian Power International Corp. Ltd., H .................        Electric Utilities            10,770,000       3,522,226
       Lenovo Group Ltd., H ......................................      Computers & Peripherals         20,306,000       6,836,204
       PetroChina Co. Ltd., H ....................................             Oil & Gas                12,068,000       6,461,794
       Shanghai Industrial Holdings Ltd. .........................     Industrial Conglomerates          2,269,000       4,132,227
    (a)TCL Communication Technology Holdings .....................     Communications Equipment          1,433,600         202,247
       TCL International Holdings Inc. ...........................        Household Durables             3,584,000       1,068,691
       Tingyi (Cayman Islands) Holding Corp. .....................           Food Products               2,761,413         584,355
       Travelsky Technology Ltd., H ..............................            IT Services                3,227,000       2,648,746
                                                                                                                     -------------
                                                                                                                        77,146,840
                                                                                                                     -------------
       CROATIA .7%
       Pliva D D, GDR, Reg S .....................................          Pharmaceuticals                305,000       4,571,950
                                                                                                                     -------------

78 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                            INDUSTRY              SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       CZECH REPUBLIC .7%
       Cesky Telecom AS ..........................................   Diversified Telecommunication
                                                                                Services                   323,510   $   4,317,299
                                                                                                                     -------------
       GREECE 1.6%
       Hellenic Telecommunications Organization SA (OTE) .........   Diversified Telecommunication
                                                                                Services                   386,860       5,205,926
       Titan Cement Co. ..........................................       Construction Materials            207,560       5,395,192
                                                                                                                     -------------
                                                                                                                        10,601,118
                                                                                                                     -------------
       HONG KONG 3.2%
       Cheung Kong Holdings Ltd. .................................            Real Estate                1,184,000      10,135,946
       Cheung Kong Infrastructure Holdings Ltd. ..................       Construction Materials            572,000       1,478,197
       Dairy Farm International Holdings Ltd. ....................      Food & Staples Retailing         1,133,833       2,845,921
       Guoco Group Ltd. ..........................................       Diversified Financial
                                                                                Services                   328,000       2,786,898
       Henderson Investment Ltd. .................................            Real Estate                1,065,000       1,379,534
       MTR Corp. Ltd. ............................................            Road & Rail                1,613,901       2,432,070
                                                                                                                     -------------
                                                                                                                        21,058,566
                                                                                                                     -------------
       HUNGARY 2.9%
       Egis RT ...................................................          Pharmaceuticals                 44,835       2,228,796
       Gedeon Richter Ltd. .......................................          Pharmaceuticals                 32,696       3,935,500
       Matav RT ..................................................   Diversified Telecommunication
                                                                                Services                 1,037,300       4,334,625
       MOL Magyar Olaj-Es Gazipari RT ............................             Oil & Gas                   172,240       8,444,884
                                                                                                                     -------------
                                                                                                                        18,943,805
                                                                                                                     -------------
       INDIA 3.4%
       Gail (India) Ltd. .........................................           Gas Utilities                 855,630       3,554,027
       Hindustan Lever Ltd. ......................................         Household Products            2,477,600       6,766,407
       Hindustan Petroleum Corp. Ltd. ............................             Oil & Gas                   995,404       6,853,086
       Shipping Corp. of India Ltd. ..............................               Marine                    378,000       1,181,276
       Tata Motors Ltd. ..........................................            Automobiles                   75,400         662,079
       Tata Tea Ltd. .............................................           Food Products                 359,803       3,309,780
                                                                                                                     -------------
                                                                                                                        22,326,655
                                                                                                                     -------------
       INDONESIA .1%
       PT Perusahaan Gas Negara ..................................           Gas Utilities               3,552,000         446,548
       PT Perusahaan Gas Negara, 144A ............................           Gas Utilities                 169,500          21,309
                                                                                                                     -------------
                                                                                                                           467,857
                                                                                                                     -------------
       ISRAEL .4%
       a Check Point Software Technologies Ltd. ..................             Software                    171,400       2,908,658
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 79

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                            INDUSTRY              SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       MALAYSIA 2.1%
       Kuala Lumpur Kepong Bhd. ..................................           Food Products                 406,600   $     716,900
       Resorts World Bhd. ........................................   Hotels Restaurants & Leisure        2,046,000       5,384,211
       SIME Darby Bhd. ...........................................     Industrial Conglomerates          2,031,500       3,073,980
       Tanjong PLC ...............................................   Hotels Restaurants & Leisure          217,000         696,684
       YTL Corp. Bhd. ............................................        Electric Utilities             1,896,000       2,195,369
       YTL Power International Bhd. ..............................          Water Utilities              4,151,400       1,933,678
                                                                                                                     -------------
                                                                                                                        14,000,822
                                                                                                                     -------------
       MEXICO 4.3%
       Fomento Economico Mexicano SA de CV
        Femsa, ADR ...............................................               Beverages                 140,100       6,189,618
       Kimberly Clark de Mexico SA de CV, A ......................        Household Products             4,538,033      13,327,457
       Telefonos de Mexico SA de CV (Telmex), L, ADR .............   Diversified Telecommunication
                                                                               Services                    268,202       8,654,879
                                                                                                                     -------------
                                                                                                                        28,171,954
                                                                                                                     -------------
       PHILIPPINES .8%
       San Miguel Corp., B .......................................             Beverages                 3,892,630       4,883,103
                                                                                                                     -------------
       POLAND 2.5%
       Polski Koncern Naftowy Orlen SA ...........................             Oil & Gas                   825,929       8,062,316
       Telekomunikacja Polska SA .................................   Diversified Telecommunication
                                                                               Services                  1,870,600       8,091,843
                                                                                                                     -------------
                                                                                                                        16,154,159
                                                                                                                     -------------
       RUSSIA 1.0%
    (b)Lukoil Holdings, ADR ......................................             Oil & Gas                    52,307       6,486,068
                                                                                                                     -------------

       SINGAPORE 6.0%
       Comfortdelgro Corp. Ltd. ..................................            Road & Rail                4,474,000       3,479,645
       Fraser & Neave Ltd. .......................................             Beverages                 1,233,681      10,180,881
       Keppel Corp. Ltd. .........................................     Industrial Conglomerates          2,182,600      10,236,910
       Singapore Press Holdings Ltd. .............................               Media                   1,179,000       3,317,873
       Singapore Technologies Engineering Ltd. ...................        Aerospace & Defense            2,993,000       3,731,588
       Singapore Telecommunications Ltd. .........................   Diversified Telecommunication
                                                                               Services                  6,052,428       8,408,396
                                                                                                                     -------------
                                                                                                                        39,355,293
                                                                                                                     -------------
       SOUTH AFRICA 9.6%
       Anglo American PLC ........................................          Metals & Mining                725,485      17,297,253
       Liberty Group Ltd. ........................................             Insurance                    72,228         648,577
       Nedcor Ltd. ...............................................         Commercial Banks                365,797       3,369,652
       Nedcor Ltd., 144A .........................................         Commercial Banks                 63,958         589,169
       Old Mutual PLC ............................................             Insurance                 1,718,360       3,557,472
       Remgro Ltd. ...............................................       Diversified Financial
                                                                               Services                  1,043,070      13,258,201


80 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                            INDUSTRY              SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       SOUTH AFRICA (CONT.)
       SABMiller PLC .............................................             Beverages                 1,016,424   $  13,416,778
       Sappi Ltd. ................................................      Paper & Forest Products            316,300       4,480,725
       Sasol Ltd. ................................................             Oil & Gas                   357,400       6,667,601
                                                                                                                     -------------
                                                                                                                        63,285,428
                                                                                                                     -------------
       SOUTH KOREA 17.4%
       CJ Corp. ..................................................           Food Products                 105,070       5,657,264
       Daewoo Shipbuilding & Marine Engineering Co. Ltd. .........             Machinery                   791,700      11,516,261
       Hite Brewery Co. Ltd. .....................................             Beverages                    87,140       6,402,122
       Hyundai Development Co. ...................................    Construction & Engineering           463,300       5,049,427
       Kangwon Land Inc. .........................................   Hotels Restaurants & Leisure          788,365       8,489,558
       Korea Gas Corp. ...........................................           Gas Utilities                  89,600       2,614,468
       KT Corp. ..................................................   Diversified Telecommunication
                                                                               Services                    160,710       5,198,825
       LG Chem Ltd. ..............................................             Chemicals                   173,660       6,590,484
       LG Electronics Inc. .......................................        Household Durables               125,930       7,239,745
       LG Household & Health Care Ltd. ...........................        Household Products                94,760       2,534,614
       LG International Corp. ....................................         Trading Companies
                                                                            & Distributors                 325,440       2,506,863
       LG Petrochemical Co. Ltd. .................................             Chemicals                   146,810       3,263,861
       POSCO .....................................................          Metals & Mining                 27,830       4,144,894
       Samsung Electronics Co. Ltd. ..............................         Semiconductors &
                                                                        Semiconductor Equipment             65,070      25,881,077
       Samsung Fine Chemicals Co. Ltd. ...........................             Chemicals                   221,490       2,981,411
       Samsung Heavy Industries Co. Ltd. .........................             Machinery                 1,757,220       8,545,751
       SK Corp. ..................................................             Oil & Gas                    33,410       1,540,661
       SK Telecom Co. Ltd. .......................................    Wireless Telecommunication
                                                                               Services                     28,330       4,317,773
                                                                                                                     -------------
                                                                                                                       114,475,059
                                                                                                                     -------------

       SPAIN 1.4%
       Telefonica SA .............................................   Diversified Telecommunication
                                                                               Services                    597,300       8,951,514
                                                                                                                     -------------

       SWEDEN .2%
    (a)Oriflame Cosmetics, IDR ...................................         Personal Products                44,700       1,010,492
                                                                                                                     -------------

       TAIWAN 14.2%
       Acer Inc. .................................................      Computers & Peripherals          3,583,255       4,852,215
       Cheng Shin Rubber Industry Co. Ltd. .......................          Auto Components              1,322,872       1,620,002
       Chinatrust Financial Holding Co. Ltd. .....................         Commercial Banks              3,060,129       3,297,048
       Chunghwa Telecom Co. Ltd. .................................   Diversified Telecommunication
                                                                               Services                  3,162,000       5,259,140
       D-Link Corp. ..............................................     Communications Equipment          4,066,787       4,465,445
       Delta Electronics Inc. ....................................      Electronic Equipment &
                                                                              Instruments                5,191,467       7,259,190
       Elan Microelectronics Corp. ...............................         Semiconductors &
                                                                     Semiconductor Equipment             2,725,776       1,909,728


                                        Quarterly Statements of Investments | 81

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                            INDUSTRY              SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       TAIWAN (CONT.)
       Kinpo Electronics Inc. ....................................        Office Electronics             3,283,200   $   1,382,095
       Lite-on Technology Corp. ..................................      Computers & Peripherals          6,440,700       6,010,309
       Media Tek Inc. ............................................         Semiconductors &
                                                                        Semiconductor Equipment            683,000       4,584,162
       Mega Financial Holdings Co. Ltd. ..........................         Commercial Banks              9,866,503       6,215,577
       Micro-Star International Co. Ltd. .........................      Computers & Peripherals          4,371,400       3,255,709
       Premier Image Technology Corp. ............................   Leisure Equipment & Products        1,447,000       1,116,026
       President Chain Store Corp. ...............................     Food & Staples Retailing          1,262,144       1,854,018
       Princeton Technology Corp. ................................         Semiconductors &
                                                                        Semiconductor Equipment            799,200         661,099
       Siliconware Precision Industries Co. Ltd. .................         Semiconductors &
                                                                        Semiconductor Equipment          4,710,000       3,230,586
       Sunplus Technology Co. Ltd. ...............................         Semiconductors &
                                                                        Semiconductor Equipment          4,593,100       6,530,666
       Synnex Technology International Corp. .....................      Electronic Equipment &
                                                                              Instruments                  366,600         523,406
       Taiwan Cellular Corp. .....................................    Wireless Telecommunication
                                                                               Services                 12,155,302      11,665,082
       Taiwan Semiconductor Manufacturing Co. ....................         Semiconductors &
                                                                        Semiconductor Equipment          4,077,000       5,196,765
       Tsann Kuen Enterprise Co. Ltd. ............................        Household Durables               777,490         933,812
       UNI-President Enterprises Corp. ...........................           Food Products              13,577,600       6,554,979
    (a)Yuanta Core Pacific Securities Co. ........................          Capital Markets              6,595,212       4,659,555
                                                                                                                     -------------
                                                                                                                        93,036,614
                                                                                                                     -------------

       THAILAND .9%
       Bangkok Bank Public Co. Ltd., fgn. ........................         Commercial Banks                 30,000          71,420
       BEC World Public Co. Ltd., fgn. ...........................               Media                   3,740,900       1,627,461
       Delta Electronics (Thailand) Public Co. Ltd. ..............      Electronic Equipment &
                                                                              Instruments                1,199,900         551,012
    (a)Kasikornbank Public Co. Ltd., fgn. ........................         Commercial Banks                658,700         740,291
       Land and House Public Co. Ltd., fgn. ......................        Household Durables             2,234,700         513,103
    (a)Thai Military Bank Public Co. Ltd. ........................         Commercial Banks              6,364,400         572,219
    (a)Thai Military Bank Public Co. Ltd., fgn. ..................         Commercial Banks             21,301,000       1,904,863
    (a)True Corp. PLC, rts. ......................................   Diversified Telecommunication
                                                                               Services                    344,616              --
                                                                                                                     -------------
                                                                                                                         5,980,369
                                                                                                                     -------------

       TURKEY 2.4%
    (a)Arcelik AS, Br. ...........................................        Household Durables         1,048,826,400       6,136,746
       Migros Turk TAS ...........................................     Food & Staples Retailing        933,539,500       5,182,881
       Tupras-Turkiye Petrol Rafineleri AS .......................             Oil & Gas               561,310,000       4,590,500
                                                                                                                     -------------
                                                                                                                        15,910,127
                                                                                                                     -------------
       UNITED KINGDOM 1.3%
       HSBC Holdings PLC .........................................         Commercial Banks                539,530       8,580,224
                                                                                                                     -------------
       TOTAL LONG TERM INVESTMENTS (COST $540,178,920)............                                                     650,022,732
                                                                                                                     -------------


82 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                                                 PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENTS (COST $5,041,982) .7%
    (c)U.S. Treasury Bills, 10/14/04 - 12/23/04 .................................                   $      5,056,000  $   5,041,970
                                                                                                                      -------------
       TOTAL INVESTMENTS (COST $545,220,902) 99.8% ..............................                                       655,064,702
       OTHER ASSETS, LESS LIABILITIES .2% .......................................                                         1,176,654
                                                                                                                      -------------
       NET ASSETS 100.0% ........................................................                                     $ 656,241,356
                                                                                                                      =============

(a)   Non-income producing.

(b) A member of the Fund's Portfolio Management team serves as a member on the board of directors. As a result of this involvement, the Portfolio Manager could receive material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

(c)   Security is traded on a discount basis with a zero coupon.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 83

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON FOREIGN SECURITIES FUND                                                COUNTRY           SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 83.9%
       AEROSPACE & DEFENSE 1.4%
       BAE Systems PLC .........................................................   United Kingdom        3,544,411   $  14,434,936
       Rolls-Royce Group PLC ...................................................   United Kingdom        1,729,900       7,938,556
                                                                                                                     -------------
                                                                                                                        22,373,492
                                                                                                                     -------------
       AIR FREIGHT & LOGISTICS .9%
       Deutsche Post AG ........................................................      Germany              753,313      14,624,981
                                                                                                                     -------------
       AIRLINES .5%
       Qantas Airways Ltd. .....................................................     Australia           3,060,000       7,680,723
                                                                                                                     -------------
       AUTO COMPONENTS 3.4%
       Autoliv Inc., SDR .......................................................       Sweden              393,611      15,740,545
       Denso Corp. .............................................................       Japan             1,044,800      24,723,659
       Michelin SA, B ..........................................................       France              266,820      13,579,099
                                                                                                                     -------------
                                                                                                                        54,043,303
                                                                                                                     -------------
       AUTOMOBILES .5%
       Volkswagen AG ...........................................................      Germany              181,815       6,994,015
                                                                                                                     -------------
       CAPITAL MARKETS 2.4%
       Amvescap PLC ............................................................   United Kingdom        2,393,220      12,955,722
       Nomura Holdings Inc. ....................................................       Japan             1,081,730      13,904,237
       UBS AG ..................................................................    Switzerland            161,000      11,366,076
                                                                                                                     -------------
                                                                                                                        38,226,035
                                                                                                                     -------------
       CHEMICALS 3.0%
       Akzo Nobel NV ...........................................................    Netherlands            329,003      11,633,052
       BASF AG .................................................................      Germany              324,369      19,081,716
       Bayer AG, Br. ...........................................................      Germany              333,400       9,122,318
       Lonza Group AG ..........................................................    Switzerland            173,400       7,861,561
                                                                                                                     -------------
                                                                                                                        47,698,647
                                                                                                                     -------------
       COMMERCIAL BANKS 6.4%
       Abbey National PLC ......................................................   United Kingdom        1,919,500      19,478,129
       DBS Group Holdings Ltd. .................................................     Singapore             662,000       6,288,479
       DBS Group Holdings Ltd., 144A ...........................................     Singapore             650,000       6,174,489
       Hana Bank ...............................................................    South Korea            684,000      16,275,814
    (a)Kookmin Bank, ADR .......................................................    South Korea            314,560      10,015,590
       Lloyds TSB Group PLC ....................................................   United Kingdom        1,387,500      10,848,879
       National Australia Bank Ltd. ............................................     Australia             706,300      13,864,133
       Nordea Bank AB, FDR .....................................................       Sweden            2,135,083      17,485,880
                                                                                                                     -------------
                                                                                                                       100,431,393
                                                                                                                     -------------


84 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON FOREIGN SECURITIES FUND                                                COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       COMMERCIAL SERVICES & SUPPLIES 1.3%
       Rentokil Initial PLC ....................................................   United Kingdom        3,720,100   $  10,145,237
       Securitas AB, B .........................................................       Sweden              809,980      10,797,062
                                                                                                                     -------------
                                                                                                                        20,942,299
                                                                                                                     -------------
       COMPUTERS & PERIPHERALS .4%
       NEC Corp. ...............................................................       Japan             1,058,000       6,333,488
                                                                                                                     -------------
       CONSTRUCTION MATERIALS .6%
       Cemex SA, ADR ...........................................................       Mexico              315,900       8,889,426
                                                                                                                     -------------
       DIVERSIFIED FINANCIAL SERVICES .7%
       ING Groep NV ............................................................    Netherlands            450,610      11,387,843
                                                                                                                     -------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 7.3%
       BCE Inc. ................................................................       Canada              815,260      17,612,744
       Chunghwa Telecom Co. Ltd., ADR ..........................................       Taiwan              728,900      12,835,929
       KT Corp., ADR ...........................................................    South Korea            420,880       7,605,302
       Nippon Telegraph & Telephone Corp. ......................................       Japan                 5,385      21,474,452
       Telecom Corp. of New Zealand Ltd. .......................................    New Zealand          2,550,626      10,178,242
       Telefonica SA, ADR ......................................................       Spain               247,113      11,117,614
       Telefonos de Mexico SA de CV (Telmex), L, ADR ...........................       Mexico              585,469      18,893,085
       Telenor ASA .............................................................       Norway            2,003,100      15,307,141
                                                                                                                     -------------
                                                                                                                       115,024,509
                                                                                                                     -------------
       ELECTRIC UTILITIES 2.8%
       E. On AG ................................................................      Germany              188,653      13,901,735
       Endesa SA ...............................................................       Spain               547,398      10,436,679
       Hong Kong Electric Holdings Ltd. ........................................     Hong Kong           1,800,000       7,987,483
       Iberdrola SA, Br. .......................................................       Spain               528,222      10,971,093
                                                                                                                     -------------
                                                                                                                        43,296,990
                                                                                                                     -------------
       ELECTRICAL EQUIPMENT 1.0%
       Kidde PLC ...............................................................   United Kingdom        2,724,071       6,096,161
    (a)Vestas Wind Systems AS ..................................................      Denmark              502,800       7,289,453
    (a)Vestas Wind Systems AS, 144A ............................................      Denmark              167,600       2,429,818
                                                                                                                     -------------
                                                                                                                        15,815,432
                                                                                                                     -------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
       Hitachi Ltd. ............................................................       Japan             2,561,867      15,498,964
                                                                                                                     -------------
       ENERGY EQUIPMENT & SERVICES .4%
       IHC Caland NV ...........................................................    Netherlands            115,874       6,006,627
                                                                                                                     -------------
       FOOD & STAPLES RETAILING .5%
       Boots Group PLC .........................................................   United Kingdom          598,500       6,962,581
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 85

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON FOREIGN SECURITIES FUND                                                COUNTRY          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       FOOD PRODUCTS 1.5%
       Nestle SA ...............................................................    Switzerland             51,790   $  11,896,185
       Unilever PLC ............................................................   United Kingdom        1,357,834      11,065,956
                                                                                                                     -------------
                                                                                                                        22,962,141
                                                                                                                     -------------
       HEALTH CARE EQUIPMENT & SUPPLIES .7%
       Olympus Corp. ...........................................................       Japan               562,000      10,848,435
                                                                                                                     -------------
       HEALTH CARE PROVIDERS & SERVICES .6%
       Mayne Group Ltd. ........................................................     Australia           3,390,208       9,742,828
                                                                                                                     -------------
       HOTELS RESTAURANTS & LEISURE .7%
       Compass Group PLC .......................................................   United Kingdom        2,902,300      11,596,368
                                                                                                                     -------------
       HOUSEHOLD DURABLES 3.1%
       Koninklijke Philips Electronics NV ......................................    Netherlands            810,339      18,584,231
       Persimmon PLC ...........................................................   United Kingdom          614,500       7,365,849
       Sony Corp. ..............................................................       Japan               644,654      22,018,432
                                                                                                                     -------------
                                                                                                                        47,968,512
                                                                                                                     -------------
       INDUSTRIAL CONGLOMERATES 2.1%
       Hutchison Whampoa Ltd. ..................................................     Hong Kong           1,962,000      15,349,356
       Smiths Group PLC ........................................................   United Kingdom        1,293,800      17,395,709
                                                                                                                     -------------
                                                                                                                        32,745,065
                                                                                                                     -------------
       INSURANCE 6.4%
       ACE Ltd. ................................................................      Bermuda              337,803      13,532,388
       AMP Ltd. ................................................................     Australia           3,157,400      14,311,305
       AXA SA ..................................................................       France              479,792       9,720,554
       AXA SA, 144A ............................................................       France               40,480         820,122
       Sampo OYJ, A ............................................................      Finland            1,292,550      14,291,113
       Sompo Japan Insurance Inc. ..............................................       Japan             1,694,000      14,372,494
       Swiss Reinsurance Co. ...................................................    Switzerland            366,715      21,161,732
       XL Capital Ltd., A ......................................................      Bermuda              162,428      12,018,048
                                                                                                                     -------------
                                                                                                                       100,227,756
                                                                                                                     -------------
       IT SERVICES .9%
       Satyam Computers Services Ltd. ..........................................       India             1,738,866      14,286,449
                                                                                                                     -------------
       MACHINERY .8%
       Volvo AB, B .............................................................       Sweden              369,264      13,041,563
                                                                                                                     -------------


86 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON FOREIGN SECURITIES FUND                                                COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       MEDIA 3.7%
       British Sky Broadcasting Group PLC ......................................   United Kingdom        2,003,000   $  17,394,588
       Pearson PLC .............................................................   United Kingdom        1,008,500      10,800,267
       Reed Elsevier NV ........................................................    Netherlands            877,400      11,316,010
       Wolters Kluwer NV .......................................................    Netherlands            380,280       6,408,549
       Yell Group PLC ..........................................................   United Kingdom        2,000,000      12,774,979
                                                                                                                     -------------
                                                                                                                        58,694,393
                                                                                                                     -------------

       METALS & MINING 2.3%
       Alcan Inc. ..............................................................       Canada               55,334       2,654,067
       Barrick Gold Corp. ......................................................       Canada              330,494       6,969,628
       BHP Billiton Ltd. .......................................................     Australia           1,338,050      13,979,394
       POSCO, ADR ..............................................................    South Korea            331,100      12,532,135
                                                                                                                     -------------
                                                                                                                        36,135,224
                                                                                                                     -------------
       MULTI-UTILITIES & UNREGULATED POWER 1.7%
       National Grid Transco PLC ...............................................   United Kingdom        1,742,960      14,788,914
       Suez SA .................................................................       France              554,600      11,905,225
                                                                                                                     -------------
                                                                                                                        26,694,139
                                                                                                                     -------------

       OIL & GAS 6.5%
       BP PLC ..................................................................   United Kingdom        2,849,920      27,241,199
       Eni SpA .................................................................       Italy               845,840      18,977,618
       Repsol YPF SA ...........................................................       Spain               902,215      19,838,519
       Shell Transport & Trading Co. PLC .......................................   United Kingdom        3,458,953      25,415,965
       Total SA, B .............................................................       France               54,077      11,029,946
                                                                                                                     -------------
                                                                                                                       102,503,247
                                                                                                                     -------------

       PAPER & FOREST PRODUCTS 2.4%
       Stora Enso OYJ, R .......................................................      Finland            1,305,230      17,712,657
       UPM-Kymmene Corp. .......................................................      Finland            1,013,779      19,372,818
                                                                                                                     -------------
                                                                                                                        37,085,475
                                                                                                                     -------------

       PHARMACEUTICALS 5.7%
       GlaxoSmithKline PLC .....................................................   United Kingdom        1,131,289      24,414,982
       Ono Pharmaceutical Co. Ltd. .............................................       Japan               299,000      13,281,646
       Sanofi-Aventis ..........................................................       France              412,723      29,977,020
       Shire Pharmaceuticals Group PLC .........................................   United Kingdom          928,000       8,790,490
       Takeda Pharmaceutical Co. Ltd. ..........................................       Japan               302,100      13,721,216
                                                                                                                     -------------
                                                                                                                        90,185,354
                                                                                                                     -------------

       REAL ESTATE 3.2%
       Cheung Kong Holdings Ltd. ...............................................     Hong Kong           4,022,137      34,432,571
       Swire Pacific Ltd., B ...................................................     Hong Kong          12,648,627      15,248,691
                                                                                                                     -------------
                                                                                                                        49,681,262
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 87

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON FOREIGN SECURITIES FUND                                                COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       ROAD & RAIL .4%
       East Japan Railway Co. ..................................................       Japan                 1,100   $   5,695,599
                                                                                                                     -------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.8%
       Samsung Electronics Co. Ltd. ............................................    South Korea             54,850      21,816,153
       Taiwan Semiconductor Manufacturing Co. ..................................       Taiwan            5,483,234       6,989,227
                                                                                                                     -------------
                                                                                                                        28,805,380
                                                                                                                     -------------

       SOFTWARE 2.4%
    (a)Check Point Software Technologies Ltd. ..................................       Israel              842,050      14,289,590
       Nintendo Co. Ltd. .......................................................       Japan               196,000      24,000,363
                                                                                                                     -------------
                                                                                                                        38,289,953
                                                                                                                     -------------
       THRIFTS & MORTGAGE FINANCE
       Housing Development Finance Corp. Ltd. ..................................       India                41,040         544,818
                                                                                                                     -------------
       WIRELESS TELECOMMUNICATION SERVICES 2.5%
       China Mobile (Hong Kong) Ltd., fgn. .....................................       China             2,932,000       8,911,969
       SK Telecom Co. Ltd., ADR ................................................    South Korea            546,520      10,629,814
       Vodafone Group PLC, ADR .................................................   United Kingdom          835,590      20,146,072
                                                                                                                     -------------
                                                                                                                        39,687,855
                                                                                                                     -------------
       TOTAL COMMON STOCKS (COST $1,156,063,331)................................                                     1,319,652,564
                                                                                                                     -------------

       PREFERRED STOCKS .7%
       AUTOMOBILES .2%
       Volkswagen AG, pfd. .....................................................      Germany              160,254       4,374,821
                                                                                                                     -------------

       METALS & MINING .5%
       Cia Vale do Rio Doce, ADR, pfd., A ......................................       Brazil              398,376       7,668,739
                                                                                                                     -------------
       TOTAL PREFERRED STOCKS (COST $8,049,894).................................                                        12,043,560
                                                                                                                     -------------
       CLOSED END MUTUAL FUNDS (COST $6,368,163) .7%
       DIVERSIFIED FINANCIAL SERVICES
       Rodamco Europe NV .......................................................    Netherlands            164,000      10,759,281
                                                                                                                     -------------
       TOTAL LONG TERM INVESTMENTS (COST $1,170,481,388)........................                                     1,342,455,405
                                                                                                                     -------------
       SHORT TERM INVESTMENT (COST $222,766,581) 14.2%
       MONEY FUND
    (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........   United States       222,766,581     222,766,581
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $1,393,247,969) 99.5%............................                                     1,565,221,986
       OTHER ASSETS, LESS LIABILITIES .5%.......................................                                         7,800,968
                                                                                                                    --------------
       NET ASSETS 100.0%........................................................                                    $1,573,022,954
                                                                                                                    ==============

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


88 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL ASSET ALLOCATION FUND                                          COUNTRY          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 64.4%
       AEROSPACE & DEFENSE 1.8%
       BAE Systems PLC .........................................................   United Kingdom          667,495   $   2,718,434
       Boeing Co. ..............................................................   United States           116,600       6,018,892
       Rolls-Royce Group PLC ...................................................   United Kingdom          464,247       2,130,442
                                                                                                                     -------------
                                                                                                                        10,867,768
                                                                                                                     -------------

       AIR FREIGHT & LOGISTICS .8%
       Deutsche Post AG ........................................................      Germany              255,240       4,955,284
                                                                                                                     -------------
       AUTO COMPONENTS 1.7%
       Autoliv Inc., SDR .......................................................       Sweden              129,000       5,158,724
       Valeo SA ................................................................       France              140,790       5,161,979
                                                                                                                     -------------
                                                                                                                        10,320,703
                                                                                                                     -------------
       AUTOMOBILES .5%
       Volkswagen AG ...........................................................      Germany               70,650       2,717,747
                                                                                                                     -------------
       CAPITAL MARKETS 1.6%
       Amvescap PLC ............................................................   United Kingdom          587,500       3,180,437
       Morgan Stanley ..........................................................   United States            30,900       1,523,370
       Nomura Holdings Inc. ....................................................       Japan               244,600       3,144,016
       UBS AG ..................................................................    Switzerland             29,200       2,061,425
                                                                                                                     -------------
                                                                                                                         9,909,248
                                                                                                                     -------------
       CHEMICALS 2.7%
       Akzo Nobel NV ...........................................................    Netherlands             63,665       2,251,099
       BASF AG .................................................................      Germany              100,840       5,932,134
       Bayer AG, Br. ...........................................................      Germany              109,940       3,008,121
       Dow Chemical Co. ........................................................   United States           116,800       5,277,024
                                                                                                                     -------------
                                                                                                                        16,468,378
                                                                                                                     -------------
       COMMERCIAL BANKS 4.1%
       Abbey National PLC ......................................................   United Kingdom          445,400       4,519,697
       DBS Group Holdings Ltd. .................................................     Singapore             476,000       4,521,626
    (a)Kookmin Bank, ADR .......................................................     South Korea           164,670       5,243,093
       Lloyds TSB Group PLC ....................................................   United Kingdom          343,900       2,688,958
       Nordea Bank AB, FDR .....................................................       Sweden              955,960       7,829,111
                                                                                                                     -------------
                                                                                                                        24,802,485
                                                                                                                     -------------
       COMMERCIAL SERVICES & SUPPLIES 1.8%
       R.R. Donnelley & Sons Co. ...............................................   United States           103,660       3,246,631
       Rentokil Initial PLC ....................................................   United Kingdom        1,443,100       3,935,537
       Securitas AB, B .........................................................       Sweden              299,200       3,988,347
                                                                                                                     -------------
                                                                                                                        11,170,515
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 89

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL ASSET ALLOCATION FUND                                          COUNTRY          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       COMPUTERS & PERIPHERALS .9%

    (a)Maxtor Corp. ............................................................   United States           276,400   $   1,437,280
       NEC Corp. ...............................................................       Japan               319,000       1,909,624
    (a)Western Digital Corp. ...................................................   United States           216,100       1,899,519
                                                                                                                     -------------
                                                                                                                         5,246,423
                                                                                                                     -------------
       CONTAINERS & PACKAGING 1.0%
       Temple-Inland Inc. ......................................................   United States            86,733       5,824,121
                                                                                                                     -------------
       DIVERSIFIED FINANCIAL SERVICES 1.9%
       ING Groep NV ............................................................    Netherlands            210,732       5,325,632
       JPMorgan Chase & Co. ....................................................   United States           154,870       6,152,985
                                                                                                                     -------------
                                                                                                                        11,478,617
                                                                                                                     -------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 3.9%
       Chunghwa Telecom Co. Ltd., ADR ..........................................       Taiwan              141,200       2,486,532
       KT Corp., ADR ...........................................................    South Korea            208,260       3,763,258
       Nippon Telegraph & Telephone Corp. ......................................       Japan                 1,152       4,593,977
       Nippon Telegraph & Telephone Corp., ADR .................................       Japan                 5,680         113,486
       Telefonica SA, ADR ......................................................       Spain                96,339       4,334,292
       Telefonos de Mexico SA de CV (Telmex), L, ADR ...........................       Mexico              151,858       4,900,458
       Telenor ASA .............................................................       Norway              425,300       3,250,026
                                                                                                                     -------------
                                                                                                                        23,442,029
                                                                                                                     -------------
       ELECTRIC UTILITIES 1.8%
       E. On AG ................................................................      Germany               92,290       6,800,799
       Endesa SA ...............................................................       Spain               122,000       2,326,050
       Endesa SA, ADR ..........................................................       Spain                88,000       1,681,680
                                                                                                                     -------------
                                                                                                                        10,808,529
                                                                                                                     -------------
       ELECTRICAL EQUIPMENT 1.2%
       Kidde PLC ...............................................................   United Kingdom        1,581,900       3,540,112
    (a)Vestas Wind Systems AS ..................................................      Denmark              204,300       2,961,884
    (a)Vestas Wind Systems AS, 144A ............................................      Denmark               68,100         987,295
                                                                                                                     -------------
                                                                                                                         7,489,291
                                                                                                                     -------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS .8%
       Hitachi Ltd. ............................................................       Japan               845,000       5,112,141
                                                                                                                     -------------
       FOOD PRODUCTS 1.5%
       Nestle SA ...............................................................    Switzerland             22,300       5,122,319
       Unilever PLC ............................................................   United Kingdom          513,650       4,186,100
                                                                                                                     -------------
                                                                                                                         9,308,419
                                                                                                                     -------------
      HEALTH CARE EQUIPMENT & SUPPLIES
      Olympus Corp. ............................................................      Japan                14,100          272,176
                                                                                                                     -------------


90 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL ASSET ALLOCATION FUND                                          COUNTRY          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       HEALTH CARE PROVIDERS & SERVICES 1.3%

       AmerisourceBergen Corp. .................................................   United States            70,700   $   3,797,297
    (a)Tenet Healthcare Corp. ..................................................   United States           376,600       4,063,514
                                                                                                                     -------------
                                                                                                                         7,860,811
                                                                                                                     -------------
       HOUSEHOLD DURABLES 1.8%
       Koninklijke Philips Electronics NV ......................................    Netherlands            212,837       4,881,182
       Sony Corp. ..............................................................       Japan                41,300       1,410,619
       Sony Corp., ADR .........................................................       Japan               136,900       4,707,991
                                                                                                                     -------------
                                                                                                                        10,999,792
                                                                                                                     -------------
       INSURANCE 3.1%
       ACE Ltd. ................................................................      Bermuda              101,700       4,074,102
       AXA SA ..................................................................       France              210,734       4,269,457
       Swiss Reinsurance Co. ...................................................    Switzerland             95,570       5,514,982
       XL Capital Ltd., A ......................................................      Bermuda               68,810       5,091,252
                                                                                                                     -------------
                                                                                                                        18,949,793
                                                                                                                     -------------
       IT SERVICES 1.2%
    (a)BearingPoint Inc.                                                           United States           410,000       3,665,400
       Satyam Computers Services Ltd. ..........................................       India               431,198       3,542,704
                                                                                                                     -------------
                                                                                                                         7,208,104
                                                                                                                     -------------
       LEISURE EQUIPMENT & PRODUCTS .4%
       Mattel Inc. .............................................................   United States           131,100       2,376,843
                                                                                                                     -------------
       MACHINERY 1.4%
       Atlas Copco AB, A .......................................................       Sweden               99,530       3,829,760
       Volvo AB, B .............................................................       Sweden              124,268       4,388,863
                                                                                                                     -------------
                                                                                                                         8,218,623
                                                                                                                     -------------
       MEDIA 5.5%
       British Sky Broadcasting Group PLC ......................................   United Kingdom          783,600       6,804,992
    (a)Comcast Corp. ...........................................................   United States            62,636       1,768,841
    (a)DIRECTV Group Inc. ......................................................   United States           216,800       3,813,512
       John Fairfax Holdings Ltd. ..............................................     Australia           2,021,680       5,456,924
       Pearson PLC .............................................................   United Kingdom          364,400       3,902,446
       Reed Elsevier NV ........................................................    Netherlands            501,600       6,469,240
    (a)Time Warner Inc. ........................................................   United States           110,900       1,789,926
       Wolters Kluwer NV .......................................................    Netherlands            215,741       3,635,707
                                                                                                                     -------------
                                                                                                                        33,641,588
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 91

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL ASSET ALLOCATION FUND                                          COUNTRY          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       METALS & MINING 1.7%
       Barrick Gold Corp. ......................................................       Canada                  290   $       6,116
       BHP Billiton Ltd. .......................................................      Australia            551,100       5,757,665
       POSCO, ADR ..............................................................     South Korea           114,300       4,326,255
                                                                                                                     -------------
                                                                                                                        10,090,036
                                                                                                                     -------------
       MULTI-UTILITIES & UNREGULATED POWER 1.4%
       National Grid Transco PLC ...............................................   United Kingdom          420,100       3,564,524
       Suez SA .................................................................       France              229,280       4,921,799
                                                                                                                     -------------
                                                                                                                         8,486,323

       MULTILINE RETAIL .8%
       Target Corp. ............................................................    United States          107,000       4,841,750
                                                                                                                     -------------

       OIL & GAS 2.8%
       BP PLC ..................................................................   United Kingdom          497,510       4,755,491
       Eni SpA .................................................................        Italy              307,225       6,893,028
       Shell Transport & Trading Co. PLC .......................................   United Kingdom          756,100       5,555,730
                                                                                                                     -------------
                                                                                                                        17,204,249
                                                                                                                     -------------

       PAPER & FOREST PRODUCTS .9%
       Stora Enso OYJ, R .......................................................       Finland             416,260       5,645,564
                                                                                                                     -------------

       PHARMACEUTICALS 4.6%
       Abbott Laboratories .....................................................    United States          118,000       4,998,480
       Bristol-Myers Squibb Co. ................................................    United States          217,420       5,146,331
       GlaxoSmithKline PLC .....................................................   United Kingdom          220,961       4,768,683
       Ono Pharmaceutical Co. Ltd. .............................................        Japan               84,200       3,740,183
       Sanofi-Aventis ..........................................................       France               91,000       6,609,539
       Takeda Pharmaceutical Co. Ltd. ..........................................        Japan               53,000       2,407,231
                                                                                                                     -------------
                                                                                                                        27,670,447
                                                                                                                     -------------

       REAL ESTATE 2.4%
       Cheung Kong Holdings Ltd. ...............................................      Hong Kong          1,031,500       8,830,430
       Swire Pacific Ltd., A ...................................................      Hong Kong            780,000       5,426,948
                                                                                                                     -------------
                                                                                                                        14,257,378
                                                                                                                     -------------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.1%
       Samsung Electronics Co. Ltd. ............................................     South Korea            16,790       6,678,089
                                                                                                                     -------------
       SOFTWARE 3.1%
    (a)BEA Systems Inc. ........................................................    United States          420,700       2,907,037
    (a)BMC Software Inc. .......................................................    United States          291,900       4,614,939
    (a)Check Point Software Technologies Ltd. ..................................       Israel              157,190       2,667,514
       Nintendo Co. Ltd. .......................................................        Japan               54,800       6,710,306
    (a)Synopsys Inc. ...........................................................    United States          128,080       2,027,506
                                                                                                                     -------------
                                                                                                                        18,927,302
                                                                                                                     -------------


92 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL ASSET ALLOCATION FUND                                          COUNTRY          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       SPECIALTY RETAIL .4%

    (a)Toys R Us Inc. ..........................................................   United States           151,700   $   2,691,158
                                                                                                                     -------------
       THRIFTS & MORTGAGE FINANCE  .5%

       Fannie Mae ..............................................................   United States            50,400       3,195,360
                                                                                                                     -------------
       WIRELESS TELECOMMUNICATION SERVICES 2.0%
       China Mobile (Hong Kong) Ltd., fgn. .....................................       China               928,000       2,820,705
       SK Telecom Co. Ltd., ADR ................................................    South Korea            198,040       3,851,878
       Vodafone Group PLC, ADR .................................................   United Kingdom          218,000       5,255,980
                                                                                                                     -------------
                                                                                                                        11,928,563
                                                                                                                     -------------
       TOTAL COMMON STOCKS (COST $333,710,592)..................................                                       391,065,647
                                                                                                                     -------------
       PREFERRED STOCK (COST $1,226,665) .5%
       METALS & MINING
       Cia Vale do Rio Doce, ADR, pfd., A ......................................       Brazil              140,520       2,705,010
                                                                                                                     -------------

                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(c)
                                                                                                  -------------------
       BONDS 30.9%
       Buoni Poliennali Del Tesoro,
           7.75%, 11/01/06 .....................................................       Italy          3,974,190 EUR  $   5,433,033
           5.00%, 2/01/12 ......................................................       Italy          1,810,000 EUR      2,423,989
       Federal Republic of Germany,
           5.00%, 8/19/05 ......................................................      Germany         3,268,000 EUR      4,203,630
           6.00%, 7/04/07 ......................................................      Germany         5,242,000 EUR      7,065,177
           5.00%, 7/04/11 ......................................................      Germany         1,395,000 EUR      1,876,143
       Federation of Russia, Reg S, 5.00% to 3/31/07, 7.50% thereafter,
           3/31/30 .............................................................       Russia         4,540,000          4,378,376
       Finland Government, 3.00%, 7/04/08 ......................................      Finland         1,850,000 EUR      2,296,710
       French Treasury Note, 4.75%, 7/12/07 ....................................       France         5,400,000 EUR      7,062,546
       Government of Canada, 6.00%,
           6/01/08 .............................................................       Canada         2,212,000 CAD      1,887,964
           6/01/11 .............................................................       Canada         6,849,000 CAD      5,948,506
       Government of France,
           3.00%, 7/12/08 ......................................................       France         2,100,000 EUR      2,604,932
           4.00%, 10/25/09 .....................................................       France         6,420,000 EUR      8,233,976
       Government of Hungary, 8.50%, 10/12/05 ..................................      Hungary        92,400,000 HUF        455,701
       Government of Italy, 5.50%, 11/01/10 ....................................       Italy          2,300,000 EUR      3,158,722
       Government of Netherlands,
           5.75%, 2/15/07 ......................................................    Netherlands       3,958,000 EUR      5,262,730
           5.00%, 7/15/12 ......................................................    Netherlands       1,760,000 EUR      2,362,719
       Government of New Zealand, 7.00%, 7/15/09 ...............................    New Zealand      20,308,000 NZD     14,232,014
       Government of Spain,
           10.15%, 1/31/06 .....................................................       Spain          2,450,000 EUR      3,352,543
           4.80%, 10/31/06 .....................................................       Spain          7,480,000 EUR      9,712,697


                                        Quarterly Statements of Investments | 93

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL ASSET ALLOCATION FUND                                          COUNTRY          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       Government of Thailand,
           6.00%, 3/05/05 ......................................................      Thailand      172,000,000 THB  $   4,234,659
           8.50%, 10/14/05 .....................................................      Thailand       67,800,000 THB      1,749,378
       Indonesia Recapital Bond,
           14.00%, 6/15/09 .....................................................     Indonesia   18,000,000,000 IDR      2,245,793
           14.275%, 12/15/13 ...................................................     Indonesia      853,000,000 IDR        110,159
       Kingdom of Belgium,
           7.50%, 7/29/08 ......................................................      Belgium         4,193,000 EUR      6,035,407
           5.00%, 9/28/12 ......................................................      Belgium         1,760,000 EUR      2,361,843
       Kingdom of Denmark,
           5.00%, 8/15/05 ......................................................      Denmark        11,696,000 DKK      1,997,646
           6.00%, 11/15/11 .....................................................      Denmark        14,660,000 DKK      2,776,205
           5.00%, 11/15/13 .....................................................      Denmark        25,080,000 DKK      4,475,353
       Kingdom of Norway, 5.75%, 11/30/04 ......................................       Norway         5,830,000 NOK        874,474
       Kingdom of Sweden,
           6.00%, 2/09/05 ......................................................       Sweden        35,430,000 SEK      4,940,763
           8.00%, 8/15/07 ......................................................       Sweden        34,265,000 SEK      5,310,081
           5.50%, 10/08/12 .....................................................       Sweden        49,110,000 SEK      7,344,128
       Korea Treasury Bond, 6.90%, 1/16/07 .....................................    South Korea  12,400,000,000 KRW     11,714,172
       New South Wales Treasury Corp.,
           6.50%, 5/01/06 ......................................................     Australia        9,688,000 AUD      7,171,127
           8.00%, 3/01/08 ......................................................     Australia        2,430,000 AUD      1,903,703
       Queensland Treasury Corp., 6.00%, 7/14/09 ...............................     Australia          300,000 AUD        223,284
       Republic of Austria, 5.00%,
           1/15/08 .............................................................      Austria         4,900,000 EUR      6,479,603
           7/15/12 .............................................................      Austria         4,800,000 EUR      6,439,892
       Republic of Bulgaria, 144A, 8.25%, 1/15/15 ..............................      Bulgaria          908,000          1,125,920
       Republic of Philippines, 9.00%, 2/15/13 .................................    Philippines       1,425,000          1,475,588
       Republic of Poland,
           8.50%, 11/12/06 .....................................................       Poland           620,000 PLN        181,476
           8.50%, 5/12/07 ......................................................       Poland        15,700,000 PLN      4,616,166
           6.00%, 5/24/09 ......................................................       Poland        17,300,000 PLN      4,728,969
       United Kingdom, 7.50%, 12/07/06 .........................................   United Kingdom     2,717,000 GBP      5,209,644
                                                                                                                     -------------
       TOTAL BONDS (COST $148,293,973)..........................................                                       187,677,541
                                                                                                                     -------------
       TOTAL LONG TERM INVESTMENTS (COST $483,231,230)..........................                                       581,448,198
                                                                                                                     -------------


94 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL ASSET ALLOCATION FUND                                          COUNTRY          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENT (COST $16,022,832) 2.6%
       MONEY FUND
    (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........   United States         16,022,832  $  16,022,832
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $499,254,062) 98.4%..............................                                       597,471,030
       OTHER ASSETS, LESS LIABILITIES 1.6%......................................                                        10,006,697
                                                                                                                     -------------
       NET ASSETS 100.0%........................................................                                     $ 607,477,727
                                                                                                                     =============

CURRENCY ABBREVIATIONS: | AUD - Australian Dollar | CAD - Canadian Dollar |
                          DKK - Danish Krone | EUR - Euro | GBP - British Pound |
                          HUF - Hungarian Forint | IDR - Indonesian Rupiah | KRW -
                          South Korean Won | NOK - Norwegian Krone | NZD
                          - New Zealand Dollar PLN - Polish Zlotych | SEK -
                          Swedish Krona | THB - Thai Baht

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

(c) The principal amount amount is stated in U.S. dollars unless otherwise indicated.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 95

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL INCOME SECURITIES FUND                                      PRINCIPAL AMOUNT(a)          VALUE
---------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 94.2%
       AUSTRALIA 5.7%
       New South Wales Treasury Corp.,
          6.50%, 5/01/06 .......................................................            200,000 AUD     $       148,041
          8.00%, 3/01/08 .......................................................          1,990,000 AUD           1,559,000
       Queensland Treasury Corp., 6.00%, 8/14/13 ...............................          2,200,000 AUD           1,648,063
                                                                                                            ---------------
                                                                                                                  3,355,104
                                                                                                            ---------------
       AUSTRIA 2.9%
       Republic of Austria,
          5.50%, 10/20/07 .....................................................             425,000 EUR             568,296
          5.00%, 7/15/12 ......................................................             850,000 EUR           1,140,398
                                                                                                            ---------------
                                                                                                                  1,708,694
                                                                                                            ---------------
       BELGIUM 1.7%
       Kingdom of Belgium, 7.50%, 7/29/08 ......................................            686,000 EUR             987,429
                                                                                                            ---------------
       BRAZIL .7%
       Republic of Brazil - DCB, L, FRN, 2.125%, 4/15/12 .......................            430,119                 399,340
                                                                                                            ---------------
       CANADA 2.0%
       Government of Canada,
          8.75%, 12/01/05 ......................................................            135,000 CAD             114,076
          3.00%, 6/01/06 .......................................................            300,000 CAD             237,484
          6.00%, 6/01/11 .......................................................            937,000 CAD             813,805
                                                                                                            ---------------
                                                                                                                  1,165,365
                                                                                                            ---------------
       COLOMBIA .5%
       Republic of Colombia,
          10.00%, 1/23/12 ......................................................            132,000                 146,562
          11.75%, 2/25/20 ......................................................            119,000                 145,894
                                                                                                            ---------------
                                                                                                                    292,456
                                                                                                            ---------------
       DENMARK 2.1%
       Kingdom of Denmark,
          7.00%, 11/15/07 ......................................................          1,450,000 DKK             270,968
          5.00%, 11/15/13 ......................................................          3,950,000 DKK             704,850
          7.00%, 11/10/24 ......................................................          1,300,000 DKK             283,477
                                                                                                            ---------------
                                                                                                                  1,259,295
                                                                                                            ---------------
       FINLAND 3.8%
       Government of Finland,
          5.00%, 4/25/09 .......................................................            660,000 EUR             881,258
          5.375%, 7/04/13 ......................................................          1,000,000 EUR           1,381,693
                                                                                                            ---------------
                                                                                                                  2,262,951
                                                                                                            ---------------
       FRANCE 2.3%
       Government of France, 4.00%, 10/25/09 ...................................          1,055,000 EUR           1,353,091
                                                                                                            ---------------


96 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL INCOME SECURITIES FUND                                      PRINCIPAL AMOUNT(a)          VALUE
---------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       GERMANY 3.2%
       Federal Republic of Germany,
          2.50%, 9/16/05 .......................................................            645,000 EUR     $       803,753
          4.00%, 2/16/07 .......................................................            860,000 EUR           1,100,485
                                                                                                            ---------------
                                                                                                                  1,904,238
                                                                                                            ---------------
       GREECE 1.5%
       Hellenic Republic, 4.60%, 5/20/13 .......................................            700,000 EUR             903,588
                                                                                                            ---------------
       HUNGARY 1.3%
       Government of Hungary,
          9.25%, 5/12/05 .......................................................         31,800,000 HUF             159,006
          8.50%, 10/12/05 ......................................................        101,100,000 HUF             498,608
          7.00%, 4/12/06 .......................................................         20,000,000 HUF              95,979
                                                                                                            ---------------
                                                                                                                    753,593
                                                                                                            ---------------
       INDONESIA 5.3%
       Indonesia Recapital Bond,
          14.00%, 6/15/09 ......................................................      7,407,000,000 IDR             924,144
          13.15%, 3/15/10 ......................................................      6,005,000,000 IDR             729,331
          14.275%, 12/15/13 ....................................................     11,692,000,000 IDR           1,509,936
                                                                                                            ---------------
                                                                                                                  3,163,411
                                                                                                            ---------------
       IRISH REPUBLIC 1.8%
       Republic of Ireland, 5.00%, 4/18/13 .....................................            800,000 EUR           1,074,460
                                                                                                            ---------------
       ITALY 1.2%
       Buoni Poliennali Del Tesoro, 7.75%, 11/01/06 ............................            531,293 EUR             726,320
                                                                                                            ---------------
       MEXICO 1.1%
       United Mexican States, 144A, 7.50%, 3/08/10 .............................            450,000 EUR             642,861
                                                                                                            ---------------
       NETHERLANDS 4.5%
       Government of Netherlands,
          3.00%, 7/15/06 .......................................................            450,000 EUR             564,116
          5.75%, 2/15/07 .......................................................          1,598,000 EUR           2,124,771
                                                                                                            ---------------
                                                                                                                  2,688,887
                                                                                                            ---------------
       NEW ZEALAND 7.9%
       Government of New Zealand,
          7.00%, 7/15/09 .......................................................          5,430,000 NZD           3,805,389
          6.00%, 11/15/11 ......................................................          1,300,000 NZD             873,910
                                                                                                            ---------------
                                                                                                                  4,679,299
                                                                                                            ---------------


                                        Quarterly Statements of Investments | 97

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL INCOME SECURITIES FUND                                      PRINCIPAL AMOUNT(a)          VALUE
---------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       NORWAY 3.0%
       Kingdom of Norway,
          5.75%, 11/30/04 ......................................................          3,945,000 NOK     $       591,732
          6.75%, 1/15/07 .......................................................          7,350,000 NOK           1,193,541
                                                                                                            ---------------
                                                                                                                  1,785,273
                                                                                                            ---------------
       PHILIPPINES 1.6%
       Republic of Philippines,
          9.00%, 2/15/13 .......................................................            800,000                 828,400
          Reg S, 9.125%, 2/22/10 ...............................................            100,000 EUR             131,010
                                                                                                            ---------------
                                                                                                                    959,410
                                                                                                            ---------------
       POLAND 5.4%
       Republic of Poland,
          8.50%, 11/12/06 ......................................................          4,720,000 PLN           1,381,558
          8.50%, 5/12/07 .......................................................          3,290,000 PLN             967,337
          6.00%, 5/24/09 .......................................................          3,030,000 PLN             828,253
                                                                                                            ---------------
                                                                                                                  3,177,148
                                                                                                            ---------------
       RUSSIA 1.9%
       Russian Federation, Reg S, 11.00%, 7/24/18 ..............................            860,000               1,124,587
                                                                                                            ---------------
       SOUTH AFRICA .4%
       Republic of South Africa, 5.25%, 5/16/13 ................................            200,000 EUR             251,365
                                                                                                            ---------------
       SOUTH KOREA 11.7%
       Korea Treasury Bond,
          4.50%, 3/05/06 .......................................................      2,100,000,000 KRW           1,854,461
          4.50%, 9/03/06 .......................................................        510,000,000 KRW             443,803
          6.90%, 1/16/07 .......................................................      1,200,000,000 KRW           1,133,630
          4.75%, 3/03/07 .......................................................      1,000,000,000 KRW             895,771
          4.75%, 3/12/08 .......................................................      2,883,000,000 KRW           2,601,590
                                                                                                            ---------------
                                                                                                                  6,929,255
                                                                                                            ---------------
       SPAIN .9%
       Bonos y Oblig del Estado, 6.00%, 1/31/08 ................................            390,000 EUR             531,175
                                                                                                            ---------------
       SWEDEN 8.7%
       Kingdom of Sweden,
          6.00%, 2/09/05 .......................................................          5,500,000 SEK             766,983
          3.50%, 4/20/06 .......................................................          3,800,000 SEK             527,978
          8.00%, 8/15/07 .......................................................         14,990,000 SEK           2,323,015
          5.25%, 3/15/11 .......................................................          3,900,000 SEK             573,243
          5.50%, 10/08/12 ......................................................          6,280,000 SEK             939,139
                                                                                                            ---------------
                                                                                                                  5,130,358
                                                                                                            ---------------


98 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL INCOME SECURITIES FUND                                      PRINCIPAL AMOUNT(a)          VALUE
---------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       THAILAND 4.5%
       Government of Thailand,
          6.00%, 3/05/05 .......................................................          8,000,000 THB     $       196,961
          8.50%, 10/14/05 ......................................................         82,800,000 THB           2,136,408
          8.00%, 12/08/06 ......................................................          3,500,000 THB              94,768
          4.125%, 2/12/08 ......................................................          9,000,000 THB             224,890
          8.50%, 12/08/08 ......................................................          1,000,000 THB              28,938
                                                                                                            ---------------
                                                                                                                  2,681,965
                                                                                                            ---------------

       UKRAINE 2.8%
       Republic of Ukraine,
          144A, 6.875%, 3/04/11 ................................................            260,000                 256,126
          144A, 7.65%, 6/11/13 .................................................          1,130,000               1,133,546
          FRN, 5.361%, 8/05/09 .................................................            275,000                 279,715
                                                                                                            ---------------
                                                                                                                  1,669,387
                                                                                                            ---------------

       UNITED KINGDOM .6%
       United Kingdom, 7.50%, 12/07/06 .........................................            175,000 GBP             335,549
                                                                                                            ---------------

       VENEZUELA 3.2%
       Republic of Venezuela,
          9.25%, 9/15/27 .......................................................          1,710,000               1,687,565
          FRN, 2.633%, 4/20/11 .................................................            265,000                 227,237
                                                                                                            ---------------
                                                                                                                  1,914,802
                                                                                                            ---------------
       TOTAL LONG TERM INVESTMENTS (COST $48,893,563)...........................                                 55,810,656
                                                                                                            ---------------

       SHORT TERM INVESTMENT (COST $430,069) .7%
       NORWAY
       Norwegian Treasury Bill, 1.987%, 6/15/05 ................................          3,000,000 NOK             441,481
                                                                                                            ---------------
       TOTAL INVESTMENTS (COST $49,323,632) 94.9%...............................                                 56,252,137
       OTHER ASSETS, LESS LIABILITIES 5.1%......................................                                  2,998,747
                                                                                                            ---------------
       NET ASSETS 100.0%........................................................                            $    59,250,884
                                                                                                            ===============


CURRENCY ABBREVIATIONS: | AUD - Australian Dollar | CAD - Canadian Dollar
                          DKK - Danish Krone | EUR - Euro | GBP - British Pound HUF - Hungarian Forint | IDR - Indonesian Rupiah
                          KRW - South Korean Won | NOK - Norwegian Krone
                          NZD - New Zealand Dollar | PLN - Polish Zloty
                          SEK - Swedish Krona | THB - Thai Baht

(a) The principal amount is stated in U.S. dollars unless otherwise indicated.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 99

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GROWTH SECURITIES FUND                                               COUNTRY            SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 85.4%
       AEROSPACE & DEFENSE 3.5%
       BAE Systems PLC .........................................................   United Kingdom        3,247,043   $  13,223,878
       BAE Systems PLC, 144A ...................................................   United Kingdom           35,823         145,892
       Boeing Co. ..............................................................   United States           299,590      15,464,836
       Raytheon Co. ............................................................   United States           361,410      13,726,352
       Rolls-Royce Group PLC ...................................................   United Kingdom        3,292,060      15,107,349
                                                                                                                     -------------
                                                                                                                        57,668,307
                                                                                                                     -------------

       AIRLINES .7%
       Singapore Airlines Ltd. .................................................     Singapore           1,720,100      11,131,350
                                                                                                                     -------------

       AUTO COMPONENTS .6%
       Valeo SA ................................................................       France              262,715       9,632,284
                                                                                                                     -------------

       AUTOMOBILES .6%
       Volkswagen AG ...........................................................      Germany              258,907       9,959,572
                                                                                                                     -------------

       CAPITAL MARKETS 2.2%
       Morgan Stanley ..........................................................   United States           100,000       4,930,000
       Nomura Holdings Inc. ....................................................       Japan             1,246,173      16,017,939
       UBS AG ..................................................................    Switzerland            213,966      15,105,302
                                                                                                                     -------------
                                                                                                                        36,053,241
                                                                                                                     -------------

       CHEMICALS 3.1%
       Akzo Nobel NV ...........................................................    Netherlands            355,200      12,559,338
       BASF AG .................................................................      Germany              145,200       8,541,708
       Bayer AG, Br. ...........................................................      Germany              474,976      12,996,047
    (a)Syngenta AG .............................................................    Switzerland            174,770      16,703,582
                                                                                                                     -------------
                                                                                                                        50,800,675
                                                                                                                     -------------

       COMMERCIAL BANKS 5.6%
       Abbey National PLC ......................................................   United Kingdom        2,075,645      21,062,610
       DBS Group Holdings Ltd. .................................................     Singapore             725,000       6,886,930
       HSBC Holdings PLC .......................................................   United Kingdom                1              16
    (a)Kookmin Bank ............................................................    South Korea            323,500      10,240,187
       Lloyds TSB Group PLC ....................................................   United Kingdom        1,032,660       8,074,381
       Nordea Bank AB FDR ......................................................       Sweden            1,527,961      12,493,634
       Royal Bank of Scotland Group PLC ........................................   United Kingdom          237,980       6,882,472
       Royal Bank of Scotland Group PLC, 144A ..................................   United Kingdom          511,885      14,803,907
       Standard Chartered PLC ..................................................   United Kingdom          698,325      12,002,342
                                                                                                                     -------------
                                                                                                                        92,446,479
                                                                                                                     -------------

       COMMERCIAL SERVICES & SUPPLIES 1.5%
       Rentokil Initial PLC ....................................................   United Kingdom        5,356,870      14,608,940
       Securitas AB, B .........................................................       Sweden              605,960       8,077,468
       Waste Management Inc. ...................................................   United States            74,047       2,024,445
                                                                                                                     -------------
                                                                                                                        24,710,853
                                                                                                                     -------------


100 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GROWTH SECURITIES FUND                                               COUNTRY            SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       COMPUTERS & PERIPHERALS .7%
    (a)Maxtor Corp. ............................................................   United States           850,468   $   4,422,434
    (a)Seagate Technology ......................................................   United States           539,125       7,288,970
                                                                                                                     -------------
                                                                                                                        11,711,404
                                                                                                                     -------------

       CONTAINERS & PACKAGING .2%
       Temple-Inland Inc. ......................................................   United States            59,950       4,025,642
                                                                                                                     -------------

       DIVERSIFIED TELECOMMUNICATION SERVICES 6.8%
       BCE Inc. ................................................................       Canada              939,345      20,293,456
    (a)Belgacom SA .............................................................      Belgium              273,600       9,813,599
       KT Corp., ADR ...........................................................    South Korea          1,011,735      18,282,051
       Nippon Telegraph & Telephone Corp. ......................................       Japan                 3,872      15,440,868
       SBC Communications Inc. .................................................   United States           441,280      11,451,216
       TDC AS ..................................................................      Denmark              430,274      15,244,429
       Telefonica SA ...........................................................       Spain               449,030       6,729,447
       Telefonos de Mexico SA de CV (Telmex), L, ADR ...........................       Mexico              450,465      14,536,506
                                                                                                                     -------------
                                                                                                                       111,791,572
                                                                                                                     -------------

       ELECTRIC UTILITIES 4.7%
       DTE Energy Co. ..........................................................   United States           539,285      22,752,434
       E.ON AG .................................................................      Germany              323,600      23,845,905
       Endesa SA ...............................................................       Spain               639,690      12,196,316
       Hong Kong Electric Holdings Ltd. ........................................     Hong Kong           2,867,498      12,724,495
       Iberdrola SA, Br. .......................................................       Spain                43,200         897,257
       Korea Electric Power Corp. ..............................................    South Korea            229,100       4,327,334
                                                                                                                     -------------
                                                                                                                        76,743,741
                                                                                                                     -------------

       ELECTRONIC EQUIPMENT & INSTRUMENTS 1.1%
    (a)Celestica Inc. ..........................................................       Canada              418,540       5,315,458
       Hitachi Ltd. ............................................................       Japan             2,191,500      13,258,291
                                                                                                                     -------------
                                                                                                                        18,573,749
                                                                                                                     -------------

       ENERGY EQUIPMENT & SERVICES .9%
    (a)Noble Corp. .............................................................   United States           347,400      15,615,630
                                                                                                                     -------------

       FOOD & STAPLES RETAILING 1.4%
       Albertson's Inc. ........................................................   United States           494,700      11,838,171
    (a)Kroger Co. ..............................................................   United States           764,261      11,861,331
                                                                                                                     -------------
                                                                                                                        23,699,502
                                                                                                                     -------------

       FOOD PRODUCTS 4.4%
       Cadbury Schweppes PLC ...................................................   United Kingdom        1,412,450      10,877,600
       General Mills Inc. ......................................................   United States           102,870       4,618,863
       H.J. Heinz Co. ..........................................................   United States           278,585      10,034,632


                                       Quarterly Statements of Investments | 101

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GROWTH SECURITIES FUND                                                COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       FOOD PRODUCTS (CONT.)
       Nestle SA ...............................................................    Switzerland            112,852   $  25,922,152
       Unilever NV .............................................................    Netherlands            361,374      20,818,163
                                                                                                                     -------------
                                                                                                                        72,271,410
                                                                                                                     -------------

       HEALTH CARE EQUIPMENT & SUPPLIES .5%
       Olympus Corp. ...........................................................       Japan               449,000       8,667,166
                                                                                                                     -------------

       HEALTH CARE PROVIDERS & SERVICES 3.1%
       AmerisourceBergen Corp. .................................................   United States           305,561      16,411,681
       CIGNA Corp. .............................................................   United States           203,732      14,185,859
       HCA Inc. ................................................................   United States           264,750      10,100,213
    (a)Tenet Healthcare Corp. ..................................................   United States           897,860       9,687,909
                                                                                                                     -------------
                                                                                                                        50,385,662
                                                                                                                     -------------

       HOTELS RESTAURANTS & LEISURE 1.7%
       Accor SA ................................................................       France              437,650      17,080,352
       Carnival Corp. ..........................................................   United States            79,945       3,780,599
       Compass Group PLC .......................................................   United Kingdom        1,636,000       6,536,767
                                                                                                                     -------------
                                                                                                                        27,397,718
                                                                                                                     -------------

       HOUSEHOLD DURABLES 1.4%
       Koninklijke Philips Electronics NV ......................................    Netherlands            401,835       9,215,643
       Sony Corp. ..............................................................       Japan               403,100      13,768,052
                                                                                                                     -------------
                                                                                                                        22,983,695
                                                                                                                     -------------

       INDUSTRIAL CONGLOMERATES 1.7%
       Hutchison Whampoa Ltd. ..................................................     Hong Kong           1,006,000       7,870,261
       Smiths Group PLC ........................................................   United Kingdom        1,080,061      14,521,895
       Tyco International Ltd. .................................................   United States           166,120       5,093,239
                                                                                                                     -------------
                                                                                                                        27,485,395
                                                                                                                     -------------

       INSURANCE 3.7%
       ACE Ltd. ................................................................      Bermuda              297,200      11,905,832
       AXA SA ..................................................................       France              370,111       7,498,424
       Swiss Reinsurance Co. ...................................................    Switzerland            291,640      16,829,439
       Willis Group Holdings Ltd. ..............................................   United States           311,038      11,632,821
       XL Capital Ltd., A ......................................................      Bermuda              185,292      13,709,755
                                                                                                                     -------------
                                                                                                                        61,576,271
                                                                                                                     -------------

       IT SERVICES 1.3%
       Electronic Data Systems Corp. ...........................................   United States           794,633      15,407,934
       Satyam Computers Services Ltd. ..........................................       India               686,066       5,636,689
                                                                                                                     -------------
                                                                                                                        21,044,623
                                                                                                                     -------------


102 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GROWTH SECURITIES FUND                                                COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       LEISURE EQUIPMENT & PRODUCTS .2%
       Fuji Photo Film Co. Ltd. ................................................       Japan               100,500   $   3,304,810
       Mattel Inc. .............................................................   United States             8,600         155,918
                                                                                                                     -------------
                                                                                                                         3,460,728
                                                                                                                     -------------

       MEDIA 5.6%
       British Sky Broadcasting Group PLC ......................................   United Kingdom        2,490,905      21,631,686
    (a)DIRECTV Group Inc. ......................................................   United States         1,115,764      19,626,289
    (a)Interpublic Group of Cos. Inc. ..........................................   United States           400,125       4,237,324
       Pearson PLC .............................................................   United Kingdom        1,444,383      15,468,241
       Reed Elsevier NV ........................................................    Netherlands          1,123,300      14,487,433
    (a)Time Warner Inc. ........................................................   United States           376,560       6,077,678
       Wolters Kluwer NV .......................................................    Netherlands            590,730       9,955,092
                                                                                                                     -------------
                                                                                                                        91,483,743
                                                                                                                     -------------

       METALS & MINING 1.4%
       Barrick Gold Corp. ......................................................       Canada              348,800       7,338,752
       BHP Billiton PLC ........................................................   United Kingdom        1,006,796      10,608,703
       POSCO ...................................................................    South Korea             39,792       5,926,468
                                                                                                                     -------------
                                                                                                                        23,873,923
                                                                                                                     -------------

       MULTI-UTILITIES & UNREGULATED POWER 1.2%
       National Grid Transco PLC ...............................................   United Kingdom        2,334,378      19,807,062
                                                                                                                     -------------

       OIL & GAS 6.3%
       BP PLC ..................................................................   United Kingdom        2,782,360      26,595,421
       Eni SpA .................................................................       Italy             1,081,305      24,260,608
       Repsol YPF SA ...........................................................       Spain               799,150      17,572,256
       Shell Transport & Trading Co. PLC .......................................   United Kingdom        4,027,633      29,594,556
       TransCanada Corp. .......................................................       Canada              226,800       4,971,673
                                                                                                                     -------------
                                                                                                                       102,994,514
                                                                                                                     -------------

       PAPER & FOREST PRODUCTS 2.8%
       Bowater Inc. ............................................................   United States           191,800       7,324,842
       International Paper Co. .................................................   United States           240,000       9,698,400
       Stora Enso OYJ, R .......................................................      Finland            1,005,688      13,639,733
       UPM-Kymmene Corp. .......................................................      Finland              774,260      14,795,728
                                                                                                                     -------------
                                                                                                                        45,458,703
                                                                                                                     -------------

       PHARMACEUTICALS 8.3%
       Abbott Laboratories .....................................................   United States           313,207      13,267,448
       Bristol-Myers Squibb Co. ................................................   United States           682,480      16,154,302
       GlaxoSmithKline PLC .....................................................   United Kingdom        1,541,010      33,257,401
       Novartis AG .............................................................    Switzerland            412,490      19,281,116


                                       Quarterly Statements of Investments | 103

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GROWTH SECURITIES FUND                                                COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       PHARMACEUTICALS (CONT.)
       Pfizer Inc. .............................................................   United States           420,000   $  12,852,000
       Sanofi-Aventis ..........................................................       France              243,046      17,652,990
       Shire Pharmaceuticals Group PLC .........................................   United Kingdom        1,111,940      10,532,864
       Takeda Pharmaceutical Co. Ltd. ..........................................       Japan               308,600      14,016,442
                                                                                                                     -------------
                                                                                                                       137,014,563
                                                                                                                     -------------

       REAL ESTATE 1.8%
       Cheung Kong Holdings Ltd. ...............................................     Hong Kong           2,243,499      19,206,069
       Swire Pacific Ltd., A ...................................................     Hong Kong           1,406,800       9,787,988
                                                                                                                     -------------
                                                                                                                        28,994,057
                                                                                                                     -------------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT .7%
       Samsung Electronics Co. Ltd. ............................................    South Korea             30,300      12,051,585
                                                                                                                     -------------

       SOFTWARE 1.9%
    (a)Cadence Design Systems Inc. .............................................   United States           467,655       6,098,221
    (a)Check Point Software Technologies Ltd. ..................................       Israel              353,695       6,002,204
       Nintendo Co. Ltd. .......................................................       Japan               160,000      19,592,134
                                                                                                                     -------------
                                                                                                                        31,692,559
                                                                                                                     -------------

       Wireless Telecommunication Services 3.8%
    (a)AT&T Wireless Services Inc. .............................................   United States         1,260,845      18,635,289
       China Mobile (Hong Kong) Ltd., fgn. .....................................       China             3,598,500      10,937,830
       SK Telecom Co. Ltd. .....................................................    South Korea             80,853      12,322,798
       SK Telecom Co. Ltd., ADR ................................................    South Korea            133,460       2,595,797
       Vodafone Group PLC ......................................................   United Kingdom        7,603,943      18,222,402
                                                                                                                     -------------
                                                                                                                        62,714,116
                                                                                                                     -------------
       TOTAL COMMON STOCKS (COST $1,279,703,935)................................                                     1,405,921,494
                                                                                                                     -------------

       PREFERRED STOCKS .7%
       Cia Vale do Rio Doce, ADR, pfd., A ......................................       Brazil              415,500       7,998,375
       Volkswagen AG, pfd. .....................................................      Germany              108,300       2,956,514
                                                                                                                     -------------
       TOTAL PREFERRED STOCKS (COST $6,373,138).................................                                        10,954,889
                                                                                                                     -------------
       TOTAL LONG TERM INVESTMENTS (COST $1,286,077,073)........................                                     1,416,876,383
                                                                                                                     -------------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------

       SHORT TERM INVESTMENTS 2.9%
       Federal Home Loan Bank, 1.65%, 10/01/04 .................................   United States    $   38,337,000      38,337,000
    (c)U.S. Treasury Bill, 12/23/04 ............................................   United States        10,000,000       9,962,030
                                                                                                                     -------------
       TOTAL SHORT TERM INVESTMENTS (COST $48,297,093)..........................                                        48,299,030
                                                                                                                     -------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $1,334,374,166).....                                     1,465,175,413
                                                                                                                     -------------


104 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GROWTH SECURITIES FUND                                                COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       REPURCHASE AGREEMENTS 10.9%
    (b)BZW Securities Inc. 1.76%, 10/01/04 (Maturity Value $90,004,400) ........    United States    $   90,000,000  $  90,000,000
       Collateralized by Barclays Bank, 2.25% - 6.50%, 10/15/06
    (b)Paribas Corp. 1.83%, 10/01/04 (Maturity Value $90,004,575) ..............    United States        90,000,000     90,000,000
       Collateralized by Fannie Mae, 3.375% - 4.000%, 9/02/08 - 12/15/08
                                                                                                                     -------------
       TOTAL REPURCHASE AGREEMENTS (COST $180,000,000)...........................                                      180,000,000
                                                                                                                     -------------

       TOTAL INVESTMENTS (COST $1,514,374,166) 99.9%.............................                                    1,645,175,413
       OTHER ASSETS, LESS LIABILITIES .1%........................................                                        2,392,348
                                                                                                                    --------------
       NET ASSETS 100.0%.........................................................                                   $1,647,567,761
                                                                                                                    ==============

(a)  Non-income producing.

(b) At September 30, 2004, all repurchase agreements had been entered into on that date.

(c)  Security is traded on a discount basis with a zero coupon.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 105

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-one series (the Funds). Shares of the Funds are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

1. INCOME TAXES

At September 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments and securities sold short for income tax purposes was as follows:

                                       --------------------------------------------------------------------------
                                          FRANKLIN
                                           GLOBAL              FRANKLIN           FRANKLIN           FRANKLIN
                                       COMMUNICATIONS     GROWTH AND INCOME     HIGH INCOME           INCOME
                                       SECURITIES FUND     SECURITIES FUND          FUND          SECURITIES FUND
                                       --------------------------------------------------------------------------
Cost of investments..................   $   126,201,445      $574,917,443       $ 205,326,849     $ 1,649,018,488
                                       --------------------------------------------------------------------------
Unrealized appreciation..............   $    23,275,031      $110,253,685       $  13,755,576     $   166,524,384
Unrealized depreciation..............        (4,403,926)       (8,993,435)        (24,602,258)        (51,203,757)
                                       --------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation)......................   $    18,871,105      $101,260,250       $ (10,846,682)    $   115,320,627
                                       --------------------------------------------------------------------------

                                       --------------------------------------------------------------------------
                                           FRANKLIN           FRANKLIN            FRANKLIN          FRANKLIN
                                       LARGE CAP GROWTH     MONEY MARKET         REAL ESTATE     RISING DIVIDENDS
                                       SECURITIES FUND          FUND                FUND          SECURITIES FUND
                                       --------------------------------------------------------------------------
Cost of investments..................  $    392,545,776   $      68,158,173     $ 713,823,590     $   901,781,381
                                       --------------------------------------------------------------------------
Unrealized appreciation..............  $     46,660,204   $              --     $ 220,355,316     $   208,291,006
Unrealized depreciation..............       (18,729,787)                 --        (1,084,310)        (15,927,019)
                                       --------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation)......................  $     27,930,417   $              --     $ 219,271,006     $   192,363,987
                                       --------------------------------------------------------------------------


                                       --------------------------------------------------------------------------
                                           FRANKLIN           FRANKLIN             FRANKLIN          FRANKLIN
                                          SMALL CAP        SMALL CAP VALUE     STRATEGIC INCOME   U.S. GOVERNMENT
                                             FUND          SECURITIES FUND     SECURITIES FUND         FUND
                                       --------------------------------------------------------------------------
Cost of investments..................  $    995,888,299   $     492,868,917     $ 488,495,041     $   574,511,505
                                       --------------------------------------------------------------------------
Unrealized appreciation..............  $    260,037,042   $     120,762,068     $  24,173,105     $    13,963,959
Unrealized depreciation..............       (78,165,742)        (11,490,018)       (4,232,252)         (1,256,743)
                                       --------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation)......................  $    181,871,300   $     109,272,050     $  19,939,853     $    12,707,216
                                       --------------------------------------------------------------------------


106 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

1. INCOME TAXES (continued)

                                       --------------------------------------------------------------------------
                                           FRANKLIN           FRANKLIN             MUTUAL             MUTUAL
                                         ZERO COUPON         ZERO COUPON          DISCOVERY           SHARES
                                          FUND 2005           FUND 2010        SECURITIES FUND    SECURITIES FUND
                                       --------------------------------------------------------------------------
Cost of investments..................  $     83,654,194   $      78,761,716     $ 360,641,620     $ 2,053,163,687
                                       --------------------------------------------------------------------------
Unrealized appreciation..............  $      3,095,987   $      10,922,287     $  70,396,582     $   317,251,066
Unrealized depreciation..............              (796)                 --        (8,094,256)        (34,835,168)
                                       --------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation)......................  $      3,095,191   $      10,922,287     $  62,302,326     $   282,415,898
                                       --------------------------------------------------------------------------

                                       --------------------------------------------------------------------------
                                          TEMPLETON           TEMPLETON           TEMPLETON          TEMPLETON
                                      DEVELOPING MARKETS       FOREIGN          GLOBAL ASSET       GLOBAL INCOME
                                       SECURITIES FUND     SECURITIES FUND     ALLOCATION FUND    SECURITIES FUND
                                       --------------------------------------------------------------------------
Cost of investments.................   $    551,722,529   $   1,393,247,969     $ 502,472,998     $    50,116,996
                                       --------------------------------------------------------------------------
Unrealized appreciation.............   $    121,535,367   $     241,861,439     $ 123,289,781     $     7,055,619
Unrealized depreciation..............       (18,193,194)        (69,887,422)      (28,291,749)           (920,478)
                                       --------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation).....................   $    103,342,173   $     171,974,017     $  94,998,032     $     6,135,141

                                     ------------------
                                         TEMPLETON
                                           GROWTH
                                      SECURITIES FUND
                                     ------------------
Cost of investments.............     $    1,514,374,166
                                     ------------------
Unrealized appreciation.........     $      209,337,712
Unrealized depreciation.........            (78,536,465)
                                     ------------------
Net unrealized appreciation
 (depreciation).................     $      130,801,247
                                     ------------------

2. RESTRICTED SECURITIES

At September 30, 2004, the following funds held investments in restricted and illiquid securities, as follows:

---------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                 ACQUISITION
  AMOUNT/SHARES   ISSUER                                       DATE              COST             VALUE
---------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH INCOME FUND
          8,000   Poland Telecom Finance, wts., 144A,
                   12/01/07 .........................           11/24/97     $       48,000  $         --
                                                                                             ------------
  FRANKLIN INCOME SECURITIES FUND
     $2,215,075   Consoltex Group Inc., PIK, 10.00%,
                   7/18/10 ..........................            2/11/02     $    9,954,422  $    114,099
                       (0.01% OF NET ASSETS)                                                 ------------


                                       Quarterly Statements of Investments | 107

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. RESTRICTED SECURITIES (CONTINUED)

---------------------------------------------------------------------------------------------------------
  PRINCIPAL/AMOUNT                                           ACQUISITION
  SHARES/WARRANTS ISSUER                                        DATE             COST            VALUE
---------------------------------------------------------------------------------------------------------
  Mutual Discovery Securities Fund
         16,706   AboveNet Inc............................      10/02/01     $      775,157   $   400,333
      2,312,000   AboveNet Inc., Contingent Distribution..      10/02/01                 --            --
            550   AboveNet Inc., wts., 9/08/08............      10/02/01             68,164         1,584
            647   AboveNet Inc., wts., 9/08/10............      10/02/01             73,247         1,423
         22,989   Ace Aviation............................       9/23/04            386,430       451,086
        671,524   Cerberus NCB Acquisition LP Ltd., wts.,
                  8/29/13 ................................       9/30/04                 --       335,762
            755   Elephant Capital Holdings Ltd...........       8/23/04            755,123     1,003,996
        124,400   Florida East Coast Industries Inc.......       5/06/97          4,017,621     4,437,659
         95,634   Hollinger International Inc.............       3/18/04          1,652,565     1,488,161
        451,787   Imagine Group Holdings Ltd..............       8/31/04          4,626,977     4,626,990
        128,899   International Steel Group...............       4/10/02            587,500     3,909,507
         34,780   Leucadia National Group.................      12/20/02          1,225,995     1,871,773
        477,000   Nippon Investment, LLC..................       8/23/04             86,695            --
          2,140   Olympus Re Holdings Ltd.................      12/19/01            214,000       366,924
          2,971   Security Capital European Realty........       4/08/98             74,456        21,807
             10   Torre Mayor Investments, LP.............      10/28/02          1,000,000       650,000
          2,796   White Mountains Insurance Group Inc.....      10/22/02            824,820     1,397,161
                                                                                              -----------
                     TOTAL RESTRICTED SECURITIES (4.91% OF NET ASSETS).....................   $20,964,166
                                                                                              ===========


108 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. RESTRICTED SECURITIES (CONTINUED)

---------------------------------------------------------------------------------------------------------
  PRINCIPAL/AMOUNT                                                            ACQUISITION
  SHARES/WARRANTS ISSUER                                         DATE             COST             VALUE
---------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund

         56,216   AboveNet Inc............................      10/02/01     $    2,727,733  $  1,347,127
          2,231   AboveNet Inc., wts., 9/08/08............      10/02/01            279,787         6,425
          2,625   AboveNet Inc., wts., 9/08/10............      10/02/01            300,103         5,775
      8,697,000   AboveNet Inc., Contingent Distribution..      10/01/03                --             --
        135,992   Ace Aviation Holdings Inc...............       9/23/04          2,285,937     2,668,412
      4,132,594   Cerberus NCB Acquistion LP Ltd., wts.,
                  8/29/13 ................................       9/30/04                 --     2,066,297
          4,653   Elephant Capital Holdings Ltd...........       8/29/03          4,654,210     6,188,139
      1,001,113   Florida East Coast Industries Inc.......       5/05/97         30,413,544    35,712,203
        610,420   Hollinger International Inc.............       3/18/04         10,541,503     9,498,746
        639,453   International Steel Group...............       4/10/02          3,118,750    19,394,609
        184,830   Leucadia National Corp..................      12/20/02          6,515,258     9,947,089
      1,148,000   Nippon Investment LLC...................       2/14/01            213,182            --
         16,280   Olympus Re Holdings Ltd.................      12/19/01          1,628,000     2,791,369
          5,832   Security Capital European Realty........       4/08/98            146,118        42,807
         30,898   White Mountains Insurance Group Inc.....      10/22/02          9,114,910    15,439,731
                                                                                             ------------
                     TOTAL RESTRICTED SECURITIES (4.46% OF NET ASSETS).....................  $105,108,729
                                                                                             ============

For information regarding the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

                                       Quarterly Statements of Investments | 109

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 29, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 29, 2004



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  November 29, 2004